UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 9/30/16

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Reports to Shareholders.

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Emerging Markets Fund	ARTZX	N/A	APHEX
Artisan Global Equity Fund	ARTHX	N/A	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Small Cap Fund	ARTWX	N/A	N/A
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	N/A
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Small Cap Fund	ARTJX	N/A	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Small Cap Fund	ARTSX	N/A	APHSX
Artisan Value Fund	ARTLX	APDLX	APHLX

TABLE OF CONTENTS

MANAGEMENT’S DISCUSSIONS ON FUND PERFORMANCE
2	Artisan Developing World Fund
4	Artisan Emerging Markets Fund
6	Artisan Global Equity Fund
8	Artisan Global Opportunities Fund
10	Artisan Global Small Cap Fund
12	Artisan Global Value Fund
14	Artisan High Income Fund
16	Artisan International Fund
18	Artisan International Small Cap Fund
20	Artisan International Value Fund
22	Artisan Mid Cap Fund
24	Artisan Mid Cap Value Fund
26	Artisan Small Cap Fund
28	Artisan Value Fund

SCHEDULES OF INVESTMENTS
30	Artisan Developing World Fund
33	Artisan Emerging Markets Fund
36	Artisan Global Equity Fund
38	Artisan Global Opportunities Fund
40	Artisan Global Small Cap Fund
42	Artisan Global Value Fund
44	Artisan High Income Fund
49	Artisan International Fund
52	Artisan International Small Cap Fund
54	Artisan International Value Fund
57	Artisan Mid Cap Fund
60	Artisan Mid Cap Value Fund
62	Artisan Small Cap Fund
64	Artisan Value Fund

66	STATEMENTS OF ASSETS AND LIABILITIES

70	STATEMENTS OF OPERATIONS

74	STATEMENTS OF CHANGES IN NET ASSETS

82	FINANCIAL HIGHLIGHTS

94	NOTES TO FINANCIAL STATEMENTS

129	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

131	SHAREHOLDER EXPENSE EXAMPLE

136	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

142	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

145	PROXY VOTING POLICIES AND PROCEDURES

145	INFORMATION ABOUT PORTFOLIO SECURITIES

146	DIRECTORS AND OFFICERS

ARTISAN PARTNERS FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the audited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of September 30, 2016. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN DEVELOPING WORLD FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/29/2015 to 9/30/2016)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2016)

Fund / Index	1-Year	Since Inception
Artisan Developing World Fund – Investor Shares (6/29/2015)	25.27%	4.04%
Artisan Developing World Fund – Advisor Shares (6/29/2015)	25.63	4.28
Artisan Developing World Fund – Institutional Shares (6/29/2015)	25.86	4.44
MSCI Emerging Markets Index	16.78	-2.24	*

*	As of Investor, Institutional and Advisor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners Limited Partnership’s (the “Adviser” or “Artisan Partners”) contractual agreement to limit the Fund’s expenses to no more than 1.50%, of the average daily net assets of Investor Shares, 1.40% of the average daily net assets of Advisor Shares and 1.40% of the average daily net assets of Institutional Shares, which has been in effect since the Fund’s inception and has had a material impact on performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

2	Artisan Partners Funds

INVESTING ENVIRONMENT

During the 12-month period ended September 30, 2016, emerging markets equities advanced by double digits, outperforming developed markets peers. Accommodative monetary policy by central banks and negative global bond yields spurred record inflows to the asset class. Rising oil prices strengthened currencies in commodity-producing countries – also aiding returns in the period.

SECTOR DIVERSIFICATION

Sector	9/30/2015	9/30/2016
Consumer Discretionary	15.2%	20.4%
Consumer Staples	13.7	16.4
Financials	23.9	13.4
Health Care	3.6	10.5
Industrials	4.3	6.6
Information Technology	25.5	22.1
Materials	1.0	-
Real Estate	-	1.7
Telecommunication Services	1.8	0.9
Other assets less liabilities	11.0	8.0
	100.0%	100.0%

PERFORMANCE DISCUSSION

Performance of the following stocks had a positive impact on the portfolio during the period: Brazilian post-secondary institution operator Kroton Educacional, Chinese Internet and mobile services provider Tencent Holdings, Chinese Internet services and e-commerce provider Alibaba, Panamanian airline passenger and cargo services provider Copa Holdings, and Peruvian financial services provider Credicorp.

Notable detractors included: Saudi Arabian travel company AI Tayyar Travel, Chinese insurance products and services provider China Life Insurance, Indian satellite subscription provider Dish TV India, Russian food retailer Magnit and Danish pharmaceutical products producer Novo Nordisk.

REGION ALLOCATION

Region	9/30/2015	9/30/2016
Emerging Asia	39.5%	38.4%
Developed Markets	24.3	27.0
Latin America	11.3	15.8
Europe, Middle East and Africa	13.9	10.8

PORTFOLIO CHANGES

We identified several new investment opportunities for the portfolio during the period, including Brazilian consumer goods manufacturer Hypermarcas, US-based biopharmaceutical company China Biologic Products, Chinese airport operator Shanghai International Airport, Brazilian insurance and benefits package provider Qualicorp, and Danish pharmaceutical products producer Novo Nordisk. We funded these purchases in part by selling our positions in Diageo, China Life Insurance, Taiwan Semiconductor Manufacturing, Hexagon and BB Seguridade Participacoes.

Artisan Partners Funds	3

ARTISAN EMERGING MARKETS FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (6/26/2006 to 9/30/2016)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2016)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Emerging Markets Fund – Investor Shares (6/2/2008)[1]	28.79%	1.58%	2.99%	n/a	-2.96%
Artisan Emerging Markets Fund – Institutional Shares (6/26/2006)	28.69	1.68	3.19	2.60%	3.63
MSCI Emerging Markets Index	16.78	-0.56	3.03	3.95	5.00	*

[1]	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
*	As of Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

4	Artisan Partners Funds

INVESTING ENVIRONMENT

During the 12-month period ended September 30, 2016, emerging markets equities advanced double digits, outperforming developed markets peers. Accommodative monetary policy by central banks and negative global bond yields spurred record inflows to the asset class. Rising oil prices strengthened currencies in commodity-producing countries – also aiding returns in the period.

SECTOR DIVERSIFICATION

Sector	9/30/2015	9/30/2016
Consumer Discretionary	14.8%	14.6%
Consumer Staples	4.9	6.0
Energy	6.4	6.2
Financials	24.4	20.2
Health Care	7.9	5.9
Industrials	7.0	7.9
Information Technology	21.5	24.7
Materials	5.9	6.7
Telecommunication Services	2.6	2.5
Utilities	1.1	4.1
Other assets less liabilities	3.5	1.2
	100.0%	100.0%

PERFORMANCE DISCUSSION

Performance of the following stocks had a positive impact on the portfolio during the period: Korean consumer and industrial equipment manufacturer Samsung Electronics, Taiwanese integrated circuits manufacturer Taiwan Semiconductor Manufacturing, Russian commercial bank Sberbank, Chinese Internet services and e-commerce provider Alibaba, and South African-focused mining services company Randgold Resources.

Notable detractors included: Chinese train-borne electrical systems provider Zhuzhou CRRC Times Electric, Chinese insurance products and services provider China Life Insurance, Korean automobile manufacturer Kia Motors, Chinese media production company Wisdom Sports, and Chinese industrial equipment and technology producer China High Precision Automation.

REGION ALLOCATION

Sector	9/30/2015	9/30/2016
Emerging Asia	60.0%	56.6%
Latin America	14.9	19.4
Europe, Middle East and Africa	17.0	18.4
Developed Markets	4.6	4.4

PORTFOLIO CHANGES

We identified several new investment opportunities for the portfolio during the period, including UAE diversified health care company NMC Health, Taiwanese industrial waste disposal company Sunny Friend Environmental Technology, Brazilian electricity company Cia Energetica de Minas Gerais, Czech commercial bank Moneta Money Bank and Indonesian power company Cikarang Listrindo. We funded these purchases in part by selling our positions in CTBC Financial Holding, Emaar Malls, YPF, Integrated Diagnostics and Habib Bank.

Artisan Partners Funds	5

ARTISAN GLOBAL EQUITY FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/29/2010 to 9/30/2016)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2016)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Global Equity Fund – Investor Shares (3/29/2010)	7.40%	5.12%	14.57%	10.95%
Artisan Global Equity Fund – Institutional Shares (10/15/2015)	n/a	n/a	n/a	3.01	[1]
MSCI ACWI Index	11.96	5.17	10.63	7.14	*

[1]	For the period from commencement of operations 10/15/2015 through 9/30/2016; not annualized.
*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

6	Artisan Partners Funds

INVESTING ENVIRONMENT

The 12-month period ended September 30, 2016, was volatile for global equities, though global equities closed the period up double digits in USD terms. Stocks sold off in late 2015 and early 2016 on fears over China’s slowing growth and slumping oil prices, but later bounced as oil prices rallied. The United Kingdom’s June 2016 vote to leave the European Union again rattled global markets, though stocks swiftly rebounded as global central banks remained exceptionally accommodative.

SECTOR DIVERSIFICATION

Sector	9/30/2015	9/30/2016
Consumer Discretionary	24.4%	26.2%
Consumer Staples	1.4	14.6
Financials	13.9	7.8
Health Care	28.2	12.6
Industrials	6.6	5.9
Information Technology	14.5	22.8
Materials	4.0	3.3
Real Estate	—	2.3
Telecommunication Services	1.9	2.7
Utilities	2.2	—
Other assets less liabilities	2.9	1.8
	100.0%	100.0%

PERFORMANCE DISCUSSION

Performance of the following stocks had a positive impact on the portfolio during the period: US-based developer and distributor of biomedical technologies Medivation, Finnish consumer packaged goods manufacturer Huhtamaki, US-based online retailer Amazon.com, US-based therapeutic and diagnostic medical products manufacturer Medtronic and US-based Internet search engine operator Alphabet.

Notable detractors included: US-based medical services and solutions holding company Envision Healthcare Holdings, US-based specialty pharmaceutical products provider Portola Pharmaceuticals, US-based global payment and travel company American Express, US-based biopharmaceutical products provider PTC Therapeutics and US-based home furnishings provider Restoration Hardware Holdings.

REGION ALLOCAITON

Region	9/30/2015	9/30/2016
Americas	57.9%	64.3%
Europe	24.3	20.0
Pacific Basin	2.6	8.0
Emerging Markets	12.3	5.9

PORTFOLIO CHANGES

We identified several new investment opportunities for the portfolio during the period, including US-based brewing company Molson Coors Brewing, US-based online retailer Amazon.com, US-based discount retail chain operator Dollar Tree, Japanese tobacco product manufacturer and distributor Japan Tobacco, and US-based minimally invasive medical devices manufacturer Boston Scientific. We funded these purchases in part by selling our positions in Advance Auto Parts, American Express, Gilead Sciences, JPMorgan Chase and Baidu.

Artisan Partners Funds	7

ARTISAN GLOBAL OPPORTUNITIES FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/22/2008 to 9/30/2016)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2016)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Global Opportunities Fund – Investor Shares (9/22/2008)	19.29%	9.12%	15.82%	10.90%
Artisan Global Opportunities Fund – Advisor Shares (4/1/2015)	19.37	n/a	n/a	9.42
Artisan Global Opportunities Fund – Institutional Shares (7/26/2011)	19.60	9.40	16.10	10.98
MSCI ACWI Index	11.96	5.17	10.63	5.83	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement, in effect from the inception of the Investor Shares through January 31, 2014, to limit the Investor Shares’ expenses to no more than 1.50%, which has had a material impact on performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

8	Artisan Partners Funds

INVESTING ENVIRONMENT

For the 12-month period ended September 30, 2016, global equities advanced by double digits but not without sporadic bouts of volatility. Global monetary policy remained historically accommodative, with most major central banks maintaining near zero or negative interest-rate policies—likely contributing to investor demand for higher-yielding equities. Oil prices were flat, falling sharply through early 2016 before rebounding through the summer. Amid the commodities price recovery and abating concerns about the rate of China’s economic growth, emerging markets equities generally outpaced global equities. Against a background of tepid global economic activity, US stocks outperformed the developed world, while small-cap stocks outpaced mid and large caps during the period.

SECTOR DIVERSIFICATION

Sector	9/30/2015	9/30/2016
Consumer Discretionary	16.5%	9.7%
Consumer Staples	5.0	8.8
Energy	1.5	2.4
Financials	6.9	6.8
Health Care	16.6	14.9
Industrials	10.1	12.3
Information Technology	31.9	34.5
Materials	2.1	4.0
Utilities	1.5	—
Other assets less liabilities	7.9	6.6
	100.0%	100.0%

PERFORMANCE DISCUSSION

Performance of the following stocks had a positive impact on the portfolio during the period: Danish biotechnology company Genmab, Chinese Internet and mobile services provider Tencent Holdings, US-based social networking website operator Facebook, US-based Internet search engine operator Alphabet and US-based financial information services provider S&P Global.

Notable detractors included: US-based quick-serve Mexican restaurant operator Chipotle Mexican Grill, US-based biopharmaceutical company Regeneron Pharmaceuticals, UK-based international foods retail group Associated British Foods, US-based life science tools and integrated systems manufacturer Illumina and US-based personal and commercial insurance provider Direct Line Insurance.

REGION ALLOCATION

Region	9/30/2015	9/30/2016
Americas	52.9%	54.7%
Europe	21.1	16.1
Pacific Basin	10.3	14.0
Emerging Markets	7.8	8.6

PORTFOLIO CHANGES

We identified several new investment opportunities for the portfolio during the period, including minimally invasive medical devices manufacturer Boston Scientific, Australian vineyard and winery operator Treasury Wine Estates, US-based provider of water, hygiene and energy technologies Ecolab, US-based online travel company Priceline and UK-based digital automotive marketplace operator AutoTrader. We funded these purchases in part by selling our positions in Abbott Laboratories, Illumina, Walt Disney, FANUC and Chipotle Mexican Grill.

Artisan Partners Funds	9

ARTISAN GLOBAL SMALL CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/25/2013 to 9/30/2016)

Average annual TOTAL RETURNS (as of 9/30/2016)

Fund / Index	1-Year	3-Year	Since Inception
Artisan Global Small Cap Fund – Investor Shares (6/25/2013)	-4.05%	-0.73%	1.14%
MSCI AWCI Index	11.96	5.17	7.87	*
MSCI ACWI Small Cap Index	14.21	5.67	9.25	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

10	Artisan Partners Funds

INVESTING ENVIRONMENT

The 12-month period ended September 30, 2016, was volatile for global equities. Stocks sold off in late 2015 and early 2016 on fears over China’s slowing growth and slumping oil prices, but later bounced as oil prices rallied. The United Kingdom’s June 2016 vote to leave the European Union again rattled global markets, though stocks swiftly rebounded as global central banks remained exceptionally accommodative. Ultimately, global small-cap stocks closed the period up double digits in USD terms, outpacing large-cap stocks.

SECTOR DIVERSIFICATION

Sector	9/30/2015	9/30/2016
Consumer Discretionary	18.6%	26.5%
Consumer Staples	4.0	18.4
Financials	9.5	3.8
Health Care	20.0	9.9
Industrials	7.6	11.7
Information Technology	8.5	4.0
Materials	6.3	6.9
Real Estate	—	3.8
Telecommunication Services	6.3	11.3
Utilities	10.5	—
Other assets less liabilities	8.7	3.7
	100.0%	100.0%

PERFORMANCE DISCUSSION

Performance of the following stocks had a positive impact on the portfolio during the period: Finnish consumer packaged goods manufacturer Huhtamaki, US-based cable company Cable One, US-based clinical-stage biopharmaceutical company Nektar Therapeutics, Swedish producer of confectionery products Coletta and Japanese chain store operator Seria.

Notable detractors included: UK-based education and health services provider Cambian, US-based specialty pharmaceutical products provider Portola Pharmaceuticals, UK-based supplier of plastic and fiber products Essentra, US-based biopharmaceutical products provider PTC Therapeutics and wastewater treatment company SIIC Environment Holdings.

REGION ALLOCATION

Region	9/30/2015	9/30/2016
Europe	50.7%	70.2%
Americas	13.6	16.1
Emerging Markets	21.6	6.4
Pacific Basin	5.4	3.6

PORTFOLIO CHANGES

We identified several new investment opportunities for the portfolio during the period, including Danish tobacco products manufacturer and distributor Scandinavian Tobacco, Dutch connectivity and performance management services provider InterXion Holding, Swedish cable company Com Hem Holding, German specialty glass and plastic products producer Gerresheimer, and US-based snack food manufacturer and distributor Snyder’s-Lance. We funded these purchases in part by selling our positions in SIIC Environment Holdings, 21Vianet, Cambian, CT Environmental and Cera Sanitaryware.

Artisan Partners Funds	11

ARTISAN GLOBAL VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/10/2007 to 9/30/2016)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2016)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Global Value Fund – Investor Shares (12/10/2007)	11.86%	5.83%	13.58%	7.05%
Artisan Global Value Fund – Advisor Shares (4/1/2015)	12.00	n/a	n/a	2.62
Artisan Global Value Fund – Institutional Shares (7/17/2012)	12.18	6.09	n/a	12.16
MSCI ACWI Index	11.96	5.17	10.63	2.26	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement, in effect from the inception of the Investor Shares through January 31, 2014, to limit the expenses to no more than 1.50%, which has had a material impact on performance, which would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

12	Artisan Partners Funds

INVESTING ENVIRONMENT

Global equity markets experienced a volatile 12 months, but closed the period ended September 30, 2016, in positive territory. Negative interest rates in Europe and Japan and the flattened US yield curve spurred a selloff in late 2015 that continued through the first month of the 2016. Stocks gained modestly with the rise in oil prices, and bounced back in concert with GBP after a sharp decline induced by the United Kingdom’s June 2016 vote to leave the European Union. Global monetary policy continued to be extraordinarily accommodative.

SECTOR DIVERSIFICATION

Sector	9/30/2015	9/30/2016
Consumer Discretionary	3.9%	3.7%
Consumer Staples	7.1	6.8
Energy	2.8	2.4
Financials	37.1	31.4
Health Care	7.9	6.2
Industrials	7.7	10.1
Information Technology	23.3	25.2
Telecommunication Services	1.9	3.1
Other assets less liabilities	8.3	11.1
	100.0%	100.0%

PERFORMANCE DISCUSSION

Performance of the following stocks had a positive impact on the portfolio during the period: Korean consumer and industrial equipment manufacturer Samsung Electronics, Brazilian telecommunications company Telefonica Brasil, US-based software developer Microsoft, US-based health care products manufacturer and services provider Johnson & Johnson, and US-based digital communications equipment manufacturer QUALCOMM.

Notable detractors included: UK-based commercial bank RBS, Swiss banking and financial services provider UBS, UK-based banking and financial services company Lloyds Banking, UK-based food retailer operator Tesco, and UK-based consulting and engineering services provider Amec Foster Wheeler.

REGION ALLOCATION

Region	9/30/2015	9/30/2016
Americas	55.2%	49.4%
Europe	28.9	27.7
Emerging Markets	7.5	11.5
Pacific Basin	0.1	0.3

PORTFOLIO CHANGES

We identified several new investment opportunities for the portfolio during the period, including Chinese Internet search engine operator Baidu, US-based package and freight delivery company FedEx, Swiss luxury goods retailer Cie Financiere Richemont, UK-based bespoke solutions engineer IMI and Japanese automobile tire manufacturer Bridgestone. We funded these purchases in part by selling our positions in Applied Materials, Novartis, New Oriental Education & Technology, Flextronics International and Joy Global.

Artisan Partners Funds	13

ARTISAN HIGH INCOME FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/19/2014 to 9/30/2016)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2016)

Fund / Index	1-Year	Since Inception
Artisan High Income Fund – Investor Shares (3/19/2014)	11.40%	5.92%
Artisan High Income Fund – Advisor Shares (3/19/2014)	11.61	6.07
BofA Merrill Lynch U.S. High Yield Master II Total Return	12.82	3.73	*

*	As of Investor and Advisor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. Unlike the Index, the Fund may hold loans and other security types. At times, this can cause material differences in relative performance. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

14	Artisan Partners Funds

INVESTING ENVIRONMENT

The non-investment grade credit market advanced during the 12-month period ended September 30, 2016, as yields and spreads reached their lowest levels in more than a year. Credit markets benefited from a rebound in commodity prices, aggressive central bank policies and some evidence of reduced global macro risks.

PERFORMANCE DISCUSSION

Performance of the following holdings had a positive impact on the portfolio during the period: US-based energy infrastructure company Williams Cos, Taiwanese polyethylene manufacturer USI, US-based real estate investment trust VEREIT, Dutch cable provider Altice and US-based oil and gas company Laredo Petroleum.

Performance of the following holdings had a negative impact on the portfolio during the period: US-based integrated circuit manufacturer Opal Acquisition, US-based risk management provider York Risk Services, US-based crop input distributer Pinnacle Operating, US-based exploration and production company Midstates Petroleum and Canadian oil and natural gas company Paramount Resources.

PORTFOLIO COMPOSITION

Type	9/30/2015	9/30/2016
Corporate Bonds	73.2%	71.1%
Bank Loans	21.0	21.4
Cash and Equivalents	5.8	7.5

PORTFOLIO CHANGES

We identified several new investment opportunities for the portfolio during the period, including US-based energy infrastructure company Williams Cos, Singapore-based investment holding company HUB Holdings, US-based provider of commerce technologies and network solutions First Data, US-based overhead crane manufacturer Cloud Crane, and Canadian exploration and production company Seven Generations Energy. We funded these purchases in part by selling our positions in Range Resources, Electronic Funds Source, Frontier Communications, Parsley Energy and Valeant Pharmaceuticals International.

Artisan Partners Funds	15

ARTISAN INTERNATIONAL FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/28/1995 to 9/30/2016)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2016)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund – Investor Shares (12/28/1995)	5.39%	0.30%	10.07%	3.58%	8.84%
Artisan International Fund – Advisor Shares (4/1/2015)	5.58	n/a	n/a	n/a	-5.95
Artisan International Fund – Institutional Shares (7/1/1997)	5.64	0.54	10.32	3.82	7.66
MSCI EAFE Index	6.52	0.48	7.39	1.82	4.34	*
MSCI ACWI ex USA Index†	9.26	0.18	6.04	2.16	4.81	*

*	As of Investor Shares inception date.
†	The performance of the Index represents linked performance data for the MSCI ACWI ex USA (Gross) Index from inception to 12/31/2000 and the MSCI ACWI ex USA (Net) Index from 1/1/2001 forward.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

16	Artisan Partners Funds

INVESTING ENVIRONMENT

The 12-month period ended September 30, 2016, was volatile for international equities, though they closed the period in positive territory in USD terms. Stocks sold off in late 2015 and early 2016 on fears over China’s slowing growth and slumping oil prices, but later bounced as oil prices rallied. The United Kingdom’s June 2016 vote to leave the European Union again rattled global markets, though stocks swiftly rebounded as global central banks remained exceptionally accommodative.

SECTOR DIVERSIFICATION

Sector	9/30/2015	9/30/2016
Consumer Discretionary	21.2%	9.5%
Consumer Staples	10.0	27.0
Financials	12.3	15.5
Health Care	19.3	11.2
Industrials	9.9	11.9
Information Technology	12.5	8.8
Materials	8.0	4.1
Real Estate	–	1.6
Telecommunication Services	3.1	8.7
Utilities	0.1	–
Other assets less liabilities	3.6	1.7
	100.0%	100.0%

PERFORMANCE DISCUSSION

Performance of the following stocks had a positive impact on the portfolio during the period: US-based therapeutic and diagnostic medical products manufacturer Medtronic, Hong Kong-based insurance and financial services provider AIA, Chinese Internet search engine operator Baidu, Swiss crop-protection product and seed producer Syngenta, and Swiss biopharmaceutical company Actelion.

Notable detractors included: German health care and agricultural products producer Bayer, UK-based provider of air passenger and cargo transport services International Consolidated Airlines, UK-based provider of information technology services Cognizant Technology Solutions, UK-based banking and financial services company Lloyds Banking, and Swiss pharmaceutical and consumer health care product manufacturer Novartis.

REGION ALLOCATION

Region	9/30/2015	9/30/2016
Europe	56.4%	50.5%
Americas	16.2	24.3
Pacific Basin	11.0	16.6
Emerging Markets	12.8	6.9

PORTFOLIO CHANGES

We identified several new investment opportunities for the portfolio during the period, including Japanese tobacco product manufacturer and distributor Japan Tobacco, US-based provider of risk and insurance brokerage consulting Aon, Japanese telecommunication services provider NTT DOCOMO, UK-based branded and consumer packaged goods manufacturer Unilever, and Chinese Internet services and e-commerce provider Alibaba. We funded these purchases in part by selling our positions in Baidu, Toyota, Grupo Televisa, Tencent Holdings and Syngenta.

Artisan Partners Funds	17

ARTISAN INTERNATIONAL SMALL CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/21/2001 to 9/30/2016)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2016)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Small Cap Fund – Investor Shares (12/21/2001)	2.50%	0.93%	10.87%	5.87%	11.82%
Artisan International Small Cap Fund – Institutional Shares (4/12/2016)	n/a	n/a	n/a	n/a	2.84	[1]
MSCI EAFE Index	6.52	0.48	7.39	1.82	5.59	*
MSCI EAFE Small Cap Index	12.33	5.08	11.07	4.39	10.05	*

[1]	For the period from commencement of operations 4/12/2016 through 9/30/2016; not annualized.
*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

18	Artisan Partners Funds

INVESTING ENVIRONMENT

The 12-month period ended September 30, 2016, was volatile for international equities. Stocks sold off in late 2015 and early 2016 on fears over China’s slowing growth and slumping oil prices, but later bounced as oil prices rallied. The United Kingdom’s June 2016 vote to leave the European Union again rattled global markets, though stocks swiftly rebounded as global central banks remained exceptionally accommodative. Ultimately, international small-cap stocks ended the period up double digits in USD terms, outpacing large-cap stocks.

SECTOR DIVERSIFICATION

Sector	9/30/2015	9/30/2016
Consumer Discretionary	7.4%	14.0%
Consumer Staples	12.6	26.3
Financials	2.1	2.0
Health Care	12.8	7.1
Industrials	17.0	15.9
Information Technology	18.5	15.9
Materials	4.3	1.9
Real Estate	—	2.0
Telecommunication Services	7.6	10.8
Utilities	8.9	1.3
Other assets less liabilities	8.8	2.8
	100.0%	100.0%

PERFORMANCE DISCUSSION

Performance of the following stocks had a positive impact on the portfolio during the period: Danish beer and soft drinks producer Royal Unibrew, Finnish consumer packaged goods manufacturer Huhtamaki, Swiss niche components developer, producer and distributor Comet Holding, Swedish producer of confectionery products Cloetta and Canadian telecommunications service provider Manitoba Telecom Services.

Notable detractors included: UK-based human resources services provider Hays, Chinese environmental consultant China Everbright International, UK-based supplier of plastic and fiber products Essentra, Spanish telecommunication company Euskaltel and Italian investment management services company Azimut Holding.

REGION ALLOCATION

Region	9/30/2015	9/30/2016
Europe	64.7%	80.9%
Pacific Basin	2.1	8.8
Emerging Markets	23.2	5.0
Americas	1.2	2.5

PORTFOLIO CHANGES

We identified several new investment opportunities for the portfolio during the period, including German provider of office and warehouse supplies Takkt, Danish tobacco products manufacturer and distributor Scandinavian Tobacco, Dutch connectivity and performance management services provider InterXion Holding, UK-based automobile insurance provider AA, and UK-based home emergency and repair services provider HomeServe. We funded these purchases in part by selling our positions in Beijing Enterprises Water, China Everbright International, 21Vianet, Almirall and Hays.

Artisan Partners Funds	19

ARTISAN INTERNATIONAL VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/23/2002 to 9/30/2016)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2016)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Value Fund – Investor Shares (9/23/2002)	9.02%	3.44%	12.21%	6.53%	12.94%
Artisan International Value Fund – Advisor Shares (4/1/2015)	9.17	n/a	n/a	n/a	0.21
Artisan International Value Fund –Institutional Shares (10/1/2006)	9.27	3.68	12.44	6.74	6.74
MSCI EAFE Index	6.52	0.48	7.39	1.82	7.54	*
MSCI EAFE Value Index	3.52	-1.49	5.99	0.44	7.27	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

20	Artisan Partners Funds

INVESTING ENVIRONMENT

Global equity markets experienced a volatile 12 months, but closed the period ended September 30, 2016, in positive territory. Negative interest rates in Europe and Japan and the flattened US yield curve spurred a selloff in late 2015 that continued through the first month of the 2016. Stocks gained modestly with the rise in oil prices, and bounced back in concert with GBP after a sharp Brexit-induced decline in late June. Global monetary policy continued to be extraordinarily accommodative.

SECTOR DIVERSIFICATION

Sector	9/30/2015	9/30/2016
Consumer Discretionary	15.0%	11.3%
Consumer Staples	8.8	8.5
Energy	3.5	3.2
Financials	24.4	22.2
Health Care	5.4	5.4
Industrials	13.2	17.3
Information Technology	14.2	16.8
Telecommunication Services	1.8	3.0
Other assets less liabilities	13.7	12.3
	100.0%	100.0%

PERFORMANCE DISCUSSION

Performance of the following stocks had a positive impact on the portfolio during the period: Korean consumer and industrial equipment manufacturer Samsung Electronics, Japanese industrial products manufacturer Tokyo Electron, Brazilian telecommunications company Telefonica Brasil, UK-based catering services provider Compass, and Swiss power and automation technologies provider ABB.

Notable detractors included: UK-based commercial bank RBS, Swiss banking and financial services provider UBS, UK-based banking and financial services company Lloyds Banking, UK-based food retailer operator Tesco and Dutch financial services provider ING.

REGION ALLOCATION

Region	9/30/2015	9/30/2016
Europe	55.7%	53.4%
Americas	14.9	14.9
Emerging Markets	10.8	14.4
Pacific Basin	4.9	5.0

PORTFOLIO CHANGES

We identified several new investment opportunities for the portfolio during the period, including Swiss luxury goods retailer Cie Financiere Richemont, US-based provider of risk and insurance brokerage consulting Aon, Indian provider of software development and engineering services HCL Technologies, UK-based bespoke solutions engineer IMI, and Norwegian geophysical consulting and contracting services company TGS Nopec Geophysical. We funded these purchases in part by selling our positions in Flextronics International, Deutsche Boerse, New Oriental Education & Technology, Serco and Kao.

Artisan Partners Funds	21

ARTISAN MID CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/27/1997 to 9/30/2016)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2016)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Fund – Investor Shares (6/27/1997)	8.08%	5.75%	14.16%	9.88%	13.24%
Artisan Mid Cap Fund – Advisor Shares (4/1/2015)	8.19	n/a	n/a	n/a	1.73
Artisan Mid Cap Fund – Institutional Shares (7/1/2000)	8.33	6.01	14.44	10.17	7.68
Russell Midcap® Index	14.25	9.70	16.67	8.32	9.50	*
Russell Midcap® Growth Index	11.24	8.90	15.85	8.51	7.96	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

22	Artisan Partners Funds

INVESTING ENVIRONMENT

For the 12-month period ended September 30, 2016, domestic mid-cap stocks advanced by double digits. Monetary policy remained historically accommodative, with most major central banks maintaining near-zero or negative interest-rate policies – likely contributing to investor demand for higher-yielding equities. Oil prices were flat, falling sharply through early 2016 before rebounding through the summer. Against a background of tepid global economic activity, US stocks outperformed the developed world, while small-cap stocks outpaced mid-and large-cap stocks during the period.

SECTOR DIVERSIFICATION

Sector	9/30/2015	9/30/2016
Consumer Discretionary	20.8%	18.0%
Consumer Staples	2.4	2.8
Energy	1.7	3.1
Financials	6.4	6.4
Health Care	23.7	21.4
Industrials	16.8	19.8
Information Technology	20.8	21.9
Materials	1.3	1.5
Telecommunication Services	1.0	0.7
Other assets less liabilities	5.1	4.4
	100.0%	100.0%

PERFORMANCE DISCUSSION

Performance of the following stocks had a positive impact on the portfolio during the period: financial information services provider S&P Global, minimally invasive medical devices manufacturer Boston Scientific, three-dimensional graphics processors developer NVIDIA, automotive products and services provider LKQ, and electronic transaction processing services provider Global Payments.

Notable detractors included: quick-serve Mexican restaurant operator Chipotle Mexican Grill, jeweler retail company Signet Jewelers, pharmaceutical research company Alkermes, medical services and solutions holding company Envision Healthcare Holdings, and professional social network operator LinkedIn.

PORTFOLIO CHANGES

We identified several new investment opportunities for the portfolio during the period, including vehicle components manufacturer Delphi Automotive, three-dimensional graphics processors developer NVIDIA, lighting and control systems producer Acuity Brands, integrated payment processor Vantiv and consumer product retailer Newell Brands. We funded these purchases in part by selling our positions in Illumina, Chipotle Mexican Grill, Signet Jewelers, TD Ameritrade and ServiceNow.

Artisan Partners Funds	23

ARTISAN MID CAP VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/2001 to 9/30/2016)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2016)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Value Fund – Investor Shares (3/28/2001)	14.10%	3.84%	12.33%	7.83%	10.36%
Artisan Mid Cap Value Fund – Advisor Shares (4/1/2015)	14.22	n/a	n/a	n/a	0.72
Artisan Mid Cap Value Fund – Institutional Shares (2/1/2012)	14.29	4.06	n/a	n/a	9.12
Russell Midcap® Index	14.25	9.70	16.67	8.32	9.40	*
Russell Midcap® Value Index	17.26	10.49	17.38	7.89	10.07	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

24	Artisan Partners Funds

INVESTING ENVIRONMENT

For the 12-month period ended September 30, 2016, US equities advanced by double digits and outperformed global equities. The US Federal Reserve’s dovish monetary policy benefited US markets, as did oil gains in the back half of the period. Equities dropped sharply after the United Kingdom voted in June 2016 to leave the European Union, but swiftly rebounded as global stimulus speculations eased uncertainty. Value stocks had an edge over growth during the period, and small-cap stocks modestly outpaced large- and mid-cap stocks.

SECTOR DIVERSIFICATION

Sector	9/30/2015	9/30/2016
Consumer Discretionary	17.6%	18.2%
Consumer Staples	1.5	—
Energy	6.2	10.6
Financials	24.6	22.4
Health Care	—	1.6
Industrials	14.7	15.3
Information Technology	17.0	14.3
Materials	7.5	9.5
Utilities	5.1	1.5
Other assets less liabilities	5.8	6.6
	100.0%	100.0%

PERFORMANCE DISCUSSION

Performance of the following stocks had a positive impact on the portfolio during the period: oil and gas company Devon Energy, oil and gas company Apache, gold company Kinross Gold, gold company Goldcorp and mining equipment manufacturer Joy Global.

Notable detractors included: oil and gas company SM Energy, financial products and services provider H&R Block, video and Internet commerce company Liberty Interactive QVC, retail chain operator Bed Bath & Beyond, and potash and phosphate producer Mosaic.

PORTFOLIO CHANGES

We identified several new investment opportunities for the portfolio during the period, including oil and gas company Devon Energy , aircraft leasing company Air Lease, media and information services company News Corp, auto retailer AutoNation and tank barge operator Kirby Corp. We funded these purchases in part by selling our positions in SCANA, Bed Bath & Beyond, Republic Services, Teradata and Kroger.

Artisan Partners Funds	25

ARTISAN SMALL CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/1995 to 9/30/2016)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2016)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Fund – Investor Shares (3/28/1995)	15.27%	5.98%	15.50%	7.87%	8.67%
Artisan Small Cap Fund – Institutional Shares (5/7/2012)	15.51	6.20	n/a	n/a	12.68
Russell 2000® Index	15.47	6.71	15.82	7.07	9.03	*
Russell 2000® Growth Index	12.12	6.58	16.15	8.29	7.26	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

26	Artisan Partners Funds

INVESTING ENVIRONMENT

For the 12-month period ended September 30, 2016, domestic small-cap stocks advanced by double digits. Monetary policy remained historically accommodative, with most major central banks maintaining near zero or negative interest-rate policies – likely contributing to investor demand for higher-yielding equities. Oil prices were flat, falling sharply through early 2016 before rebounding through the summer. Against a background of tepid global economic activity, US stocks outperformed the developed world, while small-cap stocks outpaced mid- and large-cap stocks during the period.

SECTOR DIVERSIFICATION

Sector	9/30/2015	9/30/2016
Consumer Discretionary	14.9%	11.2%
Consumer Staples	1.0	0.8
Energy	1.4	1.2
Financials	—	1.3
Health Care	22.6	22.2
Industrials	16.9	21.9
Information Technology	38.1	34.9
Other assets less liabilities	5.1	6.5
	100.0%	100.0%

PERFORMANCE DISCUSSION

Performance of the following stocks had a positive impact on the portfolio during the period: lighting and control systems producer Acuity Brands, machine vision-systems manufacturer Cognex, technology solutions provider John Bean Technologies, medical device company Nevro Corp and Online trading site operator MercadoLibre.

Notable detractors included: home furnishings provider Restoration Hardware, provider of Internet radio services Pandora Media, developer of a non-invasive screening tests Exact Sciences, online construction collaboration solutions provider Textura and provider of healthcare professionals outsourcing services Team Health Holdings.

PORTFOLIO CHANGES

We identified several new investment opportunities for the portfolio during the period, including provider of cloud-based business services Veeva Systems, retail store chain operator Ollie’s Bargain Outlet Holdings, filtration systems manufacturer Donaldson, enterprise software designer and developer Atlassian and US-based home furnishings provider Dun & Bradstreet. We funded these purchases in part by selling our positions in Restoration Hardware, Incyte, Team Health Holdings, Forward Air and Textura.

Artisan Partners Funds	27

ARTISAN VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/27/2006 to 9/30/2016)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2016)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Value Fund – Investor Shares (3/27/2006)	24.64%	6.99%	12.81%	6.18%	6.28%
Artisan Value Fund – Advisor Shares (4/1/2015)	24.73	n/a	n/a	n/a	5.02
Artisan Value Fund – Institutional Shares (7/26/2011)	24.78	7.19	13.07	n/a	9.37
Russell 1000® Index	14.93	10.78	16.41	7.40	7.33	*
Russell 1000® Value Index	16.20	9.70	16.15	5.85	6.17	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

28	Artisan Partners Funds

INVESTING ENVIRONMENT

For the 12-month period ended September 30, 2016, US equities advanced by double digits and outperformed global equities. The US Federal Reserve’s dovish monetary policy benefited US markets, as did oil gains in the back half of the period. Equities dropped sharply after the United Kingdom voted to leave the European Union, but swiftly rebounded as global stimulus speculations eased uncertainty. Value stocks had an edge over growth during the period, and small-cap stocks modestly outpaced large and mid cap.

SECTOR DIVERSIFICATION

Sector	9/30/2015	9/30/2016
Consumer Discretionary	5.5%	16.1%
Energy	13.4	15.1
Financials	24.2	17.4
Health Care	1.3	2.0
Industrials	12.4	8.7
Information Technology	26.6	20.8
Materials	12.4	14.5
Telecommunication Services	2.0	—
Other assets less liabilities	2.2	5.4
	100.0%	100.0%

PERFORMANCE DISCUSSION

Performance of the following stocks had a positive impact on the portfolio during the period: oil and gas company Apache, consumer and industrial equipment manufacturer Samsung Electronics, gold company Kinross Gold, gold company Goldcorp and mining equipment manufacturer Joy Global.

Notable detractors included: video and Internet commerce company Liberty Interactive QVC, potash and phosphate producer Mosaic, global insurance and reinsurance writer Arch Capital, global investment banking company Goldman Sachs, and banking and financial services company Citigroup.

REGION ALLOCATION

Region	9/30/2015	9/30/2016
Americas	87.7%	85.5%
Emerging Markets	5.6	6.0
Europe	2.5	3.1
Pacific Basin	2.0	—

PORTFOLIO CHANGES

We identified several new investment opportunities for the portfolio during the period, including aircraft leasing company Air Lease, media and entertainment company Time Warner, chemical company LyondellBasell, video and Internet commerce company Liberty Interactive QVC, and video and Internet holding company Liberty Ventures. We funded these purchases in part by selling our positions in EMC, Arch Capital, Joy Global, Precision Castparts and Progressive.

Artisan Partners Funds	29

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments – September 30, 2016

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 92.0%

ARGENTINA - 0.5%
Grupo Supervielle S.A. (DR)(1)	314,758	$4,662

BRAZIL - 9.5%
Ambev S.A. (DR)	2,238,249	13,631
Hypermarcas S.A.	2,305,200	19,755
Kroton Educacional S.A.	5,057,600	23,001
Lojas Renner S.A.	1,180,113	8,879
Qualicorp S.A.	3,153,200	18,596

		83,862
CHINA - 17.7%
Alibaba Group Holding Ltd. (DR)(1)	286,876	30,348
Baidu, Inc. (DR)(1)	121,574	22,135
Kweichow Moutai Co., Ltd., Class A(2)	597,751	26,747
Shanghai International Airport Co., Ltd., Class A(2)	4,611,392	18,677
Sinopharm Group Co., Ltd., Class H(2)	4,813,100	23,344
Tencent Holdings Ltd.(2)	1,265,800	35,073

		156,324
DENMARK - 2.0%
Novo Nordisk AS (DR)	428,382	17,816

EGYPT - 0.8%
Commercial International Bank Egypt S.A.E.(2)	775,013	4,168
Commercial International Bank Egypt S.A.E. (DR)(2)	638,382	2,518

		6,686
FRANCE - 1.7%
LVMH Moet Hennessy Louis Vuitton SE(2)	89,968	15,338

HONG KONG - 6.7%
AIA Group Ltd.(2)	5,413,300	36,270
Sands China Ltd.(2)	5,193,600	22,750

		59,020
INDIA - 10.5%
Ajanta Pharma Ltd.(2)	139,462	4,225
Aurobindo Pharma Ltd.(2)	793,235	10,242
Bharti Infratel Ltd.(2)	1,382,673	7,658
Dish TV India Ltd.(1)(2)	12,487,676	17,501
Eicher Motors Ltd.(2)	36,378	13,632
HDFC Bank Ltd. (DR)	422,565	30,378
PVR Ltd.(2)	536,858	9,633

		93,269
INDONESIA - 2.6%
Bank Mandiri Persero Tbk PT(2)	9,440,400	8,137
Matahari Department Store Tbk PT(2)	6,557,900	9,309
Media Nusantara Citra Tbk PT(2)	33,001,200	5,108

		22,554
KOREA - 2.1%
SK Hynix, Inc.(2)	505,101	18,486

MALAYSIA - 0.4%
My EG Services Bhd(2)	6,929,700	3,831

MEXICO - 2.6%
Grupo Televisa S.A.B. (DR)	902,214	23,178

NETHERLANDS - 3.6%
Unilever N.V. (DR)(2)	681,384	31,432

PANAMA - 1.4%
Copa Holdings S.A., Class A(3)	145,660	12,808

PERU - 1.8%
Credicorp Ltd.	103,114	15,696

PHILIPPINES - 1.1%
Puregold Price Club, Inc.(2)	10,735,700	9,409

RUSSIA - 5.0%
Magnit PJSC (DR)(2)	849,974	35,436
QIWI plc (DR)	611,020	8,945

		44,381
SAUDI ARABIA - 0.4%
Al Tayyar Travel Group, Equity-Linked Security(1)(2)(3)(4)(5)	489,368	3,638

SOUTH AFRICA - 2.8%
Clicks Group Ltd.(2)	431,320	3,999
Mr Price Group Ltd.(2)	1,507,104	16,688
Pioneer Foods Group Ltd.(2)	352,218	4,468

		25,155
TAIWAN - 2.2%
Eclat Textile Co., Ltd.(2)	629,000	7,539
Largan Precision Co., Ltd.(2)	69,000	8,384
Tung Thih Electronic Co., Ltd.(2)	246,000	3,441

		19,364
THAILAND - 1.9%
Siam Commercial Bank PCL(2)	3,846,200	16,525

30	Artisan Partners Funds

	Shares Held	Value
UNITED ARAB EMIRATES - 1.7%
Emaar Properties PJSC(2)	7,919,505	$15,292

UNITED STATES - 13.0%
China Biologic Products, Inc.(1)	153,660	19,128
Delphi Automotive plc	200,732	14,316
EPAM Systems, Inc.(1)	129,659	8,987
Facebook, Inc., Class A(1)	277,606	35,609
Kansas City Southern	138,023	12,880
MercadoLibre, Inc.	48,631	8,995
Visa, Inc., Class A	182,545	15,096

		115,011

Total common stocks and equity-linked securities (Cost $695,983)		813,737

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 9/30/16, due 10/3/16, maturity value $71,649 (Cost $71,649)(6)	$71,649	$71,649

Total investments - 100.1% (Cost $767,632)		885,386

Other assets less liabilities - (0.1)%		(742)

Total net assets - 100.0%(7)		$884,644

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $448,898, or 50.7% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Al Tayyar Travel Group	7/9/2015- 7/12/2016	$5,992	$3,638	0.4%

(5)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2017	$73,084

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$180,319	20.4%
Consumer Staples	144,877	16.4
Financials	118,354	13.4
Health Care	93,351	10.5
Industrials	57,997	6.5
Information Technology	195,889	22.1
Real Estate	15,292	1.7
Telecommunication Services	7,658	0.9
Short-term investments	71,649	8.1

Total investments	$885,386	100.0%

TRADING CURRENCIES - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$70,231	7.9%
Chinese yuan renminbi offshore	45,424	5.1
Egyptian pound	4,168	0.5
Euro	46,770	5.3
Hong Kong dollar	117,437	13.3
Indian rupee	62,891	7.1
Indonesian rupiah	22,554	2.5
Korean won	18,486	2.1
Malaysian ringgit	3,831	0.4
Philippine peso	9,409	1.1
South African rand	25,155	2.8
Taiwan dollar	19,364	2.2
Thai baht	16,525	1.9
U.S. dollar	407,849	46.1
UAE dirham	15,292	1.7

Total investments	$885,386	100.0%

Artisan Partners Funds	31

TOP TEN HOLDINGS - September 30, 2016
Company Name	Country	Percentage of Total Net Assets
AIA Group Ltd.	Hong Kong	4.1%
Facebook, Inc.	United States	4.0
Magnit PJSC	Russia	4.0
Tencent Holdings Ltd.	China	4.0
Unilever N.V.	Netherlands	3.6
HDFC Bank Ltd.	India	3.4
Alibaba Group Holding Ltd.	China	3.4
Kweichow Moutai Co., Ltd.	China	3.0
Sinopharm Group Co., Ltd.	China	2.7
Grupo Televisa S.A.B.	Mexico	2.6

Total		34.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

32	Artisan Partners Funds

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – September 30, 2016

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 87.0%

ARGENTINA - 3.0%
Grupo Financiero Galicia S.A.(DR)	18,327	$570
Pampa Energia S.A.(DR)(1)	16,149	523

		1,093
BRAZIL - 6.5%
Cosan S.A. Industria e Comercio	22,700	263
CVC Brasil Operadora e Agencia de Viagens S.A.	42,663	316
GAEC Educacao S.A.	55,300	211
Hypermarcas S.A.	40,438	347
Linx S.A.	62,200	371
Petroleo Brasileiro S.A.(1)	107,489	500
Vale S.A.	72,513	397

		2,405
CHILE - 1.8%
Empresa Nacional de Telecomunicaciones S.A.(1)	27,545	270
SACI Falabella	54,942	403

		673
CHINA - 19.6%
Ajisen China Holdings Ltd.(2)	439,913	202
Alibaba Group Holding Ltd. (DR)(1)	12,009	1,270
Baidu, Inc. (DR)(1)	3,770	686
China High Precision Automation Group Ltd.(1)(2)(3)	9,066,000	–
China Life Insurance Co., Ltd., Class H(2)	155,800	406
China Petroleum & Chemical Corp., Class H(2)	649,453	478
China Unicom Hong Kong Ltd.(2)	251,500	306
Digital China Holdings Ltd.(2)	478,460	461
GOME Electrical Appliances Holding Ltd.(2)	1,553,288	191
Huabao International Holdings Ltd.(1)(2)	694,322	268
Noah Holdings Ltd. (DR)(1)	20,128	526
Sino Biopharmaceutical Ltd.(2)	811,000	549
Sinopharm Group Co., Ltd., Class H(2)	122,500	594
Sinotrans Ltd., Class H(2)	539,341	265
Wisdom Sports Group(1)(2)	778,839	277
Zhuzhou CRRC Times Electric Co., Ltd., Class H(2)	138,515	723

		7,202
CZECH REPUBLIC - 0.9%
Moneta Money Bank AS(1)(2)	108,918	348

GERMANY - 0.4%
Rocket Internet SE(1)(2)	7,252	156

GREECE - 0.8%
JUMBO S.A.(2)	23,494	293
HONG KONG - 1.5%
AIA Group Ltd.(2)	80,065	537

INDIA - 7.5%
Aurobindo Pharma Ltd.(2)	28,381	366
Dr Reddy’s Laboratories Ltd.(2)	2,537	118
Godrej Consumer Products Ltd.(2)	13,077	310
Havells India Ltd.(2)	34,880	220
ICICI Bank Ltd.(2)	176,697	674
Kajaria Ceramics Ltd.(2)	14,313	299
RBL Bank Ltd.(1)	2,426	11
Reliance Industries Ltd.(2)	37,732	616
Tech Mahindra Ltd.(2)	20,938	133

		2,747
INDONESIA - 5.0%
Astra International Tbk PT(2)	780,170	496
Bank Negara Indonesia Persero Tbk PT(2)	847,618	362
Cikarang Listrindo Tbk PT(1)(2)	2,894,200	330
Hanjaya Mandala Sampoerna Tbk PT(2)	506,850	154
Indofood CBP Sukses Makmur Tbk PT(2)	661,600	482

		1,824
KAZAKHSTAN - 0.5%
KCell JSC (DR)(2)	52,986	178

KENYA - 0.9%
Equity Group Holdings Ltd.(2)	494,000	158
Safaricom Ltd.(2)	911,200	179

		337
KOREA - 5.8%
E-Mart, Inc.(2)	920	132
Hanssem Co., Ltd.(2)	1,300	208
KB Financial Group, Inc.(2)	8,120	279
Kia Motors Corp.(2)	12,709	489
Korea Electric Power Corp.(2)	5,668	278
LG Chem Ltd. (2)	1,598	350
Shinhan Financial Group Co., Ltd.(2)	11,062	405

		2,141
MALAYSIA - 0.8%
AirAsia BHD(2)	411,800	278

MEXICO - 2.4%
Alsea S.A.B. de C.V.	48,152	163
Cemex S.A.B. de C.V., UNIT(1)	527,744	419
Grupo Televisa S.A.B., UNIT	58,450	300

		882
PANAMA - 1.0%
Copa Holdings S.A., Class A(4)	4,065	357

Artisan Partners Funds	33

	Shares Held	Value
PERU - 2.0%
Credicorp Ltd.	2,978	$453
Grana y Montero S.A. (DR)	31,864	266

		719
POLAND - 0.8%
Eurocash S.A.(2)	25,712	287

RUSSIA - 4.7%
Lukoil PJSC (DR)(2)	8,287	403
Magnit PJSC(1)(2)	2,866	474
MMC Norilsk Nickel PJSC (DR)(2)	23,660	378
Moscow Exchange MICEX-RTS PJSC(1)(2)	133,567	269
Yandex N.V., Class A(1)	9,619	203

		1,727
SOUTH AFRICA - 4.0%
FirstRand Ltd.(2)	82,676	287
Naspers Ltd., Class N(2)	5,108	885
Woolworths Holdings Ltd.(2)	56,035	316

		1,488
SWITZERLAND - 0.8%
Dufry AG(1)(2)	2,273	284

TAIWAN - 10.5%
E Ink Holdings, Inc.(2)	242,000	187
Hon Hai Precision Industry Co., Ltd.(2)	257,508	652
MediaTek, Inc.(2)	53,794	413
Sunny Friend Environmental Technology Co., Ltd.(2)	118,000	507
Taiwan Semiconductor Manufacturing Co., Ltd.(2)	358,647	2,103

		3,862
THAILAND - 0.8%
Bangkok Bank PCL (DR)(2)	62,000	292

TURKEY - 1.7%
Ford Otomotiv Sanayi AS(2)	29,064	307
Turkiye Sinai Kalkinma Bankasi AS(2)	755,218	336

		643
UNITED ARAB EMIRATES - 1.5%
NMC Health plc(2)	30,186	535

UNITED KINGDOM - 1.8%
Randgold Resources Ltd.(2)	6,508	654

Total common stocks (Cost $30,666)		31,942

PREFERRED STOCKS - 11.8%

BRAZIL - 2.7%
Cia Energetica de Minas Gerais(4)	148,300	391
Itau Unibanco Holding S.A.(4)	55,005	601

		992
KOREA - 6.6%
Samsung Electronics Co., Ltd.(2)(4)	2,051	2,421
RUSSIA - 2.5%
Sberbank of Russia PJSC(2)(4)	540,262	911

Total preferred stocks (Cost $3,407)		4,324

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 9/30/16, due 10/3/16, maturity value $618 (Cost $618)(5)	$618	$618

Total investments - 100.5% (Cost $34,691)		36,884

Other assets less liabilities - (0.5)%		(194)

Total net assets - 100.0%(6)		$36,690

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $26,449, or 72.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds.
(4)	Non-voting shares.
(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2017	$632

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

34	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$5,341	14.5%
Consumer Staples	2,186	5.9
Energy	2,260	6.1
Financials	7,425	20.1
Health Care	2,162	5.9
Industrials	2,915	7.9
Information Technology	9,056	24.6
Materials	2,466	6.7
Telecommunication Services	933	2.5
Utilities	1,522	4.1
Short-term investments	618	1.7

Total investments	$36,884	100.0%

TRADING CURRENCIES - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$3,397	9.2%
British pound	1,189	3.2
Chilean peso	673	1.8
Czech koruna	348	0.9
Euro	449	1.2
Hong Kong dollar	5,257	14.3
Indian rupee	2,747	7.5
Indonesian rupiah	1,824	4.9
Kenyan shilling	337	0.9
Korean won	4,562	12.4
Malaysian ringgit	278	0.8
Mexican peso	882	2.4
Polish zloty	287	0.8
South African rand	1,488	4.0
Swiss franc	284	0.8
Taiwan dollar	3,862	10.5
Thai baht	292	0.8
Turkish lira	643	1.7
U.S. dollar	8,085	21.9

Total investments	$36,884	100.0%

TOP TEN HOLDINGS - September 30, 2016
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	5.7
Alibaba Group Holding Ltd.	China	3.5
Sberbank of Russia PJSC	Russia	2.5
Naspers Ltd.	South Africa	2.4
Zhuzhou CRRC Times Electric Co., Ltd.	China	2.0
Baidu, Inc.	China	1.9
ICICI Bank Ltd.	India	1.8
Randgold Resources Ltd.	United Kingdom	1.8
Hon Hai Precision Industry Co., Ltd.	Taiwan	1.8

Total		30.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	35

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – September 30, 2016

Dollar values in thousands

Shares Held		Value

COMMON STOCKS - 98.2%

CANADA - 2.0%
Canadian Pacific Railway Ltd.	33,676	$5,142

CHINA - 1.3%
Alibaba Group Holding Ltd. (DR)(1)	23,820	2,520
Ctrip.com International Ltd. (DR)(1)	20,072	935

		3,455
DENMARK - 2.2%
Genmab AS(1)(2)	9,763	1,673
ISS AS(2)	94,642	3,938

		5,611
FINLAND - 1.6%
Huhtamaki Oyj(2)	87,980	4,097

FRANCE - 3.2%
Elis S.A.(2)	331,080	5,465
Natixis S.A.(2)	566,523	2,641

		8,106
GERMANY - 8.0%
Deutsche Boerse AG(1)(2)	97,435	7,890
Linde AG(2)	15,299	2,600
Vonovia SE(2)	153,067	5,796
Wirecard AG(2)	84,238	4,375

		20,661
HONG KONG - 1.9%
AIA Group Ltd.(2)	723,595	4,848

INDONESIA - 0.2%
Bank Rakyat Indonesia Persero Tbk PT(2)	397,500	373

JAPAN - 6.1%
Calbee, Inc.(2)	52,600	1,989
Japan Tobacco, Inc.(2)	149,600	6,112
Nitori Holdings Co., Ltd.(2)	27,078	3,240
NTT DOCOMO, Inc.(2)	172,168	4,365

		15,706
NETHERLANDS - 2.1%
InterXion Holding N.V.(1)	151,979	5,505

SWITZERLAND - 2.6%
Nestle S.A.(2)	86,185	6,791

TAIWAN - 4.3%
Ginko International Co., Ltd.(2)	627,000	6,233
Taiwan Semiconductor Manufacturing Co., Ltd.(2)	823,000	4,827

		11,060
THAILAND - 0.2%
Thai Beverage PCL(2)	545,000	388

UNITED KINGDOM - 0.2%
Merlin Entertainments plc(2)	105,442	601

UNITED STATES - 62.3%
Alphabet, Inc., Class A(1)	4,810	3,868
Alphabet, Inc., ClassC(1)(3)	9,215	7,163
Amazon.com, Inc.(1)	10,564	8,845
Aon plc	39,064	4,394
AutoZone, Inc.(1)	3,427	2,633
Boston Scientific Corp.(1)	253,686	6,038
CDK Global, Inc.	44,190	2,535
Celgene Corp.(1)	55,147	5,765
Charter Communications, Inc., Class A(1)	18,770	5,067
Comcast Corp., Class A	97,727	6,483
Dollar General Corp.	134,840	9,437
Dollar Tree, Inc.(1)	85,507	6,749
Facebook, Inc., Class A(1)	34,667	4,447
Fidelity National Information Services, Inc.	57,202	4,406
FleetCor Technologies, Inc.(1)	27,352	4,752
Home Depot, Inc.	45,393	5,841
Liberty Global plc, Class A(1)	101,743	3,478
Liberty Global plc, Series C(1)(3)	116,534	3,850
Liberty Global plc LiLAC, Class A(1)	12,558	347
Liberty Global plc LiLAC, Class C(1)(3)	14,581	409
Live Nation Entertainment, Inc.(1)	182,136	5,005
LKQ Corp.(1)	36,916	1,309
MasterCard, Inc., Class A	94,694	9,637
Medtronic plc	112,213	9,695
Molson Coors Brewing Co., Class B	85,915	9,434
Mondelez International, Inc., Class A	116,009	5,093
Monster Beverage Corp.(1)	17,248	2,532
NewMarket Corp.	4,358	1,871
Patheon N.V.(1)	104,029	3,082
Pentair plc	8,386	539
PepsiCo, Inc.	48,988	5,328
Priceline Group, Inc.(1)	2,283	3,359
SBA Communications Corp., Class A(1)	23,340	2,618
Splunk, Inc.(1)	77,335	4,538

		160,547

Total common stocks (Cost $219,459)		252,891

36	Artisan Partners Funds

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 9/30/16, due 10/3/16, maturity value $2,408 (Cost $2,408)(4)	$2,408	$2,408

Total investments - 99.1% (Cost $221,867)		255,299

Other assets less liabilities - 0.9%		2,275

Total net assets - 100.0%(5)		$257,574

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $78,242, or 30.4% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2017	$2,460

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$67,588	26.5%
Consumer Staples	37,667	14.8
Financials	20,146	7.9
Health Care	32,486	12.7
Industrials	15,084	5.9
Information Technology	58,573	22.9
Materials	8,568	3.4
Real Estate	5,796	2.3
Telecommunication Services	6,983	2.7
Short-term investments	2,408	0.9

Total investments	$255,299	100.0%

TRADING CURRENCIES - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$601	0.2%
Danish krone	5,611	2.2
Euro	32,864	12.9
Hong Kong dollar	4,848	1.9
Indonesian rupiah	373	0.1
Japanese yen	15,706	6.1
Singapore dollar	388	0.2
Swiss franc	6,791	2.7
Taiwan dollar	11,060	4.3
U.S. dollar	177,057	69.4

Total investments	$255,299	100.0%

TOP TEN HOLDINGS - September 30, 2016
Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	4.3%
Medtronic plc	United States	3.8
MasterCard, Inc.	United States	3.7
Dollar General Corp.	United States	3.7
Molson Coors Brewing Co.	United States	3.7
Amazon.com, Inc.	United States	3.4
Liberty Global plc	United States	3.1
Deutsche Boerse AG	Germany	3.1
Nestle S.A.	Switzerland	2.6
Dollar Tree, Inc.	United States	2.6

Total		34.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	37

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments – September 30, 2016

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.4%

AUSTRALIA - 4.2%
James Hardie Industries plc (DR)(1)	2,590,288	$40,630
Treasury Wine Estates Ltd.(1)	4,260,150	36,049

		76,679
BRAZIL - 1.0%
Raia Drogasil S.A.	943,600	19,231

CHINA - 3.9%
Tencent Holdings Ltd.(1)	2,616,617	72,502

DENMARK - 3.1%
Genmab AS(1)(2)	328,878	56,358

FRANCE - 2.8%
Eurofins Scientific SE(1)	112,043	50,893

GERMANY - 2.0%
Brenntag AG(1)	659,225	35,973

HONG KONG - 1.8%
Hong Kong Exchanges and Clearing Ltd.(1)	622,158	16,412
Sands China Ltd.(1)	3,824,089	16,751

		33,163
JAPAN - 8.0%
Harmonic Drive Systems, Inc.(1)	302,740	8,803
Keyence Corp.(1)	12,600	9,171
Lion Corp.(1)	967,000	15,641
Nintendo Co., Ltd.(1)	164,126	43,429
Shiseido Co., Ltd.(1)	1,540,018	40,725
Stanley Electric Co., Ltd.(1)	1,121,046	30,154

		147,923
KOREA - 1.3%
Amorepacific Corp.(1)	66,661	23,577

MEXICO - 0.9%
Fomento Economico Mexicano S.A.B. de C.V. (DR)	173,999	16,015

NETHERLANDS - 1.0%
ASML Holding N.V. (DR)	165,891	18,178

SWEDEN - 0.7%
Hexagon AB, Class B(1)	295,016	12,873

TAIWAN - 1.4%
Hermes Microvision, Inc.(1)	598,000	25,876
UNITED KINGDOM - 6.6%
ASOS plc(1)(2)	503,037	31,616
Associated British Foods plc(1)	320,528	10,802
Auto Trader Group plc(1)	4,725,920	24,839
Direct Line Insurance Group plc(1)	6,631,650	31,357
Intertek Group plc(1)	501,854	22,721

		121,335
UNITED STATES - 54.7%
Alphabet, Inc., Class A(2)	87,955	70,721
Alphabet, Inc., Class C(2)(3)	56,402	43,841
Anthem, Inc.	237,154	29,718
Boston Scientific Corp.(2)	2,644,794	62,946
Broadcom Ltd.	213,899	36,902
DexCom, Inc.(2)	247,991	21,739
Ecolab, Inc.	259,067	31,534
Electronic Arts, Inc.(2)	570,888	48,754
Facebook, Inc., Class A(2)	555,536	71,259
IHS Markit Ltd.(2)	4,211,886	158,156
LKQ Corp.(2)	1,646,995	58,402
Noble Energy, Inc.	679,083	24,270
Priceline Group, Inc.(2)	19,081	28,078
Regeneron Pharmaceuticals, Inc.(2)	129,839	52,198
S&P Global, Inc.	601,473	76,122
salesforce.com, Inc.(2)	347,951	24,819
Schlumberger Ltd.	258,440	20,324
Starbucks Corp.	249,523	13,509
Visa, Inc., Class A	1,126,218	93,138
Workday, Inc., Class A(2)	418,540	38,376

		1,004,806

Total common stocks (Cost $1,278,559)		1,715,382

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 9/30/16, due 10/3/16, maturity value $118,529 (Cost $118,529)(4)	$118,529	$118,529

Total investments - 99.8% (Cost $1,397,088)		1,833,911

Other assets less liabilities - 0.2%		3,526

Total net assets - 100.0%(5)		$1,837,437

38	Artisan Partners Funds

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $657,152, or 35.8% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2017	$120,907

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$178,510	9.7%
Consumer Staples	162,040	8.9
Energy	44,594	2.4
Financials	123,891	6.8
Health Care	273,852	14.9
Industrials	225,653	12.3
Information Technology	634,678	34.6
Materials	72,164	3.9
Short-term investments	118,529	6.5

Total investments	$1,833,911	100.0%

TRADING CURRENCIES - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$76,679	4.2%
Brazilian real	19,231	1.0
British pound	121,335	6.6
Danish krone	56,358	3.1
Euro	86,866	4.7
Hong Kong dollar	105,665	5.8
Japanese yen	147,923	8.1
Korean won	23,577	1.3
Swedish krona	12,873	0.7
Taiwan dollar	25,876	1.4
U.S. dollar	1,157,528	63.1

Total investments	$1,833,911	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - September 30, 2016
Dollar values in thousands

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Depreciation
		Deliver		Receive
State Street Bank and Trust Company	2/3/2017	JPY	5,571,734	USD	55,165	$(94)

JPY - Japanese yen

USD - U.S. dollar

TOP TEN HOLDINGS - September 30, 2016
Company Name	Country	Percentage of Total Net Assets
IHS Markit Ltd.	United States	8.6%
Alphabet, Inc.	United States	6.2
Visa, Inc.	United States	5.1
S&P Global, Inc.	United States	4.1
Tencent Holdings Ltd.	China	3.9
Facebook, Inc.	United States	3.9
Boston Scientific Corp.	United States	3.4
LKQ Corp.	United States	3.2
Genmab AS	Denmark	3.1
Regeneron Pharmaceuticals, Inc.	United States	2.8

Total		44.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	39

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments – September 30, 2016

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.3%

CANADA - 2.9%
Cogeco Communications, Inc.	45,571	$2,249

DENMARK - 4.5%
Scandinavian Tobacco Group AS(1)	205,787	3,513

FINLAND - 4.5%
Huhtamaki Oyj(1)	74,016	3,447

FRANCE - 5.4%
Elis S.A.(1)	194,364	3,209
Euronext N.V.(1)	22,502	960

		4,169
GERMANY - 9.4%
Borussia Dortmund GmbH & Co. KGaA(1)	178,076	970
Gerresheimer AG(1)	27,071	2,300
Tele Columbus AG(1)(2)	455,018	3,965

		7,235
ITALY - 9.9%
Ei Towers S.p.A.(1)(2)	40,971	2,160
Enav S.p.A.(1)(2)	318,174	1,307
Infrastrutture Wireless Italiane S.p.A.(1)	384,117	1,889
RAI Way S.p.A.(1)	564,054	2,282

		7,638
JAPAN - 1.9%
Seria Co., Ltd.(1)	17,900	1,450

NETHERLANDS - 4.0%
InterXion Holding N.V.(2)	85,735	3,105

SINGAPORE - 1.7%
SATS Ltd.(1)	367,400	1,341

SOUTH AFRICA - 0.3%
Distell Group Ltd.(1)	17,146	211
SPAIN - 10.0%
Cellnex Telecom SAU(1)	101,286	1,832
Ebro Foods S.A.(1)	127,538	2,966
Inmobiliaria Colonial S.A.(1)	399,121	2,903
Melia Hotels International S.A.(1)	5,686	71

		7,772
SWEDEN - 8.6%
Cloetta AB, Class B(1)	1,049,257	3,804
Com Hem Holding AB(1)	304,357	2,813

		6,617
TAIWAN - 4.4%
Ginko International Co., Ltd.(1)	339,000	3,370

THAILAND - 1.7%
Bangkok Airways Co., Ltd.(1)	1,732,500	1,238
Big C Supercenter PCL(1)	9,169	56
Big C Supercenter PCL (DR)(1)	9,000	54

		1,348
UNITED KINGDOM - 13.9%
AA plc(1)	227,252	871
Berendsen plc(1)	102,662	1,657
Britvic plc(1)	201,668	1,576
Cairn Homes plc(1)(2)	808,339	976
Domino’s Pizza Group plc(1)	209,566	1,014
Merlin Entertainments plc(1)	161,546	922
Mitchells & Butlers plc(1)	489,279	1,743
Virgin Money Holdings UK plc(1)	500,387	2,018

		10,777
UNITED STATES - 13.2%
Allegion plc	4,110	283
Cable One, Inc.	6,862	4,008
GCP Applied Technologies, Inc.(2)	67,828	1,921
Patheon N.V.(2)	33,321	987
Penumbra, Inc.(2)	12,708	966
Snyder’s-Lance, Inc.	61,526	2,066

		10,231

Total common stocks (Cost $69,339)		74,473

40	Artisan Partners Funds

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 9/30/16, due 10/3/16, maturity value $2,231 (Cost $2,231)(3)	$2,231	$2,231

Total investments - 99.2% (Cost $71,570)		76,704

Other assets less liabilities - 0.8%		591

Total net assets - 100.0%(4)		$77,295

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $58,888, or 76.2% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Non-income producing security.
(3)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2017	$2,279

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$20,521	26.7%
Consumer Staples	14,246	18.6
Financials	2,978	3.9
Health Care	7,623	9.9
Industrials	9,035	11.8
Information Technology	3,105	4.1
Materials	5,368	7.0
Real Estate	2,903	3.8
Telecommunication Services	8,694	11.3
Short-term investments	2,231	2.9

Total investments	$76,704	100.0%

TRADING CURRENCIES - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$9,801	12.8%
Canadian dollar	2,249	2.9
Danish krone	3,513	4.6
Euro	31,237	40.7
Japanese yen	1,450	1.9
Singapore dollar	1,341	1.7
South African rand	211	0.3
Swedish krona	6,617	8.6
Taiwan dollar	3,370	4.4
Thai baht	1,348	1.8
U.S. dollar	15,567	20.3

Total investments	$76,704	100.0%

TOP TEN HOLDINGS - September 30, 2016
Company Name	Country	Percentage of Total Net Assets
Cable One, Inc.	United States	5.2%
Tele Columbus AG	Germany	5.1
Cloetta AB	Sweden	4.9
Scandinavian Tobacco Group AS	Denmark	4.5
Huhtamaki Oyj	Finland	4.5
Ginko International Co., Ltd.	Taiwan	4.4
Elis S.A.	France	4.2
InterXion Holding N.V.	Netherlands	4.0
Ebro Foods S.A.	Spain	3.8
Inmobiliaria Colonial S.A.	Spain	3.8

Total		44.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	41

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – September 30, 2016

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 88.9%

BELGIUM - 1.8%
Groupe Bruxelles Lambert S.A.(1)	416,914	$36,961

BRAZIL - 3.2%
Telefonica Brasil S.A. (DR)	4,509,297	65,250

CANADA - 1.5%
Imperial Oil Ltd.	1,025,971	32,094

CHINA - 2.9%
Baidu, Inc. (DR)(2)	332,575	60,552

DENMARK - 4.5%
Carlsberg AS, Class B(1)	412,506	39,410
ISS AS(1)	1,277,328	53,142

		92,552
INDIA - 0.1%
HCL Technologies Ltd.(1)	94,448	1,133

JAPAN - 0.2%
Bridgestone Corp.(1)	115,100	4,245
Sugi Holdings Co., Ltd.(1)	14,800	803

		5,048
KOREA - 5.4%
Kia Motors Corp.(1)	616,833	23,710
Samsung Electronics Co., Ltd.(1)	60,524	88,211

		111,921
NETHERLANDS - 2.3%
ING Groep N.V.(1)	3,874,428	47,760

NORWAY - 1.3%
Orkla ASA(1)	2,599,064	26,852

SWITZERLAND - 7.5%
ABB Ltd.(1)(2)	3,158,981	70,930
Adecco Group AG(1)	125,083	7,044
Cie Financiere Richemont S.A.(1)	439,593	26,766
Pargesa Holding S.A.(1)	2,453	168
UBS Group AG(1)	3,729,778	50,645

		155,553
UNITED KINGDOM - 10.3%
Amec Foster Wheeler plc(1)	2,392,491	17,817
Compass Group plc(1)	1,122,778	21,774
Diageo plc(1)	798,526	22,896
IMI plc (1)	1,106,570	15,384
Lloyds Banking Group plc(1)	47,172,913	33,409
Royal Bank of Scotland Group plc(1)(2)	21,808,413	50,643
Tesco plc (1)(2)	21,597,264	51,179

		213,102
UNITED STATES - 47.9%
Alphabet, Inc., Class A(2)	30,548	24,562
Alphabet, Inc., Class C(2)(3)	21,375	16,615
American Express Co.	639,849	40,976
Aon plc	311,243	35,012
Arch Capital Group Ltd.(2)	1,002,497	79,458
Bank of New York Mellon Corp.	1,932,766	77,079
Cisco Systems, Inc.	1,988,465	63,074
Citigroup, Inc.	1,468,183	69,342
Citizens Financial Group, Inc.	1,429,867	35,332
FedEx Corp.	163,605	28,578
Johnson & Johnson	460,634	54,415
Marsh & McLennan Cos., Inc.	984,854	66,231
Medtronic plc	850,012	73,441
Microsoft Corp.	1,272,342	73,287
Oracle Corp.	2,317,276	91,023
Progressive Corp.	862,647	27,173
QUALCOMM, Inc.	1,073,871	73,560
TE Connectivity Ltd.	446,344	28,736
United Technologies Corp.	325,068	33,027

		990,921

Total common stocks (Cost $1,647,661)		1,839,699

42	Artisan Partners Funds

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 11.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 9/30/16, due 10/3/16, maturity value $232,610 (Cost $232,609)(4)	$232,609	$232,609

Total investments - 100.1% (Cost $1,880,270)		2,072,308

Other assets less liabilities - (0.1)%		(3,041)

Total net assets - 100.0%(5)		$2,069,267

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $690,882, or 33.4% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2017	$237,267

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$76,495	3.7%
Consumer Staples	141,140	6.8
Energy	49,911	2.4
Financials	650,189	31.4
Health Care	127,856	6.2
Industrials	208,105	10.0
Information Technology	520,753	25.1
Telecommunication Services	65,250	3.2
Short-term investments	232,609	11.2

Total investments	$2,072,308	100.0%

TRADING CURRENCIES - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$213,102	10.3%
Canadian dollar	32,094	1.5
Danish krone	92,552	4.5
Euro	84,721	4.1
Indian rupee	1,133	0.1
Japanese yen	5,048	0.2
Korean won	111,921	5.4
Norwegian krone	26,852	1.3
Swiss franc	155,553	7.5
U.S. dollar	1,349,332	65.1

Total investments	$2,072,308	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - September 30, 2016
Dollar values in thousands
Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Deliver		Receive
State Street Bank and Trust Company	11/17/2016	CNH	342,057	USD	51,569	$436
State Street Bank and Trust Company	11/17/2016	USD	10,204	CNH	68,378	17
State Street Bank and Trust Company	11/17/2016	CNH	42,889	USD	6,385	(27)

						$426

CNH - Chinese yuan renminbi offshore

USD- U.S. dollar

TOP TEN HOLDINGS - September 30, 2016
Company Name	Country	Percentage of Total Net Assets
Oracle Corp.	United States	4.4%
Samsung Electronics Co., Ltd.	Korea	4.3
Arch Capital Group Ltd.	United States	3.8
Bank of New York Mellon Corp.	United States	3.7
QUALCOMM, Inc.	United States	3.6
Medtronic plc	United States	3.6
Microsoft Corp.	United States	3.5
ABB Ltd.	Switzerland	3.4
Citigroup, Inc.	United States	3.4
Marsh & McLennan Cos., Inc.	United States	3.2

Total		36.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	43

ARTISAN HIGH INCOME FUND

Schedule of Investments – September 30, 2016

Dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 70.8%

AGRICULTURE - 0.7%
Pinnacle Operating Corp., 9.00%, 11/15/2020(1)	$17,859	$12,412

AUTO PARTS & EQUIPMENT - 0.6%
Allison Transmission, Inc., 5.00%, 10/1/2024(1)	10,000	10,229

BUILDING MATERIALS - 1.6%
Ply Gem Industries, Inc., 6.50%, 2/1/2022	23,165	23,860
6.50%, 2/1/2022	4,000	4,060

		27,920
CHEMICALS - 3.1%
A Schulman, Inc., 6.88%, 6/1/2023(1)	15,500	15,655
GCP Applied Technologies, Inc., 9.50%, 2/1/2023(1)	8,750	9,953
Momentive Performance Materials, Inc., escrow, 10.00%, 10/15/2020(2)(3)(4)	2,000	–
Platform Specialty Products Corp., 6.50%, 2/1/2022(1)	29,600	28,786
10.38%, 5/1/2021(1)	1,000	1,080

		55,474
COMPUTERS - 0.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.88%, 6/15/2021(1)	2,500	2,656
7.13%, 6/15/2024(1)	2,500	2,750

		5,406
DIVERSIFIED FINANCIAL SERVICES - 5.3%
Alliance Data Systems Corp., 5.38%, 8/1/2022(1)	3,328	3,245
6.38%, 4/1/2020(1)	14,306	14,574
Double Eagle Acquisition Sub, Inc., 7.50%, 10/1/2024(1)(5)	2,000	2,035
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 8/1/2022(1)	34,880	30,346
NFP Corp., 9.00%, 7/15/2021(1)	34,740	35,691
Quicken Loans, Inc., 5.75%, 5/1/2025(1)	10,000	9,925

		95,816
ENTERTAINMENT - 1.5%
Scientific Games International, Inc., 6.25%, 9/1/2020	4,500	3,465
10.00%, 12/1/2022	25,000	23,125

		26,590
FOOD - 0.7%
US Foods, Inc., 5.88%, 6/15/2024(1)	12,000	12,480

HEALTHCARE-SERVICES - 3.7%
CHS/Community Health Systems, Inc., 6.88%, 2/1/2022	5,000	4,300
HCA, Inc., 5.38%, 2/1/2025	17,000	17,553
Opal Acquisition, Inc., 8.88%, 12/15/2021(1)	55,315	45,358

		67,211
INSURANCE - 10.9%
Hub Holdings LLC / Hub Holdings Finance, Inc., PIK, 8.13%, 7/15/2019(1)	24,142	23,538
HUB International Ltd., 7.88%, 10/1/2021(1)	26,484	27,014
USI, Inc., 7.75%, 1/15/2021(1)	101,242	102,760
Wayne Merger Sub LLC, 8.25%, 8/1/2023(1)	11,250	11,433
York Risk Services Holding Corp., 8.50%, 10/1/2022(1)	38,850	30,206

		194,951
MACHINERY-DIVERSIFIED - 5.1%
Cloud Crane LLC, 10.13%, 8/1/2024(1)	35,000	36,313
Gardner Denver, Inc., 6.88%, 8/15/2021(1)	48,876	45,821
SPX FLOW, Inc., 5.63%, 8/15/2024(1)	5,000	5,075
5.88%, 8/15/2026(1)	5,000	5,081

		92,290
MEDIA - 4.7%
Altice Financing S.A., 6.63%, 2/15/2023(1)(6)	1,000	1,026
Altice Finco S.A., 7.63%, 2/15/2025(1)(6)	4,040	4,060
Cablevision Systems Corp., 5.88%, 9/15/2022	5,000	4,550
8.00%, 4/15/2020	17,767	18,611
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/2023(1)	2,500	2,609
5.50%, 5/1/2026(1)	5,000	5,238

44	Artisan Partners Funds

Principal Amount		Value
MEDIA (CONTINUED)
5.88%, 4/1/2024(1)	$5,000	$5,335
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.75%, 7/15/2025(1)	2,000	2,160
CSC Holdings LLC, 5.50%, 4/15/2027(1)	10,000	10,225
10.13%, 1/15/2023(1)	7,000	8,076
Virgin Media Secured Finance plc, 5.25%, 1/15/2026(1)(6)	14,000	14,210
5.50%, 8/15/2026(1)(6)	8,000	8,160

		84,260
MISCELLANEOUS MANUFACTURING - 0.7%
Gates Global LLC / Gates Global Co., 6.00%, 7/15/2022(1)	13,000	12,350

OIL & GAS - 9.3%
Callon Petroleum Co., 6.13%, 10/1/2024(1)(5)	28,500	29,497
Clayton Williams Energy, Inc., 7.75%, 4/1/2019	14,399	14,075
Endeavor Energy Resources L.P. / EER Finance, Inc., 7.00%, 8/15/2021(1)	28,387	29,168
8.13%, 9/15/2023(1)	20,000	21,300
Extraction Oil & Gas Holdings LLC / Extraction Finance Corp., 7.88%, 7/15/2021(1)	2,000	2,075
Laredo Petroleum, Inc., 5.63%, 1/15/2022	13,862	13,446
7.38%, 5/1/2022	8,223	8,501
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.00%, 6/1/2020(7)	13,300	8,911
Seven Generations Energy Ltd., 6.75%, 5/1/2023(1)(6)	26,670	27,670
6.88%, 6/30/2023(1)(6)	1,775	1,842
Whiting Petroleum Corp., 5.00%, 3/15/2019	10,000	9,675

		166,160
PIPELINES - 6.2%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.38%, 9/15/2024(1)	4,000	4,050
Kinder Morgan Energy Partners L.P., 4.25%, 9/1/2024	22,724	23,401
Williams Partners L.P. / ACMP Finance Corp., 4.88%, 5/15/2023	59,029	59,734
4.88%, 3/15/2024	22,886	23,140

		110,325
REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.9%
Vereit Operating Partnership L.P., 4.13%, 6/1/2021	2,500	2,581
4.60%, 2/6/2024	56,393	58,649
4.88%, 6/1/2026	8,600	9,094

		70,324
RETAIL - 2.4%
Chinos Intermediate Holdings A, Inc., PIK, 7.75%, 5/1/2019(1)	5,648	2,118
Group 1 Automotive, Inc., 5.00%, 6/1/2022	21,160	21,266
5.25%, 12/15/2023(1)	2,553	2,562
Penske Automotive Group, Inc., 5.50%, 5/15/2026	16,500	16,459

		42,405
SEMICONDUCTORS - 0.6%
Microsemi Corp., 9.13%, 4/15/2023(1)	9,000	10,260

SOFTWARE - 6.4%
First Data Corp., 5.75%, 1/15/2024(1)	21,000	21,577
7.00%, 12/1/2023(1)	26,500	28,024
Infor Software Parent LLC / Infor Software Parent, Inc., PIK, 7.13%, 5/1/2021(1)	18,500	17,945
Infor US, Inc., 6.50%, 5/15/2022	4,000	4,050
Informatica LLC, 7.13%, 7/15/2023(1)	28,790	26,775
JDA Escrow LLC / JDA Bond Finance, Inc., 7.38%, 10/15/2024(1)(5)	1,000	1,027
Solera LLC / Solera Finance Inc., 10.50%, 3/1/2024(1)	12,989	14,483

		113,881
TELECOMMUNICATIONS - 3.1%
CenturyLink, Inc., 6.45%, 6/15/2021	12,000	12,855
Intelsat Jackson Holdings S.A., 8.00%, 2/15/2024(1)(6)	18,000	18,045
T-Mobile USA, Inc., 6.00%, 4/15/2024	7,000	7,490
6.13%, 1/15/2022	8,000	8,500
6.38%, 3/1/2025	4,500	4,894
6.50%, 1/15/2024	4,000	4,327

		56,111
Total Corporate Bonds (Cost $1,230,807)		1,266,855

BANK LOANS - 21.4%(8)

AEROSPACE/DEFENSE - 1.1%
Jazz Acquisition, Inc. First Lien Term Loan, 4.50%, 6/19/2021	14,731	13,589
Jazz Acquisition, Inc. Second Lien Term Loan, 7.75%, 6/19/2022	7,000	5,740

		19,329
AGRICULTURE - 0.5%
Pinnacle Operating Corp. First Lien Term Loan B, 4.75%, 11/15/2018(2)	9,019	8,207

Artisan Partners Funds	45

	Principal Amount	Value
AUTO PARTS & EQUIPMENT - 0.3%
BBB Industries US Holdings, Inc. Second Lien Term Loan B, 9.75%, 11/3/2022(2)	$6,500	$5,964

CHEMICALS - 0.4%
MacDermid, Inc. First Lien Term Loan B2, 5.50%, 6/7/2020	2,977	2,988
MacDermid, Inc. First Lien Term Loan B3, 5.50%, 6/7/2020	4,975	4,994

		7,982
COMMERCIAL SERVICES - 0.4%
CHG Healthcare Services, Inc. First Lien Term Loan B, 4.75%, 6/7/2023	1,990	2,008
TruGreen L.P. First Lien Term Loan B, 6.50%, 4/13/2023	5,985	6,022

		8,030
DIVERSIFIED FINANCIAL SERVICES - 0.5%
LBM Borrower LLC Second Lien Term Loan, 10.25%, 8/20/2023	10,000	9,508

FOOD - 0.3%
Chobani LLC First Lien Term Loan B, 5.25%, 10/7/2023(4)	5,000	5,000

HEALTHCARE-PRODUCTS - 0.3%
Immucor, Inc. First Lien Term Loan B2, 5.00%, 8/17/2018	4,961	4,829

HEALTHCARE-SERVICES - 1.0%
inVentiv Health, Inc. First Lien Term Loan B, 4.75%, 9/29/2023	5,000	5,011
Opal Acquisition, Inc. First Lien Term Loan B, 5.00%, 11/27/2020	13,689	12,782

		17,793
INSURANCE - 2.6%
AssuredPartners, Inc. First Lien Term Loan, 5.75%, 10/21/2022	14,932	14,993
AssuredPartners, Inc. Second Lien Term Loan, 10.00%, 10/20/2023	13,000	12,821
York Risk Services Holding Corp. First Lien Term Loan B, 4.75%, 10/1/2021	21,340	19,500

		47,314
INTERNET - 3.0%
iParadigms Holdings LLC Second Lien Term Loan, 8.25%, 7/29/2022(2)	8,768	8,570
The Active Network, Inc. Second Lien Term Loan, 9.50%, 11/15/2021	45,217	44,426

		52,996
INVESTMENT COMPANIES - 0.8%
UFC Holdings LLC First Lien Term Loan B, 5.00%, 8/18/2023	10,000	10,081
UFC Holdings LLC Second Lien Term Loan, 8.50%, 8/18/2024	5,000	5,063

		15,144
LODGING - 0.3%
Station Casinos LLC First Lien Term Loan B, 3.75%, 6/8/2023	5,985	6,023

MACHINERY-DIVERSIFIED - 0.7%
Gardner Denver, Inc. First Lien Term Loan, 4.25%, 7/30/2020	12,870	12,451

METAL FABRICATE/HARDWARE - 0.6%
WireCo WorldGroup, Inc. First Lien Term Loan, 6.50%, 9/30/2023	10,000	10,029

OIL & GAS - 2.3%
Callon Petroleum Co. Second Lien Term Loan B, 8.50%, 10/8/2021	35,500	35,840
Chesapeake Energy Corp. First Lien Term Loan, 8.50%, 8/23/2021	5,000	5,245

		41,085
OIL & GAS SERVICES - 0.4%
Cactus Wellhead LLC First Lien Term Loan B, 7.00%, 7/31/2020	7,828	6,008
RGL Reservoir Operations, Inc. First Lien Term Loan, 6.00%, 8/14/2021(2)(6)	8,820	1,764

		7,772
RETAIL - 1.7%
99 Cents Only Stores LLC First Lien Term Loan B2, 4.50%, 1/11/2019	6,500	5,022
J. Crew Group, Inc. First Lien Term Loan B, 4.00%, 3/5/2021	30,977	24,518

		29,540
SOFTWARE - 3.7%
Ascend Learning LLC Second Lien Term Loan, 9.50%, 11/30/2020	15,642	15,407
Cvent, Inc. First Lien Term Loan B, 6.00%, 6/17/2023	8,500	8,543
Renaissance Learning, Inc. Second Lien Term Loan, 8.00%, 4/11/2022	43,035	42,102

		66,052
TELECOMMUNICATIONS - 0.5%
Intelsat Jackson Holdings S.A. First Lien Term Loan B2, 3.75%, 6/30/2019(6)	9,000	8,548

Total Bank Loans (Cost $385,076)		383,596

46	Artisan Partners Funds

Principal Amount		Value
CONVERTIBLE DEBENTURES - 0.3%

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
VEREIT, Inc., 3.75%, 12/15/2020	$5,000		$5,106

Total convertible debentures (Cost $4,696)			5,106

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 9/30/16, due 10/3/16, maturity value $183,716 (Cost $183,716)(9)	183,716		183,716

Total investments - 102.8% (Cost $1,804,295)			1,839,273

Other assets less liabilities - (2.8)%		(50,272)

Total net assets - 100.0%(10)		$1,789,001

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid under procedures established by the board of directors of Artisan Partners Funds and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $24,505, or 1.4% of total net assets.
(3)	Represents escrow account for past due interest.
(4)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $5,000, or 0.3% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(5)	When-Issued security.
(6)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Altice Financing S.A., 6.63%, 2/15/2023	Luxembourg	U.S. dollar
Altice Finco S.A., 7.63%, 2/15/2025	Luxembourg	U.S. dollar
Intelsat Jackson Holdings S.A., 8.00%, 2/15/2024	Luxembourg	U.S. dollar
Intelsat Jackson Holdings S.A. First Lien Term Loan B2, 3.75%, 6/30/2019	Luxembourg	U.S. dollar
RGL Reservoir Operations, Inc., 6.00%, 8/14/2021	Canada	U.S. dollar
Seven Generations Energy Ltd. 6.75%, 5/1/2023	Canada	U.S. dollar
6.88%, 6/30/2023	Canada	U.S. dollar
Virgin Media Secured Finance plc 5.25%, 1/15/2026	United Kingdom	U.S. dollar
5.50%, 8/15/2026	United Kingdom	U.S. dollar

(7)	Non-income producing security, bond is in default.
(8)	Floating rate instruments, the rate disclosed was as of September 30, 2016.
(9)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2017	$185,252
U.S. Treasury Bond	3.000%	11/15/2044	2,144

			$187,396

(10)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

CREDIT DIVERSIFICATION - September 30, 2016 (Unaudited)
Percentage of Total Investments
BBB	9.6%
BB	10.7
B	36.4
CCC	29.7
Unrated	3.6
Short Term	10.0

Total	100.0%

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services (shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

High yield securities are speculative, have a higher degree of default risk than higher-rated securities and may increase the Fund’s volatility. The Fund may invest a significant portion of its assets in high-yield securities that are rated in the lower rating categories by one or more nationally recognized statistical rating organization (for example, CCC or lower by Standard & Poor’s or Fitch Ratings Inc. or Caa or lower by Moody’s) or, if unrated, are determined by the Adviser to be of comparable quality.

Artisan Partners Funds	47

TOP TEN HOLDINGS - September 30, 2016
Company Name	Country	Percentage of Total Net Assets
USI, Inc.	United States	5.7%
Williams Partners L.P. / ACMP Finance Corp.	United States	4.6
Vereit Operating Partnership L.P.	United States	4.2
Callon Petroleum Co.	United States	3.7
Gardner Denver, Inc.	United States	3.3
Opal Acquisition, Inc.	United States	3.3
HUB Holding LLC	United States	2.8
Endeavor Energy Resources L.P. / EER Finance, Inc.	United States	2.8
York Risk Services Holding Corp.	United States	2.8
First Data Corp.	United States	2.8

Total		36.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

48	Artisan Partners Funds

ARTISAN INTERNATIONAL FUND

Schedule of Investments – September 30, 2016

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 96.5%

BELGIUM - 1.5%
Telenet Group Holding N.V.(1)(2)	2,814,194	$146,780
UCB S.A.(2)	1,230,970	95,179

		241,959
CANADA - 3.0%
Canadian Pacific Railway Ltd.	2,391,439	365,173
Rogers Communications, Inc.(3)	2,826,231	119,904

		485,077
CHINA - 4.6%
Alibaba Group Holding Ltd. (DR)(1)	3,983,510	421,416
China Construction Bank Corp., Class H(2)	58,311,215	43,522
China Mobile Ltd.(2)	17,347,000	212,984
Ctrip.com International Ltd. (DR)(1)	1,244,823	57,971

		735,893
DENMARK - 0.5%
ISS AS(2)	1,911,145	79,512

FRANCE - 6.7%
Danone S.A.(2)	4,664,268	345,960
L’Oreal S.A.(2)	603,247	113,890
LVMH Moet Hennessy Louis Vuitton SE(2)	475,507	81,063
Pernod Ricard S.A.(2)	1,554,430	183,915
Zodiac Aerospace(2)	13,973,789	340,242

		1,065,070
GERMANY - 17.5%
Allianz SE(2)	2,074,903	307,983
Bayer AG(2)	1,574,627	158,162
Beiersdorf AG(2)	3,234,138	305,049
Deutsche Boerse AG(1)(2)	7,313,413	592,181
Deutsche Post AG(2)	5,155,487	161,118
Linde AG(2)	3,810,469	647,570
RTL Group S.A.(2)	659,958	54,768
Vonovia SE(2)	6,632,932	251,162
Wirecard AG(2)(4)	6,298,195	327,136

		2,805,129
HONG KONG - 3.7%
AIA Group Ltd.(2)	88,205,332	590,985

INDONESIA - 0.1%
Bank Rakyat Indonesia Persero Tbk PT(2)	24,614,000	23,093

IRELAND - 1.9%
Ryanair Holdings plc, Equity-Linked Security(2)(3)(5)(6)	21,488,591	296,918

ITALY - 1.0%
Atlantia S.p.A.(2)	6,073,880	154,217

JAPAN - 12.9%
Calbee, Inc.(2)	3,263,600	123,415
Japan Tobacco, Inc.(2)	18,478,583	754,944
KDDI Corp.(2)	10,223,400	314,600
NGK Insulators Ltd.(2)	4,205,148	87,075
Nippon Telegraph & Telephone Corp.(2)	6,565,800	299,863
NTT DOCOMO, Inc.(2)	17,518,133	444,160
Seven & i Holdings Co., Ltd.(2)	807,700	38,172

		2,062,229
KOREA - 0.0%†
Orion Corp.(2)	2,079	1,562

NETHERLANDS - 0.9%
ASML Holding N.V.(2)	961,182	105,402
Heineken N.V.(2)	446,186	39,244

		144,646
SPAIN - 1.8%
Grifols S.A.(2)	4,853,075	104,564
Grifols S.A. (DR)	11,013,123	175,879

		280,443
SWEDEN - 1.1%
Swedbank AB, Class A(2)	7,318,304	171,859

SWITZERLAND - 7.8%
Actelion Ltd.(1)(2)	1,378,739	238,697
Nestle S.A.(2)	10,302,080	811,738
Roche Holding AG(2)(3)	766,285	189,837

		1,240,272
TAIWAN - 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.(2)	53,446,000	313,448

THAILAND - 0.1%
Thai Beverage PCL(2)	33,801,100	24,068

UNITED KINGDOM - 8.1%
Babcock International Group plc(2)	7,736,730	103,799
British American Tobacco plc(2)	4,207,544	269,082
Imperial Brands plc(2)	5,006,004	258,038

Artisan Partners Funds	49

	Shares Held	Value
UNITED KINGDOM (CONTINUED)
Lloyds Banking Group plc(2)	100,660,094		$71,288
St James’s Place plc(2)	1,257,476		15,483
Unilever plc(2)	9,269,657		439,447
Wolseley plc(2)	2,560,691		144,339

			1,301,476
UNITED STATES - 21.3%
Allegion plc	243,012		16,746
Amazon.com, Inc.(1)	238,410		199,623
Aon plc	4,111,322		462,483
Coca-Cola European Partners plc	8,117,942		323,906
Cognizant Technology Solutions Corp., Class A(1)	4,950,350		236,181
Delphi Automotive plc	2,100,648		149,818
Liberty Global plc, Class A(1)	9,219,798		315,133
Liberty Global plc, Series C(1)(3)	13,582,927		448,780
Liberty Global plc LiLAC, Class A(1)	1,027,654		28,353
Liberty Global plc LiLAC, Class C(1)(3)	1,566,946		43,953
Medtronic plc	9,618,303		831,021
WABCO Holdings, Inc.(1)	1,298,860		147,459
Willis Towers Watson plc	1,535,279		203,839

			3,407,295

Total common stocks and equity-linked securities (Cost $13,659,335)			15,425,151

PREFERRED STOCKS - 1.8%

GERMANY - 1.8%
Henkel AG & Co. KGaA (2)(3)	2,084,548		283,343

Total preferred stocks (Cost $175,703)			283,343

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 9/30/16, due 10/3/16, maturity value $142,619 (Cost $142,619)(7)	$142,619		$142,619

Total investments - 99.2% (Cost $13,977,657)			15,851,113

Other assets less liabilities - 0.8%		134,362

Total net assets - 100.0%(8)			$15,985,475

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $11,160,856, or 69.8% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 12 in Notes to Financial Statements for additional information.
(5)	Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013- 7/1/2016	$236,342	$296,918	1.9%

(6)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(7)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2017	$145,472

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$1,526,242	9.6%
Consumer Staples	4,315,773	27.2
Financials	2,482,716	15.7
Health Care	1,793,339	11.3
Industrials	1,896,598	12.0
Information Technology	1,403,583	8.8
Materials	647,570	4.1
Real Estate	251,162	1.6
Telecommunication Services	1,391,511	8.8
Short-term investments	142,619	0.9

Total investments	$15,851,113	100.0%

50	Artisan Partners Funds

TRADING CURRENCIES - September 30, 2016
Dollar values in thousands
Value		Percentage of Total Investments
British pound	$1,301,476	8.2%
Canadian dollar	119,904	0.8
Danish krone	79,512	0.5
Euro	4,798,928	30.3
Hong Kong dollar	847,491	5.3
Indonesian rupiah	23,093	0.1
Japanese yen	2,062,229	13.0
Korean won	1,562	– (1)
Singapore dollar	24,068	0.2
Swedish krona	171,859	1.1
Swiss franc	1,240,272	7.8
Taiwan dollar	313,448	2.0
U.S. dollar	4,867,271	30.7

Total investments	$15,851,113	100.0%

(1)	Represents less than 0.1% of total investments.

TOP TEN HOLDINGS - September 30, 2016
Company Name	Country	Percentage of Total Net Assets
Liberty Global plc	United States	5.2%
Medtronic plc	United States	5.2
Nestle S.A.	Switzerland	5.1
Japan Tobacco, Inc.	Japan	4.7
Linde AG	Germany	4.1
Deutsche Boerse AG	Germany	3.7
AIA Group Ltd.	Hong Kong	3.7
Aon plc	United States	2.9
NTT DOCOMO, Inc.	Japan	2.8
Unilever plc	United Kingdom	2.7

Total		40.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	51

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – September 30, 2016

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.2%

CANADA - 2.5%
Manitoba Telecom Services, Inc.	607,163	$17,447
Morneau Shepell, Inc.	165,500	2,396

		19,843
DENMARK - 8.2%
Royal Unibrew AS(1)	736,972	36,440
Scandinavian Tobacco Group AS(1)	1,700,692	29,029

		65,469
FINLAND - 2.0%
Huhtamaki Oyj(1)	331,869	15,456

FRANCE - 6.2%
Bonduelle SCA(1)	453,221	11,557
Elis S.A.(1)	1,588,812	26,228
Euronext N.V.(1)	275,605	11,760

		49,545
GERMANY - 14.4%
Gerresheimer AG(1)	245,959	20,900
Takkt AG(1)	1,367,264	30,661
Wirecard AG(1)	1,214,571	63,086

		114,647
INDONESIA - 0.2%
Media Nusantara Citra Tbk PT(1)	12,467,000	1,930

ITALY - 11.8%
Davide Campari-Milano S.p.A.(1)	1,402,445	15,800
Ei Towers S.p.A.(1)(2)	403,088	21,249
Enav S.p.A.(1)(2)	4,266,812	17,527
Hera S.p.A.(1)	3,839,170	10,344
Infrastrutture Wireless Italiane S.p.A.(1)	4,294,431	21,124
RAI Way S.p.A.(1)	1,948,318	7,882

		93,926
JAPAN - 6.7%
Cosmos Pharmaceutical Corp.(1)	90,857	19,491
Dip Corp.(1)	129,600	4,009
Sugi Holdings Co., Ltd.(1)	465,500	25,246
Zenkoku Hosho Co., Ltd.(1)	107,125	4,429

		53,175
NETHERLANDS - 3.3%
InterXion Holding N.V.(2)	717,075	25,972

SINGAPORE - 2.1%
SATS Ltd.(1)	4,537,900	16,569

SOUTH AFRICA - 0.3%
Pioneer Foods Group Ltd.(1)	175,559	2,227

SPAIN - 6.1%
Cellnex Telecom SAU(1)	1,269,883	22,969
Ebro Foods S.A.(1)	919,006	21,370
Euskaltel S.A.(1)(2)	303,030	3,009
Melia Hotels International S.A.(1)	58,342	728

		48,076
SWEDEN - 4.3%
Cloetta AB, Class B(1)	9,331,704	33,829

SWITZERLAND - 4.2%
Comet Holding AG(1)(2)	36,167	33,058

TAIWAN - 4.4%
Ginko International Co., Ltd.(1)	3,545,000	35,243

UNITED KINGDOM - 20.5%
AA plc(1)	5,925,998	22,712
Babcock International Group plc(1)	2,040,727	27,379
BCA Marketplace plc(1)	3,908,867	9,120
Berendsen plc(1)	910,582	14,693
Britvic plc(1)	1,765,652	13,800
Dignity plc(1)	820,519	29,802
Domino’s Pizza Group plc(1)	1,791,314	8,667
HomeServe plc(1)	2,854,780	21,267
Safestore Holdings plc(1)	3,143,117	15,685

		163,125

Total common stocks (Cost $621,509)		772,090

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 9/30/16, due 10/3/16, maturity value $12,429 (Cost $12,429)(3)	$12,429	$12,429

Total investments - 98.7% (Cost $633,938)		784,519

Other assets less liabilities - 1.3%		10,017

Total net assets - 100.0%(4)		$794,536

52	Artisan Partners Funds

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $726,275, or 91.4% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Non-income producing security.
(3)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2017	$12,681

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$111,502	14.2%
Consumer Staples	208,789	26.6
Financials	16,189	2.1
Health Care	56,143	7.1
Industrials	126,059	16.1
Information Technology	126,125	16.1
Materials	15,456	2.0
Real Estate	15,685	2.0
Telecommunication Services	85,798	10.9
Utilities	10,344	1.3
Short-term investments	12,429	1.6

Total investments	$784,519	100.0%

TRADING CURRENCIES - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$163,125	20.8%
Canadian dollar	19,843	2.5
Danish krone	65,469	8.3
Euro	321,650	41.0
Indonesian rupiah	1,930	0.3
Japanese yen	53,175	6.8
Singapore dollar	16,569	2.1
South African rand	2,227	0.3
Swedish krona	33,829	4.3
Swiss franc	33,058	4.2
Taiwan dollar	35,243	4.5
U.S. dollar	38,401	4.9

Total investments	$784,519	100.0%

TOP TEN HOLDINGS - September 30, 2016
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	7.9%
Royal Unibrew AS	Denmark	4.6
Ginko International Co., Ltd.	Taiwan	4.4
Cloetta AB	Sweden	4.3
Comet Holding AG	Switzerland	4.2
Takkt AG	Germany	3.9
Dignity plc	United Kingdom	3.8
Scandinavian Tobacco Group AS	Denmark	3.6
Babcock International Group plc	United Kingdom	3.4
Elis S.A.	France	3.3

Total		43.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	53

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – September 30, 2016

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 87.3%

BELGIUM - 2.5%
Groupe Bruxelles Lambert S.A.(1)	3,448,708	$305,744

BRAZIL - 3.0%
Telefonica Brasil S.A. (DR)	25,145,140	363,850

CANADA - 1.7%
Imperial Oil Ltd.	6,441,685	201,507

CHINA - 3.9%
Baidu, Inc. (DR)(2)	2,599,412	473,275

DENMARK - 5.2%
Carlsberg AS, Class B(1)	2,808,772	268,343
ISS AS(1)	8,569,394	356,525

		624,868
FRANCE - 1.9%
Sodexo S.A.(1)	906,726	107,920
Vivendi S.A.(1)	5,682,949	114,517

		222,437
INDIA - 1.6%
HCL Technologies Ltd.(1)	15,749,743	188,887

JAPAN - 5.0%
Credit Saison Co., Ltd.(1)	3,917,547	64,980
Stanley Electric Co., Ltd.(1)(3)	9,167,804	246,594
Sugi Holdings Co., Ltd.(1)	86,800	4,708
Tokyo Electron Ltd.(1)	3,291,835	290,491

		606,773
KOREA - 5.5%
Kia Motors Corp.(1)	2,142,321	82,348
Samsung Electronics Co., Ltd.(1)	394,480	574,934

		657,282
NETHERLANDS - 4.1%
ING Groep N.V.(1)	34,521,902	425,554
RELX N.V.(1)	3,925,931	70,498

		496,052
NORWAY - 1.9%
Aker Solutions ASA(1)(2)	11,545,697	54,162
Orkla ASA(1)	16,383,290	169,264
TGS Nopec Geophysical Co. ASA(1)	562,673	10,167

		233,593
SWITZERLAND - 17.0%
ABB Ltd.(1)(2)	22,120,530	496,683
Adecco Group AG(1)	2,894,146	162,980
Cie Financiere Richemont S.A.(1)	3,815,031	232,288
Novartis AG(1)	3,046,447	239,577
Panalpina Welttransport Holding AG(1)(3)	2,261,132	315,402
Pargesa Holding S.A.(1)	1,265,602	86,627
UBS Group AG(1)	38,426,353	521,779

		2,055,336
UNITED KINGDOM - 20.8%
Amec Foster Wheeler plc(1)	16,058,095	119,586
Compass Group plc(1)	29,638,619	574,766
Diageo plc(1)	5,135,759	147,258
IMI plc(1)	7,431,427	103,316
Lloyds Banking Group plc(1)	290,422,430	205,680
QinetiQ Group plc(1)	20,017,166	61,438
RELX plc(1)	20,533,597	389,658
Royal Bank of Scotland Group plc(1)(2)	147,992,960	343,668
Tesco plc(1)(2)	135,124,818	320,206
Unilever plc (DR)	2,443,679	115,830
Vesuvius plc(1)(3)	28,706,714	130,704

		2,512,110
UNITED STATES - 13.2%
Accenture plc, Class A	1,021,703	124,821
Aon plc	1,939,584	218,184
Arch Capital Group Ltd.(2)(3)	6,462,064	512,183
Medtronic plc	4,816,785	416,170
TE Connectivity Ltd.	5,076,125	326,801

		1,598,159

Total common stocks (Cost $8,944,007)		10,539,873

PREFERRED STOCKS - 0.4%

KOREA - 0.4%
Samsung Electronics Co., Ltd.(1)(4)	42,024	49,611

Total preferred stocks (Cost $36,987)		49,611

54	Artisan Partners Funds

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 12.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 9/30/16, due 10/3/16, maturity value $1,471,594 (Cost $1,471,590)(5)	$1,471,590	$1,471,590

Total investments - 99.9% (Cost $10,452,584)		12,061,074

Other assets less liabilities - 0.1%		14,791

Total net assets - 100.0%(6)		$12,075,865

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $7,836,863, or 64.9% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 12 in Notes to Financial Statements for additional information.
(4)	Non-voting shares.
(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2017	$64,000
U.S. Treasury Bond	3.000%	11/15/2044	859,758
U.S. Treasury Bond	3.625%	2/15/2044	577,272

			$1,501,030

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$1,358,433	11.3%
Consumer Staples	1,025,609	8.5
Energy	385,422	3.2
Financials	2,684,399	22.3
Health Care	655,747	5.4
Industrials	2,087,204	17.3
Information Technology	2,028,820	16.8
Telecommunication Services	363,850	3.0
Short-term investments	1,471,590	12.2

Total investments	$12,061,074	100.0%

TRADING CURRENCIES - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$2,396,280	19.9%
Canadian dollar	201,507	1.7
Danish krone	624,868	5.2
Euro	1,024,233	8.5
Indian rupee	188,887	1.6
Japanese yen	606,773	5.0
Korean won	706,893	5.9
Norwegian krone	233,593	1.9
Swiss franc	2,055,336	17.0
U.S. dollar	4,022,704	33.3

Total investments	$12,061,074	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - September 30, 2016
Dollar values in thousands
Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Deliver		Receive
State Street Bank and Trust Company	11/17/2016	CNH	2,841,326	USD	428,362	$3,620
State Street Bank and Trust Company	11/17/2016	USD	68,849	CNH	461,352	118
State Street Bank and Trust Company	11/17/2016	CNH	272,586	USD	40,504	(244)
State Street Bank and Trust Company	2/3/2017	JPY	22,967,000	USD	227,395	(386)

						$3,108

JPY - Japanese yen

CNH - Chinese yuan renminbi offshore

USD - U.S. dollar

Artisan Partners Funds	55

TOP TEN HOLDINGS - September 30, 2016
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	5.2%
Compass Group plc	United Kingdom	4.8
UBS Group AG	Switzerland	4.3
Arch Capital Group Ltd.	United States	4.2
ABB Ltd.	Switzerland	4.1
Baidu, Inc.	China	3.9
ING Groep N.V.	Netherlands	3.5
Medtronic plc	United States	3.5
RELX plc	United Kingdom	3.2
Telefonica Brasil S.A.	Brazil	3.0

Total		39.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

56	Artisan Partners Funds

ARTISAN MID CAP FUND

Schedule of Investments – September 30, 2016

Dollar values in thousands

Shares Held		Value
COMMON STOCKS - 95.6%

CONSUMER DISCRETIONARY - 18.0%
Auto Components - 1.5%
Delphi Automotive plc	1,723,141	$122,894

Distributors - 4.8%
LKQ Corp. (1)	10,890,690	386,184

Hotels, Restaurants & Leisure - 1.5%
Aramark	3,296,288	125,358

Household Durables - 1.3%
Newell Brands, Inc.	1,958,837	103,152

Internet & Direct Marketing Retail - 1.1%
Ctrip.com International Ltd. (DR)(1)(2)	1,967,050	91,605

Media - 1.3%
CBS Corp., Class B(3)	1,871,077	102,423

Multiline Retail - 1.4%
Dollar Tree, Inc.(1)	1,396,291	110,209

Specialty Retail - 4.5%
Advance Auto Parts, Inc.	252,470	37,648
Michaels Cos., Inc.(1)	3,481,122	84,139
O’Reilly Automotive, Inc.(1)	169,807	47,565
Tractor Supply Co.	1,162,590	78,300
Ulta Salon Cosmetics & Fragrance, Inc.(1)	481,963	114,698

		362,350
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc.(1)	743,323	45,328

CONSUMER STAPLES - 2.8%
Beverages - 1.6%
Monster Beverage Corp.(1)	875,566	128,542

Food Products - 1.2%
WhiteWave Foods Co.(1)	1,740,285	94,724

ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Cimarex Energy Co.	725,638	97,504
Concho Resources, Inc.(1)	1,116,360	153,332

		250,836
FINANCIALS - 6.4%
Banks - 1.1%
SVB Financial Group(1)	762,671	84,306

Capital Markets - 5.3%
Intercontinental Exchange, Inc.	330,971	89,150
S&P Global, Inc.	2,677,095	338,813

		427,963
HEALTH CARE - 21.4%
Biotechnology - 4.4%
Regeneron Pharmaceuticals, Inc.(1)	620,987	249,649
Seattle Genetics, Inc.(1)	1,969,675	106,382

		356,031
Health Care Equipment & Supplies - 9.8%
Becton Dickinson & Co.	980,216	176,174
Boston Scientific Corp.(1)	15,139,603	360,323
DexCom, Inc.(1)	2,146,862	188,194
Intuitive Surgical, Inc.(1)	91,951	66,649

		791,340
Health Care Providers & Services - 4.0%
Amsurg Corp.(1)	1,445,292	96,907
Cigna Corp.	1,467,299	191,218
Envision Healthcare Holdings, Inc.(1)	1,569,414	34,951

		323,076
Health Care Technology - 3.2%
athenahealth, Inc.(1)	705,825	89,019
Cerner Corp.(1)	1,211,990	74,840
Veeva Systems, Inc., Class A(1)	2,300,861	94,980

		258,839
INDUSTRIALS - 19.8%
Building Products - 3.3%
AO Smith Corp.	423,322	41,820
Fortune Brands Home & Security, Inc.	3,880,775	225,473

		267,293
Commercial Services & Supplies - 2.7%
Cintas Corp.	111,382	12,542
Waste Connections, Inc.	2,684,542	200,535

		213,077
Electrical Equipment - 3.1%
Acuity Brands, Inc.	449,052	118,819
AMETEK, Inc.	1,963,957	93,838
Hubbell, Inc.	353,776	38,116

		250,773
Industrial Conglomerates - 1.0%
Roper Technologies, Inc.	445,661	81,320

Artisan Partners Funds	57

Shares Held		Value
Machinery - 1.7%
Middleby Corp.(1)	760,477	$94,010
Wabtec Corp.	527,866	43,101

		137,111
Professional Services - 6.9%
IHS Markit Ltd.(1)	10,543,695	395,916
Nielsen Holdings plc	1,198,282	64,192
Verisk Analytics, Inc.(1)	1,225,819	99,634

		559,742
Trading Companies & Distributors - 1.1%
HD Supply Holdings, Inc.(1)	2,759,672	88,254

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 2.9%
Harris Corp.	461,219	42,252
Motorola Solutions, Inc.	1,181,406	90,118
Palo Alto Networks, Inc.(1)	645,654	102,872

		235,242
Electronic Equipment, Instruments & Components - 0.3%
Trimble Navigation Ltd.(1)	726,429	20,747

IT Services - 7.0%
Fidelity National Information Services, Inc.	1,092,114	84,126
Gartner, Inc.(1)	1,025,959	90,746
Global Payments, Inc.	3,755,048	288,237
Vantiv, Inc., Class A(1)	1,833,376	103,164

		566,273
Semiconductors & Semiconductor Equipment - 2.7%
NVIDIA Corp.	1,736,626	118,994
NXP Semiconductors N.V.(1)(2)	955,749	97,496

		216,490
Software - 9.0%
Activision Blizzard, Inc.	2,211,421	97,966
Atlassian Corp. plc, Class A(1)	737,136	22,092
Electronic Arts, Inc.(1)	2,587,006	220,930
Guidewire Software, Inc.(1)	2,154,593	129,233
Intuit, Inc.	532,427	58,572
Workday, Inc., Class A(1)	2,143,139	196,504

		725,297

MATERIALS - 1.5%
Chemicals - 1.5%
RPM International, Inc.	2,316,603	124,448

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Level 3 Communications, Inc.(1)	1,227,348	56,924

Total common stocks (Cost $5,674,086)		7,708,151
Principal Amount		Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 9/30/16, due 10/3/16, maturity value $430,263 (Cost $430,262)(4)	$430,262	430,262

Total investments - 100.9% (Cost $6,104,348)		8,138,413

Other assets less liabilities - (0.9)%		(71,124)

Total net assets - 100.0%(5)		$8,067,289

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ctrip.com International Ltd. (DR)	China	U.S. dollar
NXP Semiconductors N.V.	Netherlands	U.S. dollar

(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2017	$438,871

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

58	Artisan Partners Funds

TOP TEN HOLDINGS - September 30, 2016
Company Name	Country	Percentage of Total Net Assets
IHS Markit Ltd.	United States	4.9%
LKQ Corp.	United States	4.8
Boston Scientific Corp.	United States	4.5
S&P Global, Inc.	United States	4.2
Global Payments, Inc.	United States	3.6
Regeneron Pharmaceuticals, Inc.	United States	3.1
Fortune Brands Home & Security, Inc.	United States	2.8
Electronic Arts, Inc.	United States	2.7
Waste Connections, Inc.	United States	2.5
Workday, Inc.	United States	2.4

Total		35.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	59

ARTISAN MID CAP VALUE FUND

Schedule of Investments – September 30, 2016

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.4%

CONSUMER DISCRETIONARY - 18.2%
Auto Components - 1.9%
Gentex Corp.	4,593,600	$80,663

Automobiles - 1.8%
Harley-Davidson, Inc.	1,400,220	73,637

Diversified Consumer Services - 1.8%
H&R Block, Inc.	3,251,907	75,282

Internet & Direct Marketing Retail - 4.5%
Liberty Interactive Corp. QVC Group, Class A(1)	5,000,310	100,056
Liberty Ventures, Series A(1)	2,198,901	87,670

		187,726
Media - 5.3%
News Corp., Class A(2)	6,276,637	87,747
Omnicom Group, Inc.	1,119,454	95,154
TEGNA, Inc.	1,760,964	38,495

		221,396
Specialty Retail - 1.9%
AutoNation, Inc.(1)	1,642,638	80,013

Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	1,207,869	44,160

ENERGY - 10.6%
Energy Equipment & Services - 0.5%
Helmerich & Payne, Inc.	345,343	23,242

Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	2,206,479	140,928
Devon Energy Corp.	3,907,648	172,366
Hess Corp.	2,032,655	108,991

		422,285
FINANCIALS - 22.4%
Banks - 4.3%
Fifth Third Bancorp	5,260,742	107,635
M&T Bank Corp.	633,024	73,494

		181,129
Capital Markets - 1.3%
Intercontinental Exchange, Inc.	200,413	53,983

Insurance - 15.1%
Alleghany Corp.(1)	235,573	123,681
Allied World Assurance Co. Holdings AG	1,715,232	69,330
Allstate Corp.	1,129,475	78,137
Aon plc	713,330	80,242
Arch Capital Group Ltd.(1)	1,168,292	92,599
Loews Corp.	1,422,476	58,535
Progressive Corp.	1,094,654	34,482
Torchmark Corp.	1,467,259	93,743

		630,749
Real Estate Investment Trusts (REITs) - 1.7%
American Capital Agency Corp.	3,542,181	69,214

HEALTH CARE - 1.6%
Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	852,611	68,874

INDUSTRIALS - 15.3%
Aerospace & Defense - 1.8%
Rockwell Collins, Inc.	915,267	77,193

Construction & Engineering - 5.3%
Fluor Corp.	1,817,056	93,251
Jacobs Engineering Group, Inc.(1)	2,040,581	105,539
Quanta Services, Inc.(1)	823,616	23,053

		221,843
Electrical Equipment - 0.5%
Hubbell, Inc.	176,914	19,061

Machinery - 1.0%
Kennametal, Inc.	1,365,984	39,641

Marine - 1.8%
Kirby Corp.(1)	1,228,208	76,345

Road & Rail - 1.8%
Ryder System, Inc.	1,147,547	75,681

Trading Companies & Distributors - 3.1%
Air Lease Corp.	4,555,135	130,186

60	Artisan Partners Funds

Shares Held		Value
INFORMATION TECHNOLOGY - 14.3%
Electronic Equipment, Instruments & Components - 8.6%
Arrow Electronics, Inc.(1)	1,924,189		$123,090
Avnet, Inc.	2,789,002		114,516
FLIR Systems, Inc.	1,468,220		46,132
Keysight Technologies, Inc.(1)	2,460,805		77,983

			361,721
Internet Software & Services - 2.0%
IAC/InterActiveCorp	1,305,522		81,556

Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	1,250,531		80,597

Software - 1.8%
Synopsys, Inc.(1)	1,235,225		73,310

MATERIALS - 9.5%
Chemicals - 5.0%
Agrium, Inc.(3)	402,471		36,500
Celanese Corp., Series A	1,531,063		101,908
Mosaic Co.	2,871,478		70,236

			208,644
Metals & Mining - 4.5%
Goldcorp, Inc.(3)	5,256,968		86,845
Kinross Gold Corp.(1)(3)	11,101,499		46,737
Nucor Corp.	1,115,727		55,173

			188,755
UTILITIES - 1.5%
Electric Utilities - 1.5%
OGE Energy Corp.	1,968,808		62,254

Total common stocks (Cost $2,791,518)			3,909,140

Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 9/30/16, due 10/3/16, maturity value $287,531 (Cost $287,530)(4)	$287,530		$287,530

Total investments - 100.3% (Cost $3,079,048)			4,196,670

Other assets less liabilities - (0.3)%		(13,068)

Total net assets - 100.0%(5)		$4,183,602

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Agrium, Inc.	Canada	U.S. dollar
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2017	$293,282

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - September 30, 2016
Company Name	Country	Percentage of Total Net Assets
Devon Energy Corp.	United States	4.1%
Apache Corp.	United States	3.4
Air Lease Corp.	United States	3.1
Alleghany Corp.	United States	3.0
Arrow Electronics, Inc.	United States	2.9
Avnet, Inc.	United States	2.7
Hess Corp.	United States	2.6
Fifth Third Bancorp	United States	2.6
Jacobs Engineering Group, Inc.	United States	2.5
Celanese Corp.	United States	2.4

Total		29.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

ARTISAN SMALL CAP FUND

Schedule of Investments – September 30, 2016

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.5%

CONSUMER DISCRETIONARY - 11.2%
Auto Components - 1.7%
Gentherm, Inc.(1)	404,152	$12,699
Visteon Corp.	137,288	9,838

		22,537
Distributors - 2.3%
LKQ Corp.(1)	836,666	29,668

Diversified Consumer Services - 2.4%
Bright Horizons Family Solutions, Inc.(1)	457,704	30,616

Hotels, Restaurants & Leisure - 1.2%
Dunkin’ Brands Group, Inc.	289,806	15,093

Media - 0.5%
Imax Corp.(1)	217,538	6,302

Multiline Retail - 1.3%
Ollie’s Bargain Outlet Holdings, Inc.(1)	618,558	16,212

Specialty Retail - 1.8%
Burlington Stores, Inc.(1)	286,085	23,179

CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
PriceSmart, Inc.	117,787	9,866

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Diamondback Energy, Inc.(1)	107,113	10,340
RSP Permian, Inc.(1)	140,302	5,441

		15,781
FINANCIALS - 1.3%
Banks - 0.6%
SVB Financial Group(1)	70,298	7,771

Diversified Financial Services - 0.7%
Bats Global Markets, Inc.	306,451	9,233

HEALTH CARE - 22.2%
Biotechnology - 5.5%
Agios Pharmaceuticals, Inc.(1)	32,642	1,724
Alnylam Pharmaceuticals, Inc.(1)	119,147	8,076
Cepheid, Inc.(1)	627,742	33,076
DBV Technologies S.A. (DR)(1)(2)	295,980	10,753
Seattle Genetics, Inc.(1)	310,985	16,796

		70,425
Health Care Equipment & Supplies - 9.2%
DexCom, Inc.(1)	698,780	61,255
GenMark Diagnostics, Inc.(1)	1,109,886	13,097
Glaukos Corp.(1)	66,620	2,514
Integra LifeSciences Holdings Corp.(1)	110,809	9,147
Nevro Corp.(1)	309,864	32,347

		118,360
Health Care Providers & Services - 2.0%
HealthEquity, Inc.(1)	193,347	7,318
Surgical Care Affiliates, Inc.(1)	387,315	18,886

		26,204
Health Care Technology - 4.5%
athenahealth, Inc.(1)	231,763	29,230
Veeva Systems, Inc., Class A(1)	680,483	28,090

		57,320
Life Sciences Tools & Services - 1.0%
NeoGenomics, Inc.(1)	1,512,808	12,435

INDUSTRIALS - 21.9%
Aerospace & Defense - 6.7%
BWX Technologies, Inc.	240,246	9,218
Taser International, Inc.(1)	1,495,591	42,789
Teledyne Technologies, Inc.(1)	313,726	33,860

		85,867
Building Products - 0.6%
Masonite International Corp.(1)	132,002	8,206

Commercial Services & Supplies - 0.8%
Brady Corp., Class A(3)	281,590	9,746

Electrical Equipment - 6.0%
Acuity Brands, Inc.	290,656	76,908

62	Artisan Partners Funds

	Shares Held	Value
Machinery - 6.9%
Donaldson Co., Inc.	433,134	$16,169
IDEX Corp.	289,266	27,067
John Bean Technologies Corp.	478,402	33,751
Proto Labs, Inc.(1)	189,452	11,350

		88,337
Professional Services - 0.9%
Dun & Bradstreet Corp.	88,755	12,126

INFORMATION TECHNOLOGY - 34.9%
Electronic Equipment, Instruments & Components - 3.6%
Cognex Corp.	758,074	40,072
National Instruments Corp.	225,990	6,418

		46,490
Internet Software & Services - 10.7%
Benefitfocus, Inc.(1)	579,843	23,147
CoStar Group, Inc.(1)	178,951	38,748
Match Group, Inc.(1)	186,805	3,323
MercadoLibre, Inc.	71,298	13,188
Pandora Media, Inc.(1)	1,219,890	17,481
Q2 Holdings, Inc.(1)	929,793	26,648
SPS Commerce, Inc.(1)	193,957	14,239

		136,774
Software - 20.6%
ACI Worldwide, Inc.(1)	477,745	9,259
Aspen Technology, Inc.(1)	150,422	7,038
Atlassian Corp. plc, Class A(1)	491,697	14,736
Blackbaud, Inc.	274,180	18,189
Ellie Mae, Inc.(1)	260,174	27,396
Guidewire Software, Inc.(1)	663,896	39,821
HubSpot, Inc.(1)	112,899	6,505
Manhattan Associates, Inc.(1)	155,346	8,951
Paylocity Holding Corp.(1)	178,167	7,921
Proofpoint, Inc.(1)	485,685	36,354
Take-Two Interactive Software, Inc.(1)	431,323	19,444
Tyler Technologies, Inc.(1)	160,174	27,427
Ultimate Software Group, Inc.(1)	202,421	41,373

		264,414

Total common stocks (Cost $693,185)		1,199,870
	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 9/30/16, due 10/3/16, maturity value $82,971 (Cost $82,971)(4)	$82,971	$82,971

Total investments - 100.0% (Cost $776,156)		1,282,841

Other assets less liabilities - (0.0)%†		(319)

Total net assets - 100.0%(5)		$1,282,522

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
DBV Technologies S.A. (DR)	France	U.S. dollar

(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2017	$84,633

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - September 30, 2016
Company Name	Country	Percentage of Total Net Assets
Acuity Brands, Inc.	United States	6.0%
DexCom, Inc.	United States	4.8
Taser International, Inc.	United States	3.3
Ultimate Software Group, Inc.	United States	3.2
Cognex Corp.	United States	3.1
Guidewire Software, Inc.	United States	3.1
CoStar Group, Inc.	United States	3.0
Proofpoint, Inc.	United States	2.8
Teledyne Technologies, Inc.	United States	2.6
John Bean Technologies Corp.	United States	2.6

	Total	34.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	63

ARTISAN VALUE FUND

Schedule of Investments – September 30, 2016

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 88.7%

CONSUMER DISCRETIONARY - 16.1%
Auto Components - 3.1%
Cie Generale des Etablissements Michelin(1)(2)	225,007	$24,881

Internet & Direct Marketing Retail - 4.9%
Liberty Interactive Corp. QVC Group, Class A(3)	1,067,380	21,358
Liberty Ventures, Series A(3)	463,015	18,461

		39,819
Media - 8.1%
CBS Corp., Class B(4)	384,643	21,055
News Corp., Class A(4)	1,172,883	16,397
Time Warner, Inc.	353,810	28,167

		65,619
ENERGY - 15.1%
Oil, Gas & Consumable Fuels - 15.1%
Apache Corp.	618,104	39,478
Devon Energy Corp.	949,998	41,904
EOG Resources, Inc.	161,862	15,654
Hess Corp.	465,757	24,974

		122,010
FINANCIALS - 17.4%
Banks - 3.3%
Citigroup, Inc.	569,909	26,917

Capital Markets - 3.0%
Goldman Sachs Group, Inc.	150,248	24,231

Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc., Class B(3)	208,107	30,065

Insurance - 5.0%
Alleghany Corp.(3)	38,160	20,035
Chubb Ltd.	160,929	20,220

		40,255
Real Estate Investment Trusts (REITs) - 2.4%
American Capital Agency Corp.	966,435	18,884

HEALTH CARE - 2.0%
Biotechnology - 2.0%
Gilead Sciences, Inc.	200,863	15,893
INDUSTRIALS - 8.7%
Construction & Engineering - 3.2%
Jacobs Engineering Group, Inc.(3)	506,109	26,176

Road & Rail - 1.9%
Union Pacific Corp.	160,897	15,692

Trading Companies & Distributors - 3.6%
Air Lease Corp.	1,007,764	28,802

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 2.1%
Cisco Systems, Inc.	523,941	16,619

Electronic Equipment, Instruments & Components - 4.0%
Arrow Electronics, Inc.(3)	263,639	16,865
Avnet, Inc.	381,483	15,664

		32,529
Internet Software & Services - 2.2%
Alphabet, Inc., Class C(3)(4)	22,841	17,754

Semiconductors & Semiconductor Equipment - 2.0%
QUALCOMM, Inc.	237,527	16,271

Software - 1.8%
Oracle Corp.	369,508	14,514

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	197,917	22,375

MATERIALS - 14.5%
Chemicals - 8.6%
Agrium, Inc.(1)	101,921	9,243
Celanese Corp., Series A	240,234	15,990
LyondellBasell Industries N.V., Class A	345,734	27,887
Mosaic Co.	672,185	16,442

		69,562
Metals & Mining - 5.9%
Goldcorp, Inc.(1)	1,808,817	29,882
Kinross Gold Corp.(1)(3)	4,261,185	17,939

		47,821

Total common stocks (Cost $578,763)		716,689

64	Artisan Partners Funds

Shares Held		Value
PREFERRED STOCKS - 5.9%
INFORMATION TECHNOLOGY - 5.9%
Technology Hardware, Storage & Peripherals - 5.9%
Samsung Electronics Co., Ltd.(1)(2)(4)	40,561		$47,883

Total preferred stocks (Cost $25,667)			47,883

Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 9/30/16, due 10/3/16, maturity value $39,180 (Cost $39,180)(5)	$39,180		$39,180

Total investments - 99.5% (Cost $643,610)			803,752

Other assets less liabilities - 0.5%		3,861

Total net assets - 100.0%(6)		$807,613

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Agrium, Inc.	Canada	U.S. dollar
Cie Generale des Etablissements Michelin	France	Euro
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $72,764, or 9.0% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Non-income producing security.
(4)	Non-voting shares.
(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2017	$39,966

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TRADING CURRENCIES - September 30, 2016
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$24,881	3.1%
Korean won	47,883	6.0
U.S. dollar	730,988	90.9

Total investments	$803,752	100.0%

TOP TEN HOLDINGS - September 30, 2016
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	5.9%
Devon Energy Corp.	United States	5.2
Apache Corp.	United States	4.9
Berkshire Hathaway, Inc.	United States	3.7
Goldcorp, Inc.	Canada	3.7
Air Lease Corp.	United States	3.6
Time Warner, Inc.	United States	3.5
LyondellBasell Industries N.V.	United States	3.5
Citigroup, Inc.	United States	3.3
Jacobs Engineering Group, Inc.	United States	3.2

Total		40.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	65

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2016

Dollar values in thousands

	DEVELOPING WORLD		EMERGING MARKETS		GLOBAL EQUITY		GLOBAL OPPORTUNITIES
ASSETS:
Investments in securities, unaffiliated, at value	$813,737		$36,266		$252,891		$1,715,382
Short-term investments (repurchase agreements), at value	71,649		618		2,408		118,529
Total investments	885,386		36,884		255,299		1,833,911
Cash	–	(1)	1		–	(1)	– (1)
Foreign currency	1,154		21		25		61
Receivable from investments sold	–		–		3,094		1,462
Receivable from fund shares sold	3,589		117		49		1,708
Dividends and interest receivable	470		74		366		2,017
Other assets(2)	6		174		82		79
Total assets	890,605		37,271		258,915		1,839,238
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–		–		–		94
Payable for investments purchased	3,892		106		992		803
Payable for fund shares redeemed	280		316		192		406
Payable for operating expenses	241		116		144		432
Payable for deferred director’s compensation	3		2		3		15
Payable for foreign taxes	1,545	*	41	*	10		51
Total liabilities	5,961		581		1,341		1,801
Total net assets	$884,644		$36,690		$257,574		$1,837,437
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$766,248		$172,786		$243,142		$1,410,063
Net unrealized appreciation on investments and foreign currency related transactions	116,261		2,184		33,426		436,634
Accumulated undistributed net investment income (loss)	1,553		95		181		(8,025)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	582		(138,375)		(19,175)		(1,235)
Total net assets	$884,644		$36,690		$257,574		$1,837,437
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$266,122		$30,135		$145,817		$781,877
Advisor Shares	$340,831						$193,230
Institutional Shares	$277,691		$6,555		$111,757		$862,330
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	25,317,306		2,362,834		8,814,148		35,962,869
Advisor Shares	32,338,077						8,879,071
Institutional Shares	26,307,293		518,022		6,739,014		39,394,438
Net asset value per share
Investor Shares	$10.51		$12.75		$16.54		$21.74
Advisor Shares	$10.54						$21.76
Institutional Shares	$10.56		$12.65		$16.58		$21.89
Cost of securities of unaffiliated issuers held	$767,632		$34,691		$221,867		$1,397,088
Cost of foreign currency	$1,153		$21		$25		$61

*Including foreign taxes on unrealized gains	$1,499		$5

(1)	Amount rounds to less than $1.
(2)	Includes the amount that the custodian has offered to reimburse the Fund for certain out-of-pocket expenses it incorrectly charged the Fund between 1998 and 2015. See note 16 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2016 (Continued)

Dollar values in thousands

	GLOBAL SMALL CAP	GLOBAL VALUE	HIGH INCOME		INTERNATIONAL
ASSETS:
Investments in securities, unaffiliated, at value	$74,473	$1,839,699	$1,655,557		$15,381,358
Investments in securities, affiliated, at value	–	–	–		327,136
Short-term investments (repurchase agreements), at value	2,231	232,609	183,716		142,619
Total investments	76,704	2,072,308	1,839,273		15,851,113
Cash	1	1	–	(1)	30
Foreign currency	2	495	–		8,751
Unrealized gain on foreign currency forward contracts	–	453	–		–
Receivable from investments sold	335	–	12,232		151,380
Receivable from fund shares sold	534	4,504	10,576		11,122
Dividends and interest receivable	104	4,155	25,419		69,965
Other assets(2)	31	79	15		551
Total assets	77,711	2,081,995	1,887,515		16,092,912
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–	27	–		–
Dividends payable	–	–	1,597		–
Payable for investments purchased	177	10,856	92,523		82,841
Payable for fund shares redeemed	74	1,100	3,908		18,146
Payable for operating expenses	159	555	475		4,391
Payable for deferred director’s compensation	2	19	11		197
Payable for foreign taxes	4	171	–		1,862
Total liabilities	416	12,728	98,514		107,437
Total net assets	$77,295	$2,069,267	$1,789,001		$15,985,475
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$98,161	$1,838,677	$1,753,247		$14,490,352
Net unrealized appreciation on investments and foreign currency related transactions	5,131	192,430	34,978		1,871,193
Accumulated undistributed net investment income (loss)	(289)	12,682	(1,610)		186,639
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(25,708)	25,478	2,386		(562,709)
Total net assets	$77,295	$2,069,267	$1,789,001		$15,985,475
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$77,295	$748,254	$544,969		$7,930,361
Advisor Shares		$403,036	$1,244,032		$2,782,189
Institutional Shares		$917,977			$5,272,925
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	7,581,481	48,904,879	55,304,662		280,263,205
Advisor Shares		26,383,308	126,269,449		98,291,152
Institutional Shares		59,929,345			184,921,793
Net asset value per share
Investor Shares	$10.20	$15.30	$9.85		$28.30
Advisor Shares		$15.28	$9.85		$28.31
Institutional Shares		$15.32			$28.51
Cost of securities of unaffiliated issuers held	$71,570	$1,880,270	$1,804,295		$13,699,909
Cost of securities of affiliated issuers held	$–	$–	$–		$277,748
Cost of foreign currency	$2	$497	$–		$8,769

(1)	Amount rounds to less than $1.
(2)	Includes the amount that the custodian has offered to reimburse the Fund for certain out-of-pocket expenses it incorrectly charged the Fund between 1998 and 2015. See note 16 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	67

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2016 (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE		MID CAP
ASSETS:
Investments in securities, unaffiliated, at value	$772,090	$9,384,601		$7,708,151
Investments in securities, affiliated, at value	–	1,204,883		–
Short-term investments (repurchase agreements), at value	12,429	1,471,590		430,262
Total investments	784,519	12,061,074		8,138,413
Cash	1	–	(1)	1
Foreign currency	166	3,118		–
Unrealized gain on foreign currency forward contracts	–	3,738		–
Receivable from investments sold	12,552	–		7,172
Receivable from fund shares sold	940	5,488		24,746
Dividends and interest receivable	1,390	42,769		824
Other assets(2)	132	255		177
Total assets	799,700	12,116,442		8,171,333
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–	630		–
Payable for investments purchased	4,469	11,696		46,267
Payable for fund shares redeemed	336	21,947		55,819
Payable for operating expenses	306	2,543		1,860
Payable for deferred director’s compensation	10	122		98
Payable for foreign taxes	43	3,639	*	–
Total liabilities	5,164	40,577		104,044
Total net assets	$794,536	$12,075,865		$8,067,289
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$632,711	$10,178,418		$5,622,195
Net unrealized appreciation on investments and foreign currency related transactions	150,537	1,608,698		2,034,065
Accumulated undistributed net investment income (loss)	(376)	73,433		(36,664)
Accumulated undistributed net realized gains on investments and foreign currency related transactions	11,664	215,316		447,693
Total net assets	$794,536	$12,075,865		$8,067,289
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$585,000	$5,500,119		$3,232,399
Advisor Shares		$3,537,587		$445,648
Institutional Shares	$209,536	$3,038,159		$4,389,242
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	25,249,888	163,936,128		78,194,752
Advisor Shares		105,364,787		10,755,595
Institutional Shares	9,038,265	90,129,629		99,427,408
Net asset value per share
Investor Shares	$23.17	$33.55		$41.34
Advisor Shares		$33.57		$41.43
Institutional Shares	$23.18	$33.71		$44.15
Cost of securities of unaffiliated issuers held	$633,938	$9,758,133		$6,104,348
Cost of securities of affiliated issuers held	$–	$694,451		$–
Cost of foreign currency	$167	$3,129		$–

*Including foreign taxes on unrealized gains		$2,139

(1)	Amount rounds to less than $1.
(2)	Includes the amount that the custodian has offered to reimburse the Fund for certain out-of-pocket expenses it incorrectly charged the Fund between 1998 and 2015. See note 16 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

68	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2016 (Continued)

Dollar values in thousands

	MID CAP VALUE	SMALL CAP	VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$3,909,140	$1,199,870	$764,572
Short-term investments (repurchase agreements), at value	287,530	82,971	39,180
Total investments	4,196,670	1,282,841	803,752
Cash	1	– (1)	1
Receivable from investments sold	26,503	377	7,706
Receivable from fund shares sold	2,800	828	723
Dividends and interest receivable	5,603	11	980
Other assets(2)	195	54	45
Total assets	4,231,772	1,284,111	813,207
LIABILITIES:
Payable for investments purchased	16,739	215	4,239
Payable for fund shares redeemed	29,671	816	939
Payable for operating expenses	1,649	544	397
Payable for deferred director’s compensation	82	14	12
Payable for foreign taxes	29	–	7
Total liabilities	48,170	1,589	5,594
Total net assets	$4,183,602	$1,282,522	$807,613
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$3,045,434	$785,961	$699,763
Net unrealized appreciation on investments and foreign currency related transactions	1,117,622	506,685	160,112
Accumulated undistributed net investment income (loss)	29,675	(7,965)	4,781
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(9,129)	(2,159)	(57,043)
Total net assets	$4,183,602	$1,282,522	$807,613
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$2,416,461	$764,298	$457,969
Advisor Shares	$1,025,855		$251,643
Institutional Shares	$741,286	$518,224	$98,001
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	112,884,468	25,536,836	34,964,556
Advisor Shares	48,004,349		19,281,571
Institutional Shares	34,631,783	17,164,335	7,485,798
Net asset value per share
Investor Shares	$21.41	$29.93	$13.10
Advisor Shares	$21.37		$13.05
Institutional Shares	$21.40	$30.19	$13.09
Cost of securities of unaffiliated issuers held	$3,079,048	$776,156	$643,610

(1)	Amount rounds to less than $1.
(2)	Includes the amount that the custodian has offered to reimburse the Fund for certain out-of-pocket expenses it incorrectly charged the Fund between 1998 and 2015. See note 16 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2016

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS	GLOBAL EQUITY	GLOBAL OPPORTUNITIES
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$8,424	$863	$3,584	$12,905
Dividends, from affiliated issuers(2)	–	–	246	305
Interest	13	– (3)	1	27
Total investment income	8,437	863	3,831	13,237
EXPENSES:
Management fees	5,513	403	2,841	13,809
Transfer agent fees
Investor Shares	374	121	504	1,632
Advisor Shares	187			151
Institutional Shares	14	20	15	21
Shareholder communications
Investor Shares	89	13	40	157
Advisor Shares	5			7
Institutional Shares	3	13	11	12
Custodian fees^	195	(110)	(6)	139
Accounting fees	64	89	73	88
Professional fees	73	97	82	103
Offering fees	42	–	–	–
Registration fees
Investor Shares	71	23	52	36
Advisor Shares	44			34
Institutional Shares	23	20	17	–
Director’s fees	16	6	10	52
Other operating expenses	13	7	12	40
Total operating expenses	6,726	702	3,651	16,281
Less amounts waived or paid by the Adviser	(34)	(300)	–	–
Net expenses	6,692	402	3,651	16,281
Net investment income (loss)	1,745	461	180	(3,044)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(4)	2,068	(1,612)	(17,343)	13,619
Investments, from affiliated issuers	–	–	(1,339)	4,396
Foreign currency related transactions	(27)	(71)	4	(8,581)
Total realized gain (loss)	2,041	(1,683)	(18,678)	9,434
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(5)	125,023	8,127	30,978	276,088
Investments, from affiliated issuers	–	–	3,090	(3,451)
Foreign currency related transactions	14	4	1	1,426
Total increase in unrealized appreciation or depreciation	125,037	8,131	34,069	274,063
Net gain on investments and foreign currency related transactions	127,078	6,448	15,391	283,497
Net increase in net assets resulting from operations	$128,823	$6,909	$15,571	$280,453
(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$577	$92	$217	$164
(2) Net of foreign taxes withheld on dividends, affiliated issuers	–	–	19	34
(3) Amount rounds to less than $1.
(4) Net of foreign taxes on realized gains	–	6	–	–
(5) Net of increase (decrease) in foreign taxes on unrealized gains	1,499	(21)	–	–

^  Custodian fees were reduced by the amount that the custodian has offered to reimburse the Fund for certain out-of-pocket expenses it incorrectly charged the Fund between 1998 and 2015. See note 16 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

70	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2016 (Continued)

Dollar values in thousands

	GLOBAL SMALL CAP	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$1,515	$32,805	$–	$367,494
Dividends, from affiliated issuers(2)	76	1,173	–	7,006
Interest	1	37	100,702	110
Total investment income	1,592	34,015	100,702	374,610
EXPENSES:
Management fees	1,142	16,964	9,447	157,116
Transfer agent fees
Investor Shares	323	1,696	1,213	20,707
Advisor Shares		310	692	1,800
Institutional Shares		23		31
Shareholder communications
Investor Shares	55	185	82	1,514
Advisor Shares		34	24	128
Institutional Shares		18		71
Custodian fees(3)	43	149	30	2,406
Accounting fees	87	88	118	88
Professional fees	90	85	154	510
Registration fees
Investor Shares	37	60	56	121
Advisor Shares		52	90	–
Institutional Shares		28		–
Director’s fees	6	58	42	599
Other operating expenses	7	44	23	165
Total operating expenses	1,790	19,794	11,971	185,256
Less amounts waived or paid by the Adviser	(107)	–	–	–
Net expenses	1,683	19,794	11,971	185,256
Net investment income (loss)	(91)	14,221	88,731	189,354
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(17,725)	49,170	1,980	(194,516)
Investments, from affiliated issuers	(891)	(4,125)	–	(14,393)
Foreign currency related transactions	6	71	–	(2,591)
Total realized gain (loss)	(18,610)	45,116	1,980	(211,500)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	10,912	156,731	82,863	900,103
Investments, from affiliated issuers	2,030	(12,575)	–	49,388
Foreign currency related transactions	3	448	–	–
Total increase in unrealized appreciation or depreciation	12,945	144,604	82,863	949,491
Net gain (loss) on investments and foreign currency related transactions	(5,665)	189,720	84,843	737,991
Net increase (decrease) in net assets resulting from operations	$(5,756)	$203,941	$173,574	$927,345

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$179	$1,304	$–	$29,999
(2) Net of foreign taxes withheld on dividends, affiliated issuers	–	204	–	332
(3)	Custodian fees were reduced by the amount that the custodian has offered to reimburse the Fund for certain out-of-pocket expenses it incorrectly charged the Fund between 1998 and 2015. See note 16 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2016 (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE	MID CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$11,876	$218,509	$35,562
Dividends, from affiliated issuers(2)	1,408	23,903	–
Interest	10	190	97
Total investment income	13,294	242,602	35,659
EXPENSES:
Management fees	11,362	102,909	77,112
Transfer agent fees
Investor Shares	1,677	10,872	7,858
Advisor Shares		1,867	308
Institutional Shares	8	25	33
Shareholder communications
Investor Shares	80	355	489
Advisor Shares		324	82
Institutional Shares	6	21	154
Custodian fees^	172	1,788	181
Accounting fees	79	87	60
Professional fees	104	318	232
Registration fees
Investor Shares	49	124	77
Advisor Shares		–	17
Institutional Shares	23	–	13
Director’s fees	32	378	292
Other operating expenses	20	6	201
Total operating expenses	13,612	119,074	87,109
Less amounts waived or paid by the Adviser	–	–	–
Net expenses	13,612	119,074	87,109
Net investment income (loss)	(318)	123,528	(51,450)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	14,861	323,011	628,865
Investments, from affiliated issuers	12,247	(58,105)	111,985
Foreign currency related transactions	244	(45,667)	–
Total realized gain	27,352	219,239	740,850
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	(20,319)	421,598	69,027
Investments, from affiliated issuers	14,920	234,917	(107,530)
Foreign currency related transactions	10	12,996	–
Total increase (decrease) in unrealized appreciation or depreciation	(5,389)	669,511	(38,503)
Net gain on investments and foreign currency related transactions	21,963	888,750	702,347
Net increase in net assets resulting from operations	$21,645	$1,012,278	$650,897

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,365	$14,437	$59
(2) Net of foreign taxes withheld on dividends, affiliated issuers	32	2,955	–
(3) Net of increase in foreign taxes on unrealized gains	–	2,139	–

^  Custodian fees were reduced by the amount that the custodian has offered to reimburse the Fund for certain out-of-pocket expenses it incorrectly charged the Fund between 1998 and 2015. See note 16 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2016 (Continued)

Dollar values in thousands

	MID CAP VALUE	SMALL CAP	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$87,986	$2,936	$15,240
Dividends, from affiliated issuers	840	–	157
Interest	64	17	10
Total investment income	88,890	2,953	15,407
EXPENSES:
Management fees	47,523	11,675	6,347
Transfer agent fees
Investor Shares	6,663	1,699	710
Advisor Shares	704		329
Institutional Shares	23	21	20
Shareholder communications
Investor Shares	36	215	59
Advisor Shares	255		111
Institutional Shares	7	25	12
Custodian fees(2)	51	(9)	38
Accounting fees	59	59	58
Professional fees	178	77	74
Registration fees
Investor Shares	75	42	43
Advisor Shares	11		–
Institutional Shares	38	39	19
Director’s fees	187	42	31
Other operating expenses	134	29	15
Total operating expenses	55,944	13,914	7,866
Less amounts waived or paid by the Adviser	(88)	–	–
Net expenses	55,856	13,914	7,866
Net investment income (loss)	33,034	(10,961)	7,541
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	187,060	12,003	(33,155)
Investments, from affiliated issuers	(19,253)	–	(4,698)
Foreign currency related transactions	–	–	(59)
Total realized gain (loss)	167,807	12,003	(37,912)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	481,001	172,409	213,568
Investments, from affiliated issuers	(22,061)	–	13,519
Foreign currency related transactions	–	–	1
Total increase in unrealized appreciation or depreciation	458,940	172,409	227,088
Net gain on investments and foreign currency related transactions	626,747	184,412	189,176
Net increase in net assets resulting from operations	$659,781	$173,451	$196,717

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$208	$–	$247
(2)	Custodian fees were reduced by the amount that the custodian has offered to reimburse the Fund for certain out-of-pocket expenses it incorrectly charged the Fund between 1998 and 2015. See note 16 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	73

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		EMERGING MARKETS
	Year Ended 9/30/2016	Year Ended 9/30/2015(1)	Year Ended 9/30/2016	Year Ended 9/30/2015
OPERATIONS:
Net investment income (loss)	$1,745	$(48)	$461	$242
Net realized gain (loss) on:
Investments, from unaffiliated issuers	2,068	(1,448)	(1,612)	19,178
Foreign currency related transactions	(27)	(1)	(71)	(532)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	125,023	(8,768)	8,127	(38,593)
Foreign currency related transactions	14	(8)	4	3
Net increase (decrease) in net assets resulting from operations	128,823	(10,273)	6,909	(19,702)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	–	(405)
Institutional Shares	–	–	–	(3,071)
Total distributions paid to shareholders	–	–	–	(3,476)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	636,990	129,104	(21,022)	(331,370)
Total increase (decrease) in net assets	765,813	118,831	(14,113)	(354,548)
Net assets, beginning of period	118,831	–	50,803	405,351
Net assets, end of period	$884,644	$118,831	$36,690	$50,803
Accumulated undistributed net investment income (loss)	$1,553	$(48)	$95	$(425)

(1)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.

The accompanying notes are an integral part of the financial statements.

74	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL EQUITY		GLOBAL OPPORTUNITIES
	Year Ended 9/30/2016	Year Ended 9/30/2015	Year Ended 9/30/2016	Year Ended 9/30/2015
OPERATIONS:
Net investment income (loss)	$180	$(518)	$(3,044)	$2,579
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(17,343)	10,712	13,619	6,414
Investments, from affiliated issuers	(1,339)	(2,210)	4,396	(500)
Foreign currency related transactions	4	(51)	(8,581)	4,037
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	30,978	(12,053)	276,088	(24,156)
Investments, from affiliated issuers	3,090	(2,496)	(3,451)	(5,162)
Foreign currency related transactions	1	10	1,426	(2,924)
Net increase (decrease) in net assets resulting from operations	15,571	(6,606)	280,453	(19,712)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	(686)	(2,108)
Advisor Shares			(106)	–
Institutional Shares	–	–	(1,743)	(2,576)
Net realized gains on investment transactions:
Investor Shares	(4,572)	(7,233)	(4,507)	(16,250)
Advisor Shares			(360)	–
Institutional Shares	(2,290)	–	(3,955)	(10,211)
Total distributions paid to shareholders	(6,862)	(7,233)	(11,357)	(31,145)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(47,515)	73,949	212,419	247,071
Total increase (decrease) in net assets	(38,806)	60,110	481,515	196,214
Net assets, beginning of period	296,380	236,270	1,355,922	1,159,708
Net assets, end of period	$257,574	$296,380	$1,837,437	$1,355,922
Accumulated undistributed net investment income (loss)	$181	$(1)	$(8,025)	$3,948

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	75

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL SMALL CAP		GLOBAL VALUE
	Year Ended 9/30/2016	Year Ended 9/30/2015	Year Ended 9/30/2016	Year Ended 9/30/2015
OPERATIONS:
Net investment income (loss)	$(91)	$(507)	$14,221	$10,111
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(17,725)	(3,750)	49,170	87,706
Investments, from affiliated issuers	(891)	(3,309)	(4,125)	(4,067)
Foreign currency related transactions	6	(53)	71	3,022
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	10,912	3,374	156,731	(166,279)
Investments, from affiliated issuers	2,030	(1,259)	(12,575)	7,112
Foreign currency related transactions	3	2	448	(1,437)
Net increase (decrease) in net assets resulting from operations	(5,756)	(5,502)	203,941	(63,832)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	(250)	(2,818)	(6,402)
Advisor Shares			(1,461)	–
Institutional Shares			(3,594)	(3,909)
Net realized gains on investment transactions:
Investor Shares	–	(2,100)	(43,889)	(35,854)
Advisor Shares			(11,719)	–
Institutional Shares			(26,885)	(15,333)
Total distributions paid to shareholders	–	(2,350)	(90,366)	(61,498)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(47,044)	(28,165)	430,386	(216,544)
Total increase (decrease) in net assets	(52,800)	(36,017)	543,961	(341,874)
Net assets, beginning of period	130,095	166,112	1,525,306	1,867,180
Net assets, end of period	$77,295	$130,095	$2,069,267	$1,525,306
Accumulated undistributed net investment income (loss)	$(289)	$(311)	$12,682	$7,501

The accompanying notes are an integral part of the financial statements.

76	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	HIGH INCOME		INTERNATIONAL
	Year Ended 9/30/2016	Year Ended 9/30/2015	Year Ended 9/30/2016	Year Ended 9/30/2015
OPERATIONS:
Net investment income	$88,731	$41,650	$189,354	$109,203
Net realized gain (loss) on:
Investments, from unaffiliated issuers	1,980	4,468	(194,516)	(102,009)
Investments, from affiliated issuers	–	–	(14,393)	56,701
Foreign currency related transactions	–	(216)	(2,591)	(5,379)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	82,863	(40,918)	900,103	(1,738,726)
Investments, from affiliated issuers	–	–	49,388	(260,710)
Foreign currency related transactions	–	(222)	–	(672)
Net increase (decrease) in net assets resulting from operations	173,574	4,762	927,345	(1,941,592)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(31,811)	(24,905)	(47,225)	(104,597)
Advisor Shares	(56,920)	(16,745)	(18,156)	–
Institutional Shares			(38,522)	(35,466)
Net realized gains on investment transactions:
Investor Shares	(1,721)	(1,377)	–	–
Advisor Shares	(2,208)	(1,005)	–	–
Institutional Shares	–	–	–	–
Total distributions paid to shareholders	(92,660)	(44,032)	(103,903)	(140,063)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	794,028	447,338	(2,433,050)	2,142,912
Total increase (decrease) in net assets	874,942	408,068	(1,609,608)	61,257
Net assets, beginning of period	914,059	505,991	17,595,083	17,533,826
Net assets, end of period	$1,789,001	$914,059	$15,985,475	$17,595,083
Accumulated undistributed net investment income (loss)	$(1,610)	$(3)	$186,639	$103,515

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	77

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP		INTERNATIONAL VALUE
	Year Ended 9/30/2016	Year Ended 9/30/2015	Year Ended 9/30/2016	Year Ended 9/30/2015
OPERATIONS:
Net investment income (loss)	$(318)	$1,360	$123,528	$78,562
Net realized gain (loss) on:
Investments, from unaffiliated issuers	14,861	58,434	323,011	812,186
Investments, from affiliated issuers	12,247	(16,392)	(58,105)	(16,011)
Foreign currency related transactions	244	(293)	(45,667)	117,893
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(20,319)	(12,675)	421,598	(1,369,714)
Investments, from affiliated issuers	14,920	(11,030)	234,917	(71,468)
Foreign currency related transactions	10	44	12,996	(56,314)
Net increase (decrease) in net assets resulting from operations	21,645	19,448	1,012,278	(504,866)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(1,285)	–	(43,280)	(132,953)
Advisor Shares			(29,338)	–
Institutional Shares	–		(27,773)	(44,007)
Net realized gains on investment transactions:
Investor Shares	(31,795)	(59,359)	(263,808)	(440,577)
Advisor Shares			(144,431)	–
Institutional Shares	–		(132,236)	(128,108)
Total distributions paid to shareholders	(33,080)	(59,359)	(640,866)	(745,645)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(155,064)	(89,145)	1,085,464	459,664
Total increase (decrease) in net assets	(166,499)	(129,056)	1,456,876	(790,847)
Net assets, beginning of period	961,035	1,090,091	10,618,989	11,409,836
Net assets, end of period	$794,536	$961,035	$12,075,865	$10,618,989
Accumulated undistributed net investment income (loss)	$(376)	$983	$73,433	$103,892

The accompanying notes are an integral part of the financial statements.

78	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP		MID CAP VALUE
	Year Ended 9/30/2016	Year Ended 9/30/2015	Year Ended 9/30/2016	Year Ended 9/30/2015
OPERATIONS:
Net investment income (loss)	$(51,450)	$(62,414)	$33,034	$78,150
Net realized gain (loss) on:
Investments, from unaffiliated issuers	628,623	1,278,012	187,060	1,364,322
Investments, from affiliated issuers	112,227	8,468	(19,253)	(107,549)
Foreign currency related transactions	–	–	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	69,027	(824,223)	481,001	(1,696,969)
Investments, from affiliated issuers	(107,530)	(47,458)	(22,061)	(201,469)
Foreign currency related transactions	–	–	–	–
Net increase (decrease) in net assets resulting from operations	650,897	352,385	659,781	(563,515)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	(16,855)	(56,887)
Advisor Shares	–	–	(6,131)	–
Institutional Shares	–	–	(8,894)	(15,736)
Net realized gains on investment transactions:
Investor Shares	(558,234)	(525,174)	(633,415)	(856,469)
Advisor Shares	(60,916)	–	(132,262)	–
Institutional Shares	(615,647)	(429,114)	(185,540)	(163,097)
Total distributions paid to shareholders	(1,234,797)	(954,288)	(983,097)	(1,092,189)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(172,619)	(75,706)	(2,012,842)	(2,832,587)
Total decrease in net assets	(756,519)	(677,609)	(2,336,158)	(4,488,291)
Net assets, beginning of period	8,823,808	9,501,417	6,519,760	11,008,051
Net assets, end of period	$8,067,289	$8,823,808	$4,183,602	$6,519,760
Accumulated undistributed net investment income (loss)	$(36,664)	$(48,099)	$29,675	$30,984

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	79

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SMALL CAP		VALUE
	Year Ended 9/30/2016	Year Ended 9/30/2015	Year Ended 9/30/2016	Year Ended 9/30/2015
OPERATIONS:
Net investment income (loss)	$(10,961)	$(13,975)	$7,541	$11,433
Net realized gain (loss) on:
Investments, from unaffiliated issuers	12,003	190,485	(33,155)	144,073
Investments, from affiliated issuers	–	(5,281)	(4,698)	(11,716)
Foreign currency related transactions	–	–	(59)	(109)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	172,409	(55,269)	213,568	(241,201)
Investments, from affiliated issuers	–	3,813	13,519	(32,727)
Foreign currency related transactions	–	–	1	(16)
Net increase (decrease) in net assets resulting from operations	173,451	119,773	196,717	(130,263)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	(1,731)	(9,207)
Advisor Shares			(5,135)	–
Institutional Shares	–	–	(1,725)	(3,246)
Net realized gains on investment transactions:
Investor Shares	(81,079)	–	(30,415)	(74,612)
Advisor Shares			(44,468)	–
Institutional Shares	(36,970)	–	(14,645)	(19,962)
Total distributions paid to shareholders	(118,049)	–	(98,119)	(107,027)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(26,140)	(326,206)	(279,682)	(250,633)
Total increase (decrease) in net assets	29,262	(206,433)	(181,084)	(487,923)
Net assets, beginning of period	1,253,260	1,459,693	988,697	1,476,620
Net assets, end of period	$1,282,522	$1,253,260	$807,613	$988,697
Accumulated undistributed net investment income (loss)	$(7,965)	$(10,074)	$4,781	$7,097

The accompanying notes are an integral part of the financial statements.

80	Artisan Partners Funds

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ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees^	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
9/30/2016	$8.39	0.02	2.10	2.12	—	—	—	—	$10.51
9/30/2015(5)	$10.00	— (6)	(1.61)	(1.61)	—	—	—	—	$8.39
Advisor Shares
9/30/2016	$8.39	0.03	2.12	2.15	—	—	—	—	$10.54
9/30/2015(5)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	—	$8.39
Institutional Shares
9/30/2016	$8.39	0.04	2.13	2.17	—	—	—	—	$10.56
9/30/2015(5)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	—	$8.39
EMERGING MARKETS FUND
Investor Shares(7)
9/30/2016*	$9.90	0.19	2.66	2.85	—	—	—	—	$12.75
9/30/2015	$12.54	0.02	(2.56)	(2.54)	(0.10)	—	(0.10)	—	$9.90
9/30/2014	$12.32	0.08	0.20	0.28	(0.06)	—	(0.06)	—	$12.54
9/30/2013	$12.76	0.10	(0.38)	(0.28)	(0.16)	—	(0.16)	—	$12.32
9/30/2012	$11.38	0.10	1.38	1.48	(0.07)	(0.03)	(0.10)	—	$12.76
Institutional Shares
9/30/2016*	$9.83	0.03	2.79	2.82	—	—	—	—	$12.65
9/30/2015	$12.52	0.02	(2.53)	(2.51)	(0.18)	—	(0.18)	—	$9.83
9/30/2014	$12.32	0.12	0.20	0.32	(0.12)	—	(0.12)	—	$12.52
9/30/2013	$12.75	0.14	(0.37)	(0.23)	(0.20)	—	(0.20)	—	$12.32
9/30/2012	$11.37	0.15	1.36	1.51	(0.10)	(0.03)	(0.13)	—	$12.75
GLOBAL EQUITY FUND
Investor Shares
9/30/2016	$15.73	(0.01)	1.17	1.16	—	(0.35)	(0.35)	—	$16.54
9/30/2015	$16.18	(0.03)	0.07	0.04	—	(0.49)	(0.49)	—	$15.73
9/30/2014	$15.72	(0.02)	1.23	1.21	—	(0.75)	(0.75)	—	$16.18
9/30/2013	$13.05	(0.01)	3.23	3.22	(0.03)	(0.52)	(0.55)	—	$15.72
9/30/2012	$9.83	0.05	3.38	3.43	(0.03)	(0.18)	(0.21)	—	$13.05
Institutional Shares
9/30/2016(8)	$16.44	0.06	0.43	0.49	—	(0.35)	(0.35)	—	$16.58

Footnotes are presented on Page 93.

The accompanying notes are an integral part of the financial statements.

82	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
9/30/2016	25.27%	$266,122	1.50%	1.52%	0.25%	47.59%
9/30/2015(5)	(16.10)%	$20,642	1.50%	2.23%	(0.20)%	9.00%
Advisor Shares
9/30/2016	25.63%	$340,831	1.25%	n/a	0.28%	47.59%
9/30/2015(5)	(16.10)%	$58,196	1.40%	1.96%	(0.37)%	9.00%
Institutional Shares
9/30/2016	25.86%	$277,691	1.15%	n/a	0.44%	47.59%
9/30/2015(5)	(16.10)%	$39,993	1.40%	2.03%	(0.44)%	9.00%
EMERGING MARKETS FUND
Investor Shares(7)
9/30/2016*	28.79%	$30,135	0.94%	1.85%	1.68%	45.79%
9/30/2015	(20.44)%	$22,842	1.50%	1.79%	0.16%	28.03%
9/30/2014	2.29%	$67,065	1.50%	1.51%	0.64%	32.26%
9/30/2013	(2.25)%	$199,920	1.48%	n/a	0.76%	35.89%
9/30/2012	13.10%	$292,420	1.48%	n/a	0.85%	38.19%
Institutional Shares
9/30/2016*	28.69%	$6,555	1.26%	1.79%	0.29%	45.79%
9/30/2015	(20.43)%	$27,961	1.36%	n/a	0.16%	28.03%
9/30/2014	2.65%	$338,286	1.19%	n/a	0.96%	32.26%
9/30/2013	(1.91)%	$462,471	1.18%	n/a	1.15%	35.89%
9/30/2012	13.47%	$494,836	1.16%	n/a	1.25%	38.19%
GLOBAL EQUITY FUND
Investor Shares
9/30/2016	7.40%	$145,817	1.37%	n/a	(0.09)%	96.23%
9/30/2015	0.20%	$296,380	1.37%	n/a	(0.19)%	78.44%
9/30/2014	7.94%	$236,270	1.46%	n/a	(0.14)%	89.24%
9/30/2013	25.51%	$156,091	1.50%	1.77%	(0.08)%	126.40%
9/30/2012	35.43%	$15,538	1.50%	3.05%	0.43%	98.03%
Institutional Shares
9/30/2016(8)	3.01%	$111,757	1.11%	n/a	0.37%	96.23%

Footnotes are presented on Page 93.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	83

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees^	Net Asset Value, End of Period
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2016	$18.35	(0.06)	3.59	3.53	(0.02)	(0.12)	(0.14)	—	$21.74
9/30/2015	$18.92	0.01	(0.09)	(0.08)	(0.06)	(0.43)	(0.49)	—	$18.35
9/30/2014	$17.29	0.01	1.62	1.63	—	—	—	—	$18.92
9/30/2013	$14.27	(0.05)	3.07	3.02	—	—	—	—	$17.29
9/30/2012	$10.90	(0.06)	3.54	3.48	—	(0.11)	(0.11)	—	$14.27
Advisor Shares
9/30/2016	$18.37	(0.03)	3.58	3.55	(0.04)	(0.12)	(0.16)	—	$21.76
9/30/2015(9)	$19.16	0.02	(0.81)	(0.79)	—	—	—	—	$18.37
Institutional Shares
9/30/2016	$18.46	(0.01)	3.61	3.60	(0.05)	(0.12)	(0.17)	—	$21.89
9/30/2015	$19.04	0.07	(0.11)	(0.04)	(0.11)	(0.43)	(0.54)	—	$18.46
9/30/2014	$17.35	0.07	1.62	1.69	—	—	—	—	$19.04
9/30/2013	$14.29	(0.01)	3.07	3.06	—	—	—	—	$17.35
9/30/2012	$10.88	0.01	3.51	3.52	—	(0.11)	(0.11)	—	$14.29
GLOBAL SMALL CAP FUND
Investor Shares
9/30/2016	$10.63	(0.01)	(0.42)	(0.43)	—	—	—	—	$10.20
9/30/2015	$11.07	(0.04)	(0.24)	(0.28)	(0.02)	(0.14)	(0.16)	—	$10.63
9/30/2014	$10.61	0.01	0.48	0.49	(0.01)	(0.02)	(0.03)	—	$11.07
9/30/2013(10)	$10.00	0.01	0.60	0.61	—	—	—	—	$10.61
GLOBAL VALUE FUND
Investor Shares
9/30/2016	$14.47	0.10	1.58	1.68	(0.05)	(0.80)	(0.85)	—	$15.30
9/30/2015	$15.63	0.07	(0.71)	(0.64)	(0.08)	(0.44)	(0.52)	—	$14.47
9/30/2014	$14.44	0.09	1.45	1.54	(0.09)	(0.26)	(0.35)	—	$15.63
9/30/2013	$11.58	0.06	2.89	2.95	(0.06)	(0.03)	(0.09)	—	$14.44
9/30/2012	$9.28	0.05	2.42	2.47	—	(0.17)	(0.17)	—	$11.58
Advisor Shares
9/30/2016	$14.48	0.13	1.57	1.70	(0.10)	(0.80)	(0.90)	—	$15.28
9/30/2015(9)	$15.60	0.05	(1.17)	(1.12)	—	—	—	—	$14.48
Institutional Shares
9/30/2016	$14.50	0.14	1.59	1.73	(0.11)	(0.80)	(0.91)	—	$15.32
9/30/2015	$15.67	0.11	(0.73)	(0.62)	(0.11)	(0.44)	(0.55)	—	$14.50
9/30/2014	$14.46	0.13	1.45	1.58	(0.11)	(0.26)	(0.37)	—	$15.67
9/30/2013	$11.58	0.07	2.91	2.98	(0.07)	(0.03)	(0.10)	—	$14.46
9/30/2012(11)	$10.75	0.01	0.82	0.83	—	—	—	—	$11.58

Footnotes are presented on Page 93.

The accompanying notes are an integral part of the financial statements.

84	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2016	19.29%	$781,877	1.17%	n/a	(0.33)%	34.62%
9/30/2015	(0.46)%	$669,846	1.19%	n/a	0.07%	55.53%
9/30/2014	9.43%	$724,237	1.20%	n/a	0.07%	45.14%
9/30/2013	21.16%	$542,242	1.28%	n/a	(0.29)%	41.76%
9/30/2012	32.37%	$228,090	1.34%	n/a	(0.46)%	43.30%
Advisor Shares
9/30/2016	19.37%	$193,230	1.08%	n/a	(0.16)%	34.62%
9/30/2015(9)	(4.12)%	$54,172	1.10%	1.46%	0.24%	55.53%
Institutional Shares
9/30/2016	19.60%	$862,330	0.92%	n/a	(0.07)%	34.62%
9/30/2015	(0.23)%	$631,904	0.95%	n/a	0.36%	55.53%
9/30/2014	9.74%	$435,471	0.97%	n/a	0.35%	45.14%
9/30/2013	21.41%	$211,907	1.03%	n/a	(0.05)%	41.76%
9/30/2012	32.68%	$84,183	1.08%	n/a	0.07%	43.30%
GLOBAL SMALL CAP FUND
Investor Shares
9/30/2016	(4.05)%	$77,295	1.47%	1.57%	(0.08)%	87.35%
9/30/2015	(2.56)%	$130,095	1.50%	1.53%	(0.36)%	89.66%
9/30/2014	4.62%	$166,112	1.50%	1.55%	0.09%	72.15%
9/30/2013(10)	6.10%	$39,578	1.50%	2.51%	0.37%	9.98%
GLOBAL VALUE FUND
Investor Shares
9/30/2016	11.86%	$748,254	1.26%	n/a	0.70%	20.52%
9/30/2015	(4.32)%	$826,965	1.28%	n/a	0.46%	19.41%
9/30/2014	10.75%	$1,308,060	1.30%	n/a	0.59%	25.41%
9/30/2013	25.68%	$783,265	1.37%	n/a	0.45%	30.79%
9/30/2012	26.90%	$217,057	1.50%	1.51%	0.50%	22.34%
Advisor Shares
9/30/2016	12.00%	$403,036	1.14%	n/a	0.88%	20.52%
9/30/2015(9)	(7.18)%	$185,741	1.20%	1.23%	0.70%	19.41%
Institutional Shares
9/30/2016	12.18%	$917,977	1.03%	n/a	0.97%	20.52%
9/30/2015	(4.16)%	$512,600	1.03%	n/a	0.73%	19.41%
9/30/2014	11.05%	$559,120	1.04%	n/a	0.82%	25.41%
9/30/2013	25.98%	$361,556	1.10%	n/a	0.54%	30.79%
9/30/2012(11)	7.72%	$48,849	1.50%	2.43%	0.32%	22.34%

Footnotes are presented on Page 93.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	85

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees^	Net Asset Value, End of Period
HIGH INCOME FUND
Investor Shares
9/30/2016	$9.49	0.63	0.40	1.03	(0.63)	(0.04)	(0.67)	—	$9.85
9/30/2015	$9.97	0.61	(0.44)	0.17	(0.61)	(0.04)	(0.65)	—	$9.49
9/30/2014(12)	$10.00	0.27	(0.07)	0.20	(0.24)	—	(0.24)	0.01	$9.97
Advisor Shares
9/30/2016	$9.49	0.64	0.41	1.05	(0.65)	(0.04)	(0.69)	—	$9.85
9/30/2015	$9.97	0.63	(0.44)	0.19	(0.63)	(0.04)	(0.67)	—	$9.49
9/30/2014(12)	$10.00	0.28	(0.08)	0.20	(0.24)	—	(0.24)	0.01	$9.97
INTERNATIONAL FUND
Investor Shares
9/30/2016	$26.97	0.27	1.19	1.46	(0.13)	—	(0.13)	—	$28.30
9/30/2015	$30.04	0.17	(3.01)	(2.84)	(0.23)	—	(0.23)	—	$26.97
9/30/2014	$28.66	0.26	1.41	1.67	(0.29)	—	(0.29)	—	$30.04
9/30/2013	$23.54	0.31	5.08	5.39	(0.27)	—	(0.27)	—	$28.66
9/30/2012	$18.37	0.28	5.17	5.45	(0.28)	—	(0.28)	—	$23.54
Advisor Shares
9/30/2016	$27.00	0.34	1.17	1.51	(0.20)	—	(0.20)	—	$28.31
9/30/2015(9)	$31.25	0.07	(4.32)	(4.25)	—	—	—	—	$27.00
Institutional Shares
9/30/2016	$27.19	0.36	1.17	1.53	(0.21)	—	(0.21)	—	$28.51
9/30/2015	$30.27	0.21	(3.00)	(2.79)	(0.29)	—	(0.29)	—	$27.19
9/30/2014	$28.86	0.32	1.43	1.75	(0.34)	—	(0.34)	—	$30.27
9/30/2013	$23.70	0.38	5.10	5.48	(0.32)	—	(0.32)	—	$28.86
9/30/2012	$18.50	0.33	5.21	5.54	(0.34)	—	(0.34)	—	$23.70
INTERNATIONAL SMALL CAP FUND
Investor Shares
9/30/2016	$23.37	(0.02)	0.63	0.61	(0.03)	(0.78)	(0.81)	—	$23.17
9/30/2015	$24.30	0.03	0.42	0.45	—	(1.38)	(1.38)	—	$23.37
9/30/2014	$26.39	(0.01)	(0.35)	(0.36)	(0.12)	(1.61)	(1.73)	—	$24.30
9/30/2013	$20.75	0.05	5.82	5.87	(0.23)	—	(0.23)	—	$26.39
9/30/2012	$16.44	0.24	4.14	4.38	(0.07)	—	(0.07)	—	$20.75
Institutional Shares
9/30/2016(13)	$22.54	0.04	0.60	0.64	—	—	—	—	$23.18
Footnotes are presented on Page 93.

The accompanying notes are an integral part of the financial statements.

86	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
HIGH INCOME FUND
Investor Shares
9/30/2016	11.40%	$544,969	1.03%	n/a	6.66%	69.41%
9/30/2015	1.73%	$424,685	1.09%	n/a	6.20%	91.33%
9/30/2014(12)	2.08%	$278,360	1.11%	n/a	5.01%	56.46%
Advisor Shares
9/30/2016	11.61%	$1,244,032	0.84%	n/a	6.81%	69.41%
9/30/2015	1.88%	$489,374	0.93%	n/a	6.38%	91.33%
9/30/2014(12)	2.12%	$227,631	0.99%	n/a	5.20%	56.46%
INTERNATIONAL FUND
Investor Shares
9/30/2016	5.39%	$7,930,361	1.19%	n/a	0.98%	64.65%
9/30/2015	(9.55)%	$10,156,292	1.17%	n/a	0.54%	45.02%
9/30/2014	5.85%	$13,607,488	1.17%	n/a	0.85%	46.49%
9/30/2013	23.11%	$9,829,540	1.20%	n/a	1.21%	42.00%
9/30/2012	30.05%	$6,877,615	1.19%	n/a	1.32%	55.39%
Advisor Shares
9/30/2016	5.58%	$2,782,189	1.01%	n/a	1.23%	64.65%
9/30/2015(9)	(13.60)%	$2,465,135	1.07%	1.07%	0.47%	45.02%
Institutional Shares
9/30/2016	5.64%	$5,272,925	0.95%	n/a	1.27%	64.65%
9/30/2015	(9.34)%	$4,973,656	0.95%	n/a	0.70%	45.02%
9/30/2014	6.10%	$3,926,338	0.95%	n/a	1.05%	46.49%
9/30/2013	23.35%	$3,591,684	0.97%	n/a	1.43%	42.00%
9/30/2012	30.37%	$2,772,675	0.98%	n/a	1.52%	55.39%
INTERNATIONAL SMALL CAP FUND
Investor Shares
9/30/2016	2.50%	$585,000	1.51%	n/a	(0.07)%	69.82%
9/30/2015	2.02%	$961,035	1.52%	n/a	0.13%	43.84%
9/30/2014	(1.66)%	$1,090,091	1.50%	n/a	(0.05)%	57.94%
9/30/2013	28.50%	$996,150	1.51%	n/a	0.19%	59.47%
9/30/2012	26.77%	$716,049	1.50%	n/a	1.27%	42.01%
Institutional Shares
9/30/2016(13)	2.84%	$209,536	1.37%	n/a	0.41%	69.82%

Footnotes are presented on Page 93.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	87

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees^	Net Asset Value, End of Period
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2016	$32.62	0.32	2.57	2.89	(0.28)	(1.68)	(1.96)	—	$33.55
9/30/2015	$36.56	0.21	(1.79)	(1.58)	(0.55)	(1.81)	(2.36)	—	$32.62
9/30/2014	$37.01	0.32	2.01	2.33	(0.63)	(2.15)	(2.78)	—	$36.56
9/30/2013	$28.72	0.28	8.44	8.72	(0.29)	(0.14)	(0.43)	—	$37.01
9/30/2012	$23.44	0.29	5.07	5.36	(0.01)	(0.07)	(0.08)	—	$28.72
Advisor Shares
9/30/2016	$32.66	0.39	2.54	2.93	(0.34)	(1.68)	(2.02)	—	$33.57
9/30/2015(9)	$35.54	0.15	(3.03)	(2.88)	—	—	—	—	$32.66
Institutional Shares
9/30/2016	$32.77	0.40	2.57	2.97	(0.35)	(1.68)	(2.03)	—	$33.71
9/30/2015	$36.71	0.30	(1.81)	(1.51)	(0.62)	(1.81)	(2.43)	—	$32.77
9/30/2014	$37.12	0.41	2.00	2.41	(0.67)	(2.15)	(2.82)	—	$36.71
9/30/2013	$28.80	0.34	8.46	8.80	(0.34)	(0.14)	(0.48)	—	$37.12
9/30/2012	$23.47	0.34	5.09	5.43	(0.03)	(0.07)	(0.10)	—	$28.80
MID CAP FUND
Investor Shares
9/30/2016	$44.42	(0.30)	3.78	3.48	—	(6.56)	(6.56)	—	$41.34
9/30/2015	$47.67	(0.36)	1.99	1.63	—	(4.88)	(4.88)	—	$44.42
9/30/2014	$48.69	(0.36)	3.14	2.78	—	(3.80)	(3.80)	—	$47.67
9/30/2013	$38.80	(0.26)	11.97	11.71	—	(1.82)	(1.82)	—	$48.69
9/30/2012	$31.14	(0.28)	7.94	7.66	—	—	—	—	$38.80
Advisor Shares
9/30/2016	$44.46	(0.24)	3.77	3.53	—	(6.56)	(6.56)	—	$41.43
9/30/2015(9)	$46.88	(0.17)	(2.25)	(2.42)	—	—	—	—	$44.46
Institutional Shares
9/30/2016	$46.92	(0.22)	4.01	3.79	—	(6.56)	(6.56)	—	$44.15
9/30/2015	$49.98	(0.26)	2.08	1.82	—	(4.88)	(4.88)	—	$46.92
9/30/2014	$50.75	(0.24)	3.27	3.03	—	(3.80)	(3.80)	—	$49.98
9/30/2013	$40.27	(0.17)	12.47	12.30	—	(1.82)	(1.82)	—	$50.75
9/30/2012	$32.23	(0.20)	8.24	8.04	—	—	—	—	$40.27

Footnotes are presented on Page 93.

The accompanying notes are an integral part of the financial statements.

88	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2016	9.02%	$5,500,119	1.18%	n/a	0.98%	17.79%
9/30/2015	(4.67)%	$5,229,869	1.17%	n/a	0.60%	23.74%
9/30/2014	6.50%	$8,953,691	1.16%	n/a	0.86%	20.45%
9/30/2013	30.71%	$8,158,057	1.16%	n/a	0.85%	32.99%
9/30/2012	22.94%	$5,081,735	1.17%	n/a	1.08%	20.42%
Advisor Shares
9/30/2016	9.17%	$3,537,587	1.02%	n/a	1.21%	17.79%
9/30/2015(9)	(8.10)%	$2,782,652	1.06%	1.07%	0.87%	23.74%
Institutional Shares
9/30/2016	9.27%	$3,038,159	0.96%	n/a	1.26%	17.79%
9/30/2015	(4.44)%	$2,606,468	0.96%	n/a	0.86%	23.74%
9/30/2014	6.73%	$2,456,145	0.96%	n/a	1.09%	20.45%
9/30/2013	30.92%	$2,292,085	0.97%	n/a	1.03%	32.99%
9/30/2012	23.19%	$1,557,500	0.98%	n/a	1.29%	20.42%
MID CAP FUND
Investor Shares
9/30/2016	8.08%	$3,232,399	1.18%	n/a	(0.75)%	40.35%
9/30/2015	3.20%	$3,909,986	1.19%	n/a	(0.76)%	51.39%
9/30/2014	6.04%	$5,220,973	1.20%	n/a	(0.74)%	55.19%
9/30/2013	31.53%	$5,525,387	1.22%	n/a	(0.64)%	43.72%
9/30/2012	24.63%	$5,115,836	1.22%	n/a	(0.78)%	46.21%
Advisor Shares
9/30/2016	8.19%	$445,648	1.05%	n/a	(0.62)%	40.35%
9/30/2015(9)	(5.16)%	$431,658	1.10%	1.12%	(0.73)%	51.39%
Institutional Shares
9/30/2016	8.33%	$4,389,242	0.95%	n/a	(0.52)%	40.35%
9/30/2015	3.45%	$4,482,164	0.95%	n/a	(0.53)%	51.39%
9/30/2014	6.30%	$4,280,444	0.95%	n/a	(0.49)%	55.19%
9/30/2013	31.89%	$3,551,382	0.96%	n/a	(0.39)%	43.72%
9/30/2012	24.95%	$1,602,109	0.97%	n/a	(0.51)%	46.21%

Footnotes are presented on Page 93.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees^	Net Asset Value, End of Period
MID CAP VALUE FUND
Investor Shares
9/30/2016	$22.22	0.12	2.70	2.82	(0.09)	(3.54)	(3.63)	—	$21.41
9/30/2015	$27.00	0.20	(2.21)	(2.01)	(0.17)	(2.60)	(2.77)	—	$22.22
9/30/2014	$26.34	0.12	1.74	1.86	(0.11)	(1.09)	(1.20)	—	$27.00
9/30/2013	$21.12	0.15	6.22	6.37	(0.12)	(1.03)	(1.15)	—	$26.34
9/30/2012	$18.88	0.14	3.72	3.86	(0.13)	(1.49)	(1.62)	—	$21.12
Advisor Shares
9/30/2016	$22.23	0.14	2.70	2.84	(0.16)	(3.54)	(3.70)	—	$21.37
9/30/2015(9)	$25.12	0.12	(3.01)	(2.89)	—	—	—	—	$22.23
Institutional Shares
9/30/2016	$22.25	0.16	2.70	2.86	(0.17)	(3.54)	(3.71)	—	$21.40
9/30/2015	$27.05	0.26	(2.22)	(1.96)	(0.24)	(2.60)	(2.84)	—	$22.25
9/30/2014	$26.38	0.20	1.73	1.93	(0.17)	(1.09)	(1.26)	—	$27.05
9/30/2013	$21.15	0.21	6.23	6.44	(0.18)	(1.03)	(1.21)	—	$26.38
9/30/2012(14)	$20.93	0.21	0.01	0.22	—	—	—	—	$21.15
SMALL CAP FUND
Investor Shares
9/30/2016	$28.55	(0.27)	4.36	4.09	—	(2.71)	(2.71)	—	$29.93
9/30/2015	$26.76	(0.30)	2.09	1.79	—	—	—	—	$28.55
9/30/2014	$27.65	(0.31)	(0.58)	(0.89)	—	—	—	—	$26.76
9/30/2013	$20.90	(0.20)	6.95	6.75	—	—	—	—	$27.65
9/30/2012	$16.01	(0.15)	5.04	4.89	—	—	—	—	$20.90
Institutional Shares
9/30/2016	$28.72	(0.20)	4.38	4.18	—	(2.71)	(2.71)	—	$30.19
9/30/2015	$26.85	(0.24)	2.11	1.87	—	—	—	—	$28.72
9/30/2014	$27.70	(0.25)	(0.60)	(0.85)	—	—	—	—	$26.85
9/30/2013	$20.89	(0.17)	6.98	6.81	—	—	—	—	$27.70
9/30/2012(15)	$19.62	(0.18)	1.45	1.27	—	—	—	—	$20.89

Footnotes are presented on Page 93.

The accompanying notes are an integral part of the financial statements.

90	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP VALUE FUND
Investor Shares
9/30/2016	14.10%	$2,416,461	1.16%	1.16%	0.59%	26.62%
9/30/2015	(8.45)%	$4,345,131	1.19%	n/a	0.81%	31.18%
9/30/2014	7.18%	$9,305,582	1.19%	n/a	0.46%	25.67%
9/30/2013	31.64%	$9,429,674	1.20%	n/a	0.65%	25.73%
9/30/2012	21.35%	$7,753,814	1.20%	n/a	0.67%	27.86%
Advisor Shares
9/30/2016	14.22%	$1,025,855	1.05%	1.06%	0.70%	26.62%
9/30/2015(9)	(11.50)%	$938,389	1.09%	1.11%	1.00%	31.18%
Institutional Shares
9/30/2016	14.29%	$741,286	0.95%	0.95%	0.81%	26.62%
9/30/2015	(8.25)%	$1,236,240	0.96%	n/a	1.03%	31.18%
9/30/2014	7.44%	$1,702,469	0.95%	n/a	0.72%	25.67%
9/30/2013	31.97%	$1,366,366	0.98%	n/a	0.86%	25.73%
9/30/2012(14)	1.05%	$275,727	1.01%	n/a	1.04%	27.86%
SMALL CAP FUND
Investor Shares
9/30/2016	15.27%	$764,298	1.25%	n/a	(1.00)%	27.00%
9/30/2015	6.69%	$863,536	1.23%	n/a	(1.01)%	45.31%
9/30/2014	(3.22)%	$1,231,921	1.21%	n/a	(1.09)%	38.67%
9/30/2013	32.30%	$1,330,188	1.25%	n/a	(0.88)%	42.43%
9/30/2012	30.54%	$676,139	1.28%	n/a	(0.77)%	69.56%
Institutional Shares
9/30/2016	15.51%	$518,224	1.01%	n/a	(0.76)%	27.00%
9/30/2015	6.96%	$389,724	1.02%	n/a	(0.79)%	45.31%
9/30/2014	(3.07)%	$227,772	1.00%	n/a	(0.88)%	38.67%
9/30/2013	32.60%	$224,770	1.06%	n/a	(0.74)%	42.43%
9/30/2012(15)	6.47%	$50,754	1.42%	n/a	(0.93)%	69.56%

Footnotes are presented on Page 93.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees^	Net Asset Value, End of Period
VALUE FUND
Investor Shares
9/30/2016	$11.56	0.09	2.61	2.70	(0.06)	(1.10)	(1.16)	—	$13.10
9/30/2015	$14.14	0.11	(1.66)	(1.55)	(0.11)	(0.92)	(1.03)	—	$11.56
9/30/2014	$13.38	0.15	1.35	1.50	(0.09)	(0.65)	(0.74)	—	$14.14
9/30/2013	$11.32	0.12	2.02	2.14	(0.08)	—	(0.08)	—	$13.38
9/30/2012	$9.11	0.08	2.21	2.29	(0.08)	—	(0.08)	—	$11.32
Advisor Shares
9/30/2016	$11.57	0.10	2.61	2.71	(0.13)	(1.10)	(1.23)	—	$13.05
9/30/2015(9)	$13.41	0.07	(1.91)	(1.84)	—	—	—	—	$11.57
Institutional Shares
9/30/2016	$11.60	0.11	2.61	2.72	(0.13)	(1.10)	(1.23)	—	$13.09
9/30/2015	$14.19	0.14	(1.66)	(1.52)	(0.15)	(0.92)	(1.07)	—	$11.60
9/30/2014	$13.42	0.18	1.35	1.53	(0.11)	(0.65)	(0.76)	—	$14.19
9/30/2013	$11.35	0.15	2.03	2.18	(0.11)	—	(0.11)	—	$13.42
9/30/2012	$9.12	0.11	2.21	2.32	(0.09)	—	(0.09)	—	$11.35

Footnotes are presented on Page 93.

The accompanying notes are an integral part of the financial statements.

92	Artisan Partners Funds

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Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
VALUE FUND
Investor Shares
9/30/2016	24.64%	$457,969	0.96%	n/a	0.75%	52.05%
9/30/2015	(11.90)%	$341,852	1.00%	n/a	0.78%	74.07%
9/30/2014	11.52%	$1,172,529	0.98%	n/a	1.06%	53.36%
9/30/2013	18.97%	$1,164,460	1.04%	n/a	0.94%	57.90%
9/30/2012	25.42%	$677,753	1.06%	n/a	0.74%	66.13%
Advisor Shares
9/30/2016	24.73%	$251,643	0.84%	n/a	0.89%	52.05%
9/30/2015(9)	(13.72)%	$466,702	0.86%	n/a	1.12%	74.07%
Institutional Shares
9/30/2016	24.78%	$98,001	0.77%	n/a	0.95%	52.05%
9/30/2015	(11.69)%	$180,143	0.75%	n/a	1.07%	74.07%
9/30/2014	11.77%	$304,091	0.74%	n/a	1.31%	53.36%
9/30/2013	19.43%	$249,170	0.76%	n/a	1.21%	57.90%
9/30/2012	25.64%	$157,727	0.79%	n/a	1.02%	66.13%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.
(6)	Amount is between $0.005 and $(0.005) per share.
(7)	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(8)	For the period from commencement of operations (October 15, 2015) through September 30, 2016.
(9)	For the period from commencement of operations (April 1, 2015) through September 30, 2015.
(10)	For the period from commencement of operations (June 25, 2013) through September 30, 2013.
(11)	For the period from commencement of operations (July 17, 2012) through September 30, 2012.
(12)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.
(13)	For the period from commencement of operations (April 12, 2016) through September 30, 2016.
(14)	For the period from commencement of operations (February 1, 2012) through September 30, 2012.
(15)	For the period from commencement of operations (May 7, 2012) through September 30, 2012.
^	Unless otherwise indicated, amount rounds to less than $0.01 per share, if applicable.
*	Refer to note 16 to the financial statements for discussion of prior period custodian out-of-pocket expenses that the custodian has offered to reimburse and the impact of these reimbursements on the September 30, 2016 Net Investment Income, Total Return, Ratio of Expenses to Average Net Assets, Ratio of Expenses to Average Net Assets Excluding Waivers and Ratio of Net Investment Income to Average Net Assets.

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements – September 30, 2016

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Artisan Partners Funds is a series company comprised of fourteen open-end, diversified mutual funds which follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund” or “Developing World”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)	June 2, 2008	N/A	June 26, 2006
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)	March 29, 2010	N/A	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Small Cap Fund (“Global Small Cap Fund” or “Global Small Cap”)	June 25, 2013	N/A	N/A
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund” or “High Income”)	March 19, 2014	March 19, 2014	N/A
Artisan International Fund (“International Fund” or “International”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)	December 21, 2001	N/A	April 12, 2016
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)	March 28, 1995	N/A	May 7, 2012
Artisan Value Fund (“Value Fund” or “Value”)	March 27, 2006	April 1, 2015	July 26, 2011

The investment objective of each Fund (except Developing World Fund and High Income Fund) is to seek maximum long-term capital growth. Developing World Fund’s investment objective is to seek long-term capital appreciation. High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, as applicable, since the inception dates listed above. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of financial advisors, clients of sponsored fee-based programs and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans as well as institutional and other investors who are able to meet the high minimum investment requirements.

94	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which may result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund generally may have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)	Valuation – The net asset value (“NAV”) of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining each Fund’s NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available, were valued by the Fund’s valuation committee at a fair value determined in good faith

Artisan Partners Funds	95

NOTES TO FINANCIAL STATEMENTS

under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund may therefore have used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities, the Funds may have used adjustment factors provided by a third party research service when there were subsequent events or expected or unexpected market closures. The third party research service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities or assets and the differences may have been material to the NAV of the applicable Fund.

(b)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2013 through 2016) and have concluded that, as of September 30, 2016, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and each state’s department of revenue.

As of and during the year ended September 30, 2016, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2016, the Funds did not incur any interest or penalties.

The Funds may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or

96	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(c)	Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(d)	Restricted securities – The Funds may invest in securities that are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in each Fund’s Schedule of Investments footnotes.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through U.S. dollar denominated depositary receipts and participation certificates). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and recorded in the Statements of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

As of September 30, 2016, Global Opportunities Fund, Global Value Fund and International Value Fund had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and

Artisan Partners Funds	97

NOTES TO FINANCIAL STATEMENTS

foreign withholding taxes accrued on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determines are creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at repurchase price plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and, in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Repurchase agreements shown on the Schedules of Investments are presented at gross value. At September 30, 2016, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details of the collateral are included within the Schedules of Investments.

(g)	Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)	Equity-linked securities – Developing World Fund, Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund and Value Fund may invest in equity-linked securities. Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked securities and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(i)	Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)	Indemnifications – In the normal course of business, the Funds may enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of September 30, 2016, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(k)

When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take

98	Artisan Partners Funds

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place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will hold liquid investments in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(l)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Prior to February 1, 2016, Developing World Fund, Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, High Income Fund, International Fund, International Small Cap Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Effective, February 1, 2016, the board of directors of the Funds approved eliminating the redemption fee for all Funds except High Income Fund. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(m)	Unfunded Commitments – Pursuant to the terms of certain term loan agreements, High Income Fund is obligated to fund term loan commitments at the borrower’s discretion. High Income Fund reserves against such contingent obligations by segregating cash and/or other liquid assets. During the period, High Income Fund had unfunded loan commitments; however, as of September 30, 2016 there were no such obligations requiring segregation in connection with unfunded commitments.

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NOTES TO FINANCIAL STATEMENTS

(3)	Risks:

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the values of debt securities fall in response to increases in interest rates. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably. Given the current historically low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

100	Artisan Partners Funds

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An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade by the major rating agencies, or may be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Because there is typically limited public information available regarding loan investments, High Income Fund is particularly dependent on the analytical abilities of the Adviser. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. It is unclear whether the protections of the securities laws against fraud and misrepresentation extend to certain loans and other forms of direct indebtedness.

See the Funds’ prospectus and statement of additional information regarding the risks of investing in shares of the Funds.

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NOTES TO FINANCIAL STATEMENTS

(4)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or whose value the Fund adjusted as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques and fair value leveling applied to the Funds’ major classes of assets are as follows:

Bank Loans & Corporate Bonds – Evaluated prices obtained from pricing vendors may use various observable and unobservable inputs, including, but not limited to, recent trading activity, broker-dealers quotations, pricing formulas, estimates of market values obtained from yield data relating to investments with similar characteristics and/or discounted cash flow models that might be applicable. When the approved pricing vendors do not provide an evaluated price, or the provided price is determined by the valuation committee to not represent a fair value, securities may be valued using quotes from dealers that make markets in the securities or pricing models as approved by the valuation committee, or the valuation committee will determine a fair value in accordance with the Funds’ fair value procedures. Bank loans and corporate bonds are generally categorized as Level 2 of the fair value hierarchy unless key inputs are unobservable, in which case they would be categorized as Level 3.

Equity Securities – Exchange-traded equity securities are valued using the closing price on the principal exchange in which the security trades. Absent a current closing price, the

102	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

securities are valued using the closing price from another exchange on which the security is traded or the most recent bid quotation on the principal exchange. If the valuation committee determines the resulting price does not represent a fair value, the valuation committee will determine a fair value based on the information available.

Foreign equity securities prices may be adjusted for significant events such as company-specific news, regional events or significant market movement subsequent to the close of the local exchange on which the security is traded. The Funds utilize a third party research service to assist in determining fair values of foreign equity securities. Equity securities valued at a current day closing price or bid quotation are generally categorized as Level 1 of the fair value hierarchy. Foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Equity securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Equity-Linked Securities – Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security. Equity-linked securities are generally categorized as Level 2.

Other Instruments – Foreign currency forward contracts are valued based upon forward currency exchange rates as of the close of regular session trading on the NYSE. Repurchase agreements are valued at cost plus accrued interest. Foreign currency forward contracts and repurchase agreements are generally categorized as Level 2.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of September 30, 2016 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Developing World
Common Stocks(1)
Developed Markets	$132,827	$105,790	$-	$238,617
Emerging Asia	82,861	256,901	-	339,762
Europe, Middle East & Africa	8,945	82,569	-	91,514
Latin America	140,206	-	-	140,206
Equity-Linked Securities(1)
Europe, Middle East & Africa	-	3,638	-	3,638
Repurchase Agreement	-	71,649	-	71,649
Total Investments	$364,839	$520,547	$-	$885,386

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NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs		Total
Emerging Markets
Common Stocks(1)
Developed Markets	$-	$1,631	$-		$1,631
Emerging Asia	2,493	15,853	-	(3)	18,346
Europe, Middle East & Africa	203	5,633	-		5,836
Latin America	6,129	-	-		6,129
Preferred Stocks(1)
Emerging Asia	-	2,421	-		2,421
Europe, Middle East & Africa	-	911	-		911
Latin America	992	-	-		992
Repurchase Agreement	-	618	-		618
Total Investments	$9,817	$27,067	$-		$36,884
Global Equity
Common Stocks(1)
Americas	$165,689	$-	$-		$165,689
Emerging Markets	3,455	11,821	-		15,276
Europe	5,505	45,867	-		51,372
Pacific Basin	-	20,554	-		20,554
Repurchase Agreement	-	2,408	-		2,408
Total Investments	$174,649	$80,650	$-		$255,299
Global Opportunities
Common Stocks(1)
Americas	$1,004,806	$-	$-		$1,004,806
Emerging Markets	35,246	121,955	-		157,201
Europe	18,178	277,432	-		295,610
Pacific Basin	-	257,765	-		257,765
Repurchase Agreement	-	118,529	-		118,529
Total Investments	1,058,230	775,681	-		1,833,911
Foreign Currency Forward Contracts(2)	-	(94)	-		(94)
Total	$1,058,230	$775,587	$-		$1,833,817
Global Small Cap
Common Stocks(1)
Americas	$12,480	$-	$-		$12,480
Emerging Markets	-	4,929	-		4,929
Europe	3,105	51,168	-		54,273
Pacific Basin	-	2,791	-		2,791
Repurchase Agreement	-	2,231	-		2,231
Total Investments	$15,585	$61,119	$-		$76,704

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs		Total
Global Value
Common Stocks(1)
Americas	$1,023,015	$-	$-		$1,023,015
Emerging Markets	125,802	113,054	-		238,856
Europe	-	572,780	-		572,780
Pacific Basin	-	5,048	-		5,048
Repurchase Agreement	-	232,609	-		232,609
Total Investments	1,148,817	923,491	-		2,072,308
Foreign Currency Forward Contracts(2)	-	426	-		426
Total	$1,148,817	$923,917	$-		$2,072,734
High Income
Corporate Bonds(1)	$-	$1,266,855	$-	(4)	$1,266,855
Bank Loans(1)	-	383,596	-		383,596
Convertible Debentures(1)	-	5,106	-		5,106
Repurchase Agreement	-	183,716	-		183,716
Total Investments	$-	$1,839,273	$-		$1,839,273
International
Common Stocks(1)
Americas	$3,892,372	$-	$-		$3,892,372
Emerging Markets	479,387	618,677	-		1,098,064
Europe	175,879	7,308,704	-		7,484,583
Pacific Basin	-	2,653,214	-		2,653,214
Equity-Linked Securities(1)
Europe	-	296,918	-		296,918
Preferred Stocks(1)
Europe	-	283,343	-		283,343
Repurchase Agreement	-	142,619	-		142,619
Total Investments	$4,547,638	$11,303,475	$-		$15,851,113
International Small Cap
Common Stocks(1)
Americas	$19,843	$-	$-		$19,843
Emerging Markets	-	39,400	-		39,400
Europe	25,972	617,131	-		643,103
Pacific Basin	-	69,744	-		69,744
Repurchase Agreement	-	12,429	-		12,429
Total Investments	$45,815	$738,704	$-		$784,519

Artisan Partners Funds	105

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
International Value
Common Stocks(1)
Americas	$1,799,666	$-	$-	$1,799,666
Emerging Markets	837,125	846,169	-	1,683,294
Europe	115,830	6,334,310	-	6,450,140
Pacific Basin	-	606,773	-	606,773
Preferred Stocks(1)
Emerging Markets	-	49,611	-	49,611
Repurchase Agreement	-	1,471,590	-	1,471,590
Total Investments	2,752,621	9,308,453	-	12,061,074
Foreign Currency Forward Contracts(2)	-	3,108	-	3,108
Total	$2,752,621	$9,311,561	$-	$12,064,182
Mid Cap
Common Stocks(1)	$7,708,151	$-	$-	$7,708,151
Repurchase Agreement	-	430,262	-	430,262
Total Investments	$7,708,151	$430,262	$-	$8,138,413
Mid Cap Value
Common Stocks(1)	$3,909,140	$-	$-	$3,909,140
Repurchase Agreement	-	287,530	-	287,530
Total Investments	$3,909,140	$287,530	$-	$4,196,670
Small Cap
Common Stocks(1)	$1,199,870	$-	$-	$1,199,870
Repurchase Agreement	-	82,971	-	82,971
Total Investments	$1,199,870	$82,971	$-	$1,282,841
Value
Common Stocks(1)	$691,808	$24,881	$-	$716,689
Preferred Stocks(1)	-	47,883	-	47,883
Repurchase Agreement	-	39,180	-	39,180
Total Investments	$691,808	$111,944	$-	$803,752

(1) See the Fund’s Schedule of Investments for sector or country classifications.

(2) Foreign currency forward contracts are valued at unrealized appreciation (depreciation).

(3) Common stock, valued at $0.

(4) Corporate bond escrow, valued at $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At September 30, 2016 and September 30, 2015, the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, or were adjusted due to developments that occurred between the time of the close of foreign

106	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

markets on which they trade and the close of regular session trading on the NYSE, which resulted in their Level 2 classification. There were no transfers from Level 1 to Level 2 or Level 2 to Level 1 during the period. During the period, one security held in High Income Fund was transferred from Level 2 to Level 3 due to lack of observable inputs and was fair valued in good faith by the valuation committee.

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at September 30, 2016	Valuation Technique(s)	Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Fund
Common Stock	$-	Discounts for illiquidity and uncertainty	Last quote in inactive market less 100% discount	N/A
High Income Fund
Corporate Bond escrow	-	Discounts for uncertainty of collectability	Last quote in inactive market less 100% discount	N/A

As of September 30, 2016, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Fund	High Income Fund
Balance as of September 30, 2015	$74	$-
Transfers into Level 3	-	-	*
Net change in unrealized appreciation (depreciation)	53	-
Purchases	-	-
Sales	-	-
Realized Gain/Loss	(127)	-
Transfers out of Level 3	-	-

Balance as of September 30, 2016	$-	$-

Net change in unrealized appreciation (depreciation) for investments held as of September 30, 2016	$(73)	$-

* Amount transferred into Level 3 at $0.

(5)	Offsetting:

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

Artisan Partners Funds	107

NOTES TO FINANCIAL STATEMENTS

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands):

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
Global Value	State Street Bank and Trust Company	$453	$(27)	$-	$426
International Value	State Street Bank and Trust Company	3,738	(630)	-	3,108

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Global Opportunities	State Street Bank and Trust Company	$94	$-	$-	$94
Global Value	State Street Bank and Trust Company	27	(27)	-	-
International Value	State Street Bank and Trust Company	630	(630)	-	-

(6)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. For Investor Shares or Advisor Shares of the Funds, some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage (as of September 30, 2016 up to 0.40% annually for Investor Shares and 0.15% annually for Advisor Shares) of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred during the period was paid by the Adviser. Institutional Shares of the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the year ended September 30, 2016 (in thousands):

	Year Ended 9/30/2016
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Developing World Fund - Investor Shares	$59	$315	$374
Artisan Developing World Fund - Advisor Shares	57	130	187
Artisan Developing World Fund - Institutional Shares	14	-	14
Artisan Emerging Markets Fund - Investor Shares	62	59	121
Artisan Emerging Markets Fund - Institutional Shares	20	-	20
Artisan Global Equity Fund - Investor Shares	70	434	504
Artisan Global Equity Fund - Institutional Shares	15	-	15
Artisan Global Opportunities Fund - Investor Shares	82	1,550	1,632
Artisan Global Opportunities Fund - Advisor Shares	60	91	151
Artisan Global Opportunities Fund - Institutional Shares	21	-	21
Artisan Global Small Cap Fund - Investor Shares	68	255	323
Artisan Global Value Fund - Investor Shares	88	1,608	1,696
Artisan Global Value Fund - Advisor Shares	62	248	310
Artisan Global Value Fund - Institutional Shares	23	-	23
Artisan High Income Fund - Investor Shares	67	1,146	1,213
Artisan High Income Fund - Advisor Shares	68	624	692
Artisan International Fund - Investor Shares	407	20,300	20,707
Artisan International Fund - Advisor Shares	295	1,505	1,800
Artisan International Fund - Institutional Shares	31	-	31
Artisan International Small Cap Fund - Investor Shares	88	1,589	1,677
Artisan International Small Cap Fund - Institutional Shares	8	-	8
Artisan International Value Fund - Investor Shares	115	10,757	10,872
Artisan International Value Fund - Advisor Shares	222	1,645	1,867
Artisan International Value Fund - Institutional Shares	25	-	25
Artisan Mid Cap Fund - Investor Shares	128	7,730	7,858
Artisan Mid Cap Fund - Advisor Shares	63	245	308
Artisan Mid Cap Fund - Institutional Shares	33	-	33
Artisan Mid Cap Value Fund - Investor Shares	196	6,467	6,663
Artisan Mid Cap Value Fund - Advisor Shares	69	635	704
Artisan Mid Cap Value Fund - Institutional Shares	23	-	23
Artisan Small Cap Fund - Investor Shares	106	1,593	1,699
Artisan Small Cap Fund - Institutional Shares	21	-	21
Artisan Value Fund - Investor Shares	79	631	710
Artisan Value Fund - Advisor Shares	63	266	329
Artisan Value Fund - Institutional Shares	20	-	20

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS

(7)	Commission recapture:

Each Fund except High Income Fund has the ability to direct transactions in equity securities to various brokers that have agreed to rebate a portion of the commissions generated. During the period, such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations for the year ended September 30, 2016 as follows (in thousands):

Developing World	$-	(1)
Emerging Markets	3
Global Equity	-	(1)
Global Opportunities	19
Global Small Cap	-	(1)
Global Value	7
International	85
International Small Cap	1
International Value	52
Mid Cap	120
Mid Cap Value	219
Small Cap	9
Value	45

(1)Amount rounds to less than $1.

(8)	Derivative Transactions:

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of September 30, 2016 was as follows (in thousands):

Fund	Risk Exposure Category	Statement of Assets and Liabilities location	Value
Global Opportunities	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(94)
Global Value	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$453
	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(27)
International Value	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$3,738
	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(630)

The effect of derivative instruments on the Statements of Operations for the year ended September 30, 2016 was as follows (in thousands):

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Global Opportunities	Foreign currency forward contracts	Net realized loss on foreign currency related transactions	$(8,486)
Global Value	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$217
International Value	Foreign currency forward contracts	Net realized loss on foreign currency related transactions	$(42,178)

110	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Change in Unrealized Appreciation on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Global Opportunities	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$1,366
Global Value	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$426
International Value	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$12,375

Volume of derivative activity

Fund	Contracts Closed(1)	Contracts Opened(1)	Contracts Open at September 30, 2016
Global Opportunities	3	3	1
Global Value	3	6	3
International Value	4	7	4

(1)	During the year ended September 30, 2016.

(9)	Related Party Transactions:

(a)	Investment Advisory Agreement - The Adviser, with which the officers and a director of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the year ended September 30, 2016. In exchange for those services, each Fund pays a monthly management fee to the Adviser as follows:

Developing World Fund and Emerging Markets Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

Global Equity Fund and Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

Artisan Partners Funds	111

NOTES TO FINANCIAL STATEMENTS

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

Global Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.000%

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.250%

International Value Fund, Mid Cap Fund, Mid Cap Value Fund, and Small Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

112	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(b)	Expense Waivers and Reimbursements - The Adviser has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. This contract continues through January 31, 2018, at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the year ended September 30, 2016 (dollar values in thousands):

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Artisan Developing World Fund - Investor Shares	1.50%	$34
Artisan Developing World Fund - Advisor Shares	1.40%	-
Artisan Developing World Fund - Institutional Shares	1.40%	-
Artisan Emerging Markets Fund - Investor Shares	1.50%	229
Artisan Emerging Markets Fund - Institutional Shares	1.50%	71
Artisan Global Equity Fund - Investor Shares	1.50%	-
Artisan Global Equity Fund - Institutional Shares	1.50%	-
Artisan Global Opportunities Fund - Advisor Shares	1.10%	-
Artisan Global Small Cap Fund - Investor Shares	1.50%	107
Artisan Global Value Fund - Advisor Shares	1.20%	-
Artisan High Income Fund - Investor Shares	1.25%	-
Artisan High Income Fund - Advisor Shares	1.25%	-
Artisan International Fund - Advisor Shares	1.07%	-
Artisan International Value Fund - Advisor Shares	1.06%	-
Artisan Mid Cap Fund - Advisor Shares	1.10%	-
Artisan Mid Cap Value Fund - Advisor Shares	1.09%	-
Artisan Value Fund - Advisor Shares	0.88%	-

The Adviser voluntarily waived its management fee in aggregate the amount of $175,000, allocated equally among Artisan Small Cap Value Fund prior to the Reorganization (defined in Note 15) and Artisan Mid Cap Value Fund after the Reorganization. See Note 15 for additional information. The Funds had no material receivables from or payable to the Adviser as of September 30, 2016.

(c)

Officers and Directors – The officers and directors of the Funds who are affiliated with the Adviser receive no compensation from the Funds. The compensation paid to directors of the Funds who are not affiliated persons of the Adviser for their services as such is based on an annual fee of $260,000, payable quarterly, subject to an additional increase of $10,000 upon commencement of operations of any new series of Artisan Partners Funds and a decrease of $10,000 for any terminated series of Artisan Partners Funds. Effective July 1, 2016, the amount of the annual retainer decreased by $10,000 from $270,000 to $260,000, due to the merger of Artisan Small Cap Value Fund with and into Artisan Mid Cap Value Fund. In addition, the independent chair of the board of directors receives an additional $60,000 annually, payable quarterly, the

Artisan Partners Funds	113

NOTES TO FINANCIAL STATEMENTS

independent chair of the audit committee receives an additional $45,000 annually, payable quarterly and the independent chair of the education committee (effective February 9, 2016) and the independent chair of the governance and nominating committee each receives an additional $30,000 annually, payable quarterly. If more than seven in-person meetings or four telephonic meetings are held in a calendar year, the board will pay each director an additional meeting attendance fee of $5,000 for each such in-person meeting and $1,000 for each such telephonic meeting. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds. These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)	Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(10)	Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of financial institutions, including State Street Bank and Trust Company (“SSB”), as lenders and SSB as administrative agent, that expires in June 2017. Under the line of credit, each Fund can borrow an amount that shall not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund is a party; provided that the aggregate borrowings by all the Funds may not exceed $150 million. The Funds paid a commitment fee at the annual rate of 0.180% (0.125% prior to June 15, 2016) on the unused portion of the line of credit and interest was charged on any borrowings at the higher of (i) the current overnight Federal Funds rate (but, in any event, not less than 0.00%) plus 1.25% or (ii) the one month LIBOR rate (but, in any event, not less than 0.00%) plus 1.25%. The Funds also paid an agent’s fee to SSB, an up-front fee to the lenders and the Funds’ and SSB’s legal expenses in connection with the line of credit, each as incurred. The fees are allocated to each Fund based on net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the year ended September 30, 2016, there were no

114	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

borrowings under the line of credit for any of the Funds, except for Emerging Markets Fund, Global Small Cap Fund and International Small Cap Fund, which had maximum borrowings of approximately $1,750,000, $14,250,000 and $8,100,000, respectively. Fees and interest expense, if any, related to the line of credit are included in other operating expenses in the Statement of Operations.

(11)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the year ended September 30, 2016 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$808,040	$228,585
Emerging Markets	17,208	36,483
Global Equity	267,282	317,406
Global Opportunities	702,278	500,397
Global Small Cap	92,800	129,549
Global Value	594,793	318,471
High Income	1,547,339	845,432
International	10,588,373	12,536,642
International Small Cap	590,162	714,432
International Value	2,229,148	1,731,167
Mid Cap	3,193,705	4,397,918
Mid Cap Value	1,270,352	4,259,489
Small Cap	307,903	443,031
Value	442,497	821,427

(12)	Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the year ended September 30, 2016 (dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the year ended September 30, 2016.

		As of 9/30/2015			Net Realized Gain (Loss)		As of 9/30/2016
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income@	Share Balance	Value
Global Equity
	Ginko International Co., Ltd.§	791,000	$701	$2,314	$(1,318)	$137	627,000	$6,233
	ISS AS^†	-	3,767	391	23	97	94,642	3,938
	Wirecard AG^†	98,055	380	928	(44)	12	84,238	4,375
	Total#		$4,848	$3,633	$(1,339)	$246		$-

Artisan Partners Funds	115

NOTES TO FINANCIAL STATEMENTS

		As of 9/30/2015			Net Realized Gain (Loss)		As of 9/30/2016
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income@	Share Balance	Value
Global Opportunities
	IHS, Inc., Class A§	581,487	$9,370	$2,105	$4,352	$-	-	$-
	Stanley Electric Co., Ltd.^	686,400	9,680	412	44	305	1,121,046	30,154
	Total#		$19,050	$2,517	$4,396	$305		$-
Global Small Cap
	Ginko International Co., Ltd.§	444,000	$309	$1,330	$(891)	$76	339,000	$3,370
	Total#		$309	$1,330	$(891)	$76		$-
Global Value
	Arch Capital Group Ltd.^	824,053	$16,556	$3,592	$819	$-	1,002,497	$79,458
	ISS AS^	1,159,246	9,358	4,709	363	1,154	1,277,328	53,142
	Joy Global, Inc.§	603,577	1,578	19,153	(5,307)	19	-	-
	Total#		$27,492	$27,454	$(4,125)	$1,173		$-
International
	ISS AS^†	-	$75,664	$1,458	$(67)	$1,017	1,911,145	$79,512
	Wirecard AG†	657,781	261,499	11,625	(2,010)	862	6,298,195	327,136
	Zodiac Aerospace§†	12,663,986	57,986	23,461	(12,316)	5,127	13,973,789	340,242
	Total#		$395,149	$36,544	$(14,393)	$7,006		$327,136
International Small Cap
	Comet Holding AG§	40,085	$-	$3,067	$(320)	$453	36,167	$33,058
	Ginko International Co., Ltd.§	4,043,000	-	5,121	(3,553)	773	3,545,000	35,243
	Wirecard AG^†	1,621,708	-	19,743	16,120	182	1,214,571	63,086
	Total#		$-	$27,931	$12,247	$1,408		$-
International Value
	Aker Solutions ASA§	17,389,284	$6,314	$30,671	$(62,839)	$-	11,545,697	$54,162
	Arch Capital Group Ltd.	6,225,338	36,389	19,517	3,341	-	6,462,064	512,183
	ISS AS^	8,567,470	20,985	21,441	2,331	8,383	8,569,394	356,525
	Panalpina Welttransport Holding AG	1,988,088	34,148	2,362	(1,220)	6,690	2,261,132	315,402
	Stanley Electric Co., Ltd.	9,306,804	6,763	8,545	282	2,654	9,167,804	246,594
	Vesuvius plc	23,945,533	22,951	-	-	6,176	28,706,714	130,704
	Total#		$127,550	$82,536	$(58,105)	$23,903		$1,204,883
Mid Cap
	IHS, Inc., Class A§	3,101,243	$-	$75,687	$111,985	$-	-	$-
	Total#		$-	$75,687	$111,985	$-		$-
Mid Cap Value
	Air Lease Corp.^†	-	$172,879	$43,295	$(5,189)	$746	4,555,135	$130,186
	Arch Capital Group Ltd.^	2,442,126	-	91,486	66,507	-	1,168,292	92,599
	Joy Global, Inc.§	4,199,074	2,181	98,978	(80,571)	94	-	-
	Total#		$175,060	$233,759	$(19,253)	$840		$-

116	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

		As of 9/30/2015			Net Realized Gain (Loss)		As of 9/30/2016
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income@	Share Balance	Value
Value
	Air Lease Corp.^†	-	$27,745	$1,200	$30	$119	1,007,764	$28,802
	Arch Capital Group Ltd.§	361,651	-	24,576	16,403	-	-	-
	Joy Global, Inc.§	1,677,990	612	36,451	(21,131)	38	-	-
	Total#		$28,357	$62,227	$(4,698)	$157		$-

@	Net of foreign taxes withheld, if any.
#	Total value as of September 30, 2016 is presented for only those issuers that were affiliates as of September 30, 2016.
§	Issuer was no longer an affiliate as of September 30, 2016.
^	Issuer was no longer an affiliate as of September 30, 2016. For the year ended September 30, 2015, the Funds identified a company as an affiliate for the purpose of this report if one or more Fund owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities.
†	Issuer was not an affiliate as of September 30, 2015.

(13)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of September 30, 2016 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Developing World	$770,638	$124,216	$(9,468)	$114,748
Emerging Markets	36,310	8,969	(8,395)	574
Global Equity	222,943	36,600	(4,244)	32,356
Global Opportunities	1,401,288	442,735	(10,112)	432,623
Global Small Cap	71,883	8,026	(3,205)	4,821
Global Value	1,900,520	303,354	(131,566)	171,788
High Income	1,804,590	76,131	(41,448)	34,683
International	14,016,368	2,034,174	(199,429)	1,834,745
International Small Cap	635,315	172,261	(23,057)	149,204
International Value	10,534,686	2,537,529	(1,011,141)	1,526,388
Mid Cap	6,124,718	2,030,493	(16,798)	2,013,695
Mid Cap Value	3,155,646	1,097,536	(56,512)	1,041,024
Small Cap	783,275	501,908	(2,342)	499,566
Value	673,776	143,692	(13,716)	129,976

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

Artisan Partners Funds	117

NOTES TO FINANCIAL STATEMENTS

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the year ended September 30, 2016 and the year ended September 30, 2015 were as follows (in thousands):

	Year Ended 9/30/2016		Year or Period Ended 9/30/2015
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends		Long-Term Capital Gain Distributions
Developing World	$-	$-	$-	(1)	$-	(1)
Emerging Markets	-	-	3,476		-
Global Equity	5,313	1,549	5,271		1,962
Global Opportunities	2,530	8,827	4,684		26,461
Global Small Cap	-	-	1,155		1,195
Global Value	10,008	80,358	44,958		16,540
High Income	92,447	213	44,032		-
International	103,903	-	140,063		-
International Small Cap	1,554	31,526	249		59,110
International Value	100,391	540,475	303,204		442,441
Mid Cap	-	1,234,797	-		954,288
Mid Cap Value	31,880	951,217	163,488		928,701
Small Cap	-	118,049	-		-
Value	8,634	89,485	38,081		68,946

(1)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for Global Opportunities Fund and Mid Cap Fund of approximately $9,534,000 and $31,368,000, respectively, were included in net realized gain on investments in the Statements of Operations for the year ended September 30, 2016, and were not recognized for Federal income tax purposes. These net realized gains represented permanent book/tax differences and were reclassified to “Fund shares issued and outstanding” on the accompanying Statements of Assets and Liabilities.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, Section 988 currency gains and losses, PFIC gains and losses, and utilization of earnings and profits distributed to shareholders on redemption of shares. These reclassifications have no impact on the net asset values of the Funds.

118	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2016. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2016.

Additional tax information as of and for the year ended September 30, 2016 follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)(1)
Developing World	$5,144	$-	$-	$-	$(1,496)
Emerging Markets	335	-	-	-	(10)
Global Equity	186	-	15,762	-	(12)
Global Opportunities	-	2,928	-	8,062	(115)
Global Small Cap	-	-	-	288	(4)
Global Value	25,478	33,377	-	-	(53)
High Income	2,679	-	-	-	(1,608)
International	187,214	-	-	-	(2,838)
International Small Cap	-	13,080	-	350	(109)
International Value	133,491	240,580	-	-	(3,012)
Mid Cap	-	468,063	-	36,574	(90)
Mid Cap Value	29,750	67,617	-	-	(223)
Small Cap	-	4,959	-	7,951	(13)
Value	4,792	-	26,493	-	(425)

(1)	Other deferred gains and losses relate to (a) gains or losses on transactions that occurred subsequent to year end that affected the distributable earnings at September 30, 2016 such as wash sales, (b) unrealized gains and losses on open foreign currency contracts and (c) other items.

As of September 30, 2016, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unlimited – ST	Unlimited – LT
Emerging Markets	$6,324	$130,671	(1)
Global Equity	2,336	-
Global Small Cap	19,613	5,782
International	523,998	-

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,815, pursuant to IRC Section 382-383. Developing World Fund utilized previous year capital loss carryover of $954.

Artisan Partners Funds	119

NOTES TO FINANCIAL STATEMENTS

(14)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Year Ended 9/30/2016		Period Ended(1) 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	25,510,958	$235,668	2,482,172	$24,067
Advisor Shares	27,577,662	257,536	7,039,240	63,619
Institutional Shares	23,398,700	207,318	4,770,304	42,512
Cost of shares redeemed(2)
Investor Shares	(2,654,618)	(25,741)	(21,206)	(187)
Advisor Shares	(2,177,959)	(20,029)	(100,866)	42,512
Institutional Shares	(1,857,381)	(17,762)	(4,330)	(41)
Net increase from fund share transactions
Investor Shares	22,856,340	209,927	2,460,966	23,880
Advisor Shares	25,399,703	237,507	6,938,374	62,753
Institutional Shares	21,541,319	189,556	4,765,974	42,471
Redemption Fee(7)
Investor Shares	-	3	-	-
Advisor Shares	-	11	-	1
Institutional Shares	-	8	-	1

	EMERGING MARKETS
	Year Ended 9/30/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	556,699	$6,394	725,726	$8,420
Institutional Shares	442,477	4,804	192,586	2,260
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-	26,044	323
Institutional Shares	-	-	246,662	3,036
Cost of shares redeemed(2)
Investor Shares	(501,250)	(5,560)	(3,793,631)	(46,053)
Institutional Shares	(2,770,213)	(26,660)	(24,604,592)	(299,356)
Net increase from fund share transactions
Investor Shares	55,449	834	(3,041,861)	(37,310)
Institutional Shares	(2,327,736)	(21,856)	(24,165,344)	(294,060)
Redemption Fee(7)
Investor Shares	-	- (3)	-	1
Institutional Shares	-	- (3)	-	1

Footnotes are presented on Page 126.

120	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	GLOBAL EQUITY
	Year Ended 9/30/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,634,815	$57,870	5,990,024	$103,286
Institutional Shares(4)	7,405,905	121,004
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	279,484	4,536	426,772	6,888
Institutional Shares(4)	125,405	2,035
Cost of shares redeemed(2)
Investor Shares	(13,938,823)	(220,239)	(2,177,979)	(36,225)
Institutional Shares(4)	(792,296)	(12,721)
Net increase from fund share transactions
Investor Shares	(10,024,524)	(157,833)	4,238,817	73,949
Institutional Shares(4)	6,739,014	110,318
Redemption Fee(7)
Investor Shares	-	15	-	15
Institutional Shares(8)	-	3

	GLOBAL OPPORTUNITIES
	Year Ended 9/30/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	11,034,782	$216,158	11,483,092	$222,023
Advisor Shares(5)	8,125,784	153,704	3,060,198	60,686
Institutional Shares	8,347,726	165,431	15,093,830	291,773
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	234,399	4,660	870,398	16,233
Advisor Shares(5)	19,955	397	-	-
Institutional Shares	261,065	5,213	663,613	12,423
Cost of shares redeemed(2)
Investor Shares	(11,806,409)	(222,635)	(14,131,841)	(268,712)
Advisor Shares(5)	(2,215,682)	(41,703)	(111,184)	(2,080)
Institutional Shares	(3,442,200)	(68,806)	(4,405,311)	(85,275)
Net increase from fund share transactions
Investor Shares	(537,228)	(1,817)	(1,778,351)	(30,456)
Advisor Shares(5)	5,930,057	112,398	2,949,014	58,606
Institutional Shares	5,166,591	101,838	11,352,132	218,921
Redemption Fee(7)
Investor Shares	-	18	-	47
Advisor Shares(5)	-	2	-	1
Institutional Shares	-	17	-	37

Footnotes are presented on Page 126.

Artisan Partners Funds	121

NOTES TO FINANCIAL STATEMENTS

	GLOBAL SMALL CAP
	Year Ended 9/30/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,049,706	$21,185	3,486,318	$39,736
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-	207,315	2,258
Cost of shares redeemed(2)
Investor Shares	(6,701,817)	(68,229)	(6,469,894)	(70,159)
Net increase from fund share transactions
Investor Shares	(4,652,111)	(47,044)	(2,776,261)	(28,165)
Redemption Fee(7)
Investor Shares	-	1	-	23

	GLOBAL VALUE
	Year Ended 9/30/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	16,731,457	$240,631	13,065,129	$203,547
Advisor Shares(5)	19,177,721	270,051	15,119,397	239,218
Institutional Shares	30,026,308	435,264	6,841,958	107,154
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,899,237	42,416	2,495,215	38,676
Advisor Shares(5)	898,964	13,116	-	-
Institutional Shares	1,850,984	27,061	1,142,541	17,709
Cost of shares redeemed(2)
Investor Shares	(27,881,197)	(398,314)	(42,080,729)	(660,169)
Advisor Shares(5)	(6,524,720)	(93,401)	(2,288,054)	(35,332)
Institutional Shares	(7,289,587)	(106,438)	(8,334,147)	(127,347)
Net increase from fund share transactions
Investor Shares	(8,250,503)	(115,267)	(26,520,385)	(417,946)
Advisor Shares(5)	13,551,965	189,766	12,831,343	203,886
Institutional Shares	24,587,705	355,887	(349,648)	(2,484)
Redemption Fee(7)
Investor Shares	-	11	-	22
Advisor Shares(5)	-	3	-	1
Institutional Shares	-	7	-	10

Footnotes are presented on Page 126.

122	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	HIGH INCOME
	Year Ended 9/30/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	49,101,971	$455,138	36,305,325	$357,528
Advisor Shares	92,250,798	860,209	34,913,905	340,359
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,331,270	31,441	2,462,806	24,265
Advisor Shares	4,836,987	45,817	1,718,353	16,903
Cost of shares redeemed(2)
Investor Shares	(41,889,746)	(389,022)	(21,933,691)	(214,101)
Advisor Shares	(22,406,478)	(209,555)	(7,881,274)	(77,616)
Net increase from fund share transactions
Investor Shares	10,543,495	97,557	16,834,440	167,692
Advisor Shares	74,681,307	696,471	28,750,984	279,646
Redemption Fee
Investor Shares	-	48	-	55
Advisor Shares	-	75	-	37

	INTERNATIONAL
	Year Ended 9/30/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	51,661,914	$1,434,057	147,055,771	$4,507,517
Advisor Shares(5)	47,637,297	1,305,844	96,826,212	2,962,302
Institutional Shares	33,419,767	935,902	77,326,034	2,444,786
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,401,879	41,103	2,544,638	77,510
Advisor Shares(5)	345,252	10,112	-	-
Institutional Shares	993,447	29,297	1,100,365	33,727
Cost of shares redeemed(2)
Investor Shares	(149,318,292)	(4,137,577)	(226,093,060)	(6,957,199)
Advisor Shares(5)	(40,977,617)	(1,140,807)	(5,539,992)	(161,570)
Institutional Shares	(32,404,078)	(910,981)	(25,232,697)	(764,161)
Net increase from fund share transactions
Investor Shares	(96,254,499)	(2,662,417)	(76,492,651)	(2,372,172)
Advisor Shares(5)	7,004,932	175,149	91,286,220	2,800,732
Institutional Shares	2,009,136	54,218	53,193,702	1,714,352
Redemption Fee(7)
Investor Shares	-	207	-	632
Advisor Shares(5)	-	56	-	48
Institutional Shares	-	110	-	221

Footnotes are presented on Page 126.

Artisan Partners Funds	123

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL SMALL CAP
	Year Ended 9/30/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	5,051,377	$115,977	9,139,826	$216,914
Institutional Shares(6)	9,341,916	214,450
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,255,016	30,070	2,307,280	52,352
Cost of shares redeemed(2)
Investor Shares	(22,185,163)	(508,625)	(15,184,996)	(358,411)
Institutional Shares(6)	(303,651)	(6,936)
Net increase from fund share transactions
Investor Shares	(15,878,770)	(362,578)	(3,737,890)	(89,145)
Institutional Shares(6)	9,038,265	207,514
Redemption Fee(7)
Investor Shares	-	8	-	100

	INTERNATIONAL VALUE
	Year Ended 9/30/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	47,088,149	$1,500,660	31,255,164	$1,094,030
Advisor Shares(5)	35,011,493	1,121,238	88,342,651	3,201,754
Institutional Shares	17,411,794	545,932	13,743,888	488,598
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	8,459,988	275,965	12,755,664	439,815
Advisor Shares(5)	3,361,638	109,589	-	-
Institutional Shares	4,580,121	149,816	4,718,738	163,127
Cost of shares redeemed(2)
Investor Shares	(51,914,531)	(1,660,103)	(128,639,622)	(4,610,540)
Advisor Shares(5)	(18,209,215)	(584,652)	(3,141,780)	(110,601)
Institutional Shares	(11,395,479)	(372,981)	(5,839,111)	(206,519)
Net increase from fund share transactions
Investor Shares	3,633,606	116,522	(84,628,794)	(3,076,695)
Advisor Shares(5)	20,163,916	646,175	85,200,871	3,091,153
Institutional Shares	10,596,436	322,767	12,623,515	445,206
Redemption Fee(7)
Investor Shares	-	51	-	258
Advisor Shares(5)	-	29	-	17
Institutional Shares	-	26	-	84

Footnotes are presented on Page 126.

124	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	MID CAP
	Year Ended 9/30/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	12,274,626	$483,930	15,426,811	$725,344
Advisor Shares(5)	5,531,740	215,168	10,165,671	477,696
Institutional Shares	20,866,664	865,759	22,831,337	1,139,342
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	13,498,668	548,721	11,374,388	516,511
Advisor Shares(5)	1,454,647	59,204	-	-
Institutional Shares	11,820,328	512,175	7,427,509	355,555
Cost of shares redeemed
Investor Shares	(35,594,332)	(1,405,056)	(48,310,957)	(2,268,772)
Advisor Shares(5)	(5,940,104)	(233,998)	(456,359)	(21,553)
Institutional Shares	(28,782,660)	(1,218,522)	(20,378,837)	(999,829)
Net increase from fund share transactions
Investor Shares	(9,821,038)	(372,405)	(21,509,758)	(1,026,917)
Advisor Shares(5)	1,046,283	40,374	9,709,312	456,143
Institutional Shares	3,904,332	159,412	9,880,009	495,068

	MID CAP VALUE
	Year Ended 9/30/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	21,012,810	$421,158	31,813,156	$793,122
Advisor Shares(5)	31,045,727	624,233	45,158,916	1,089,164
Institutional Shares	9,468,071	192,098	12,667,895	316,894
Net assets of shares issued in connection with reorganization (Note 15)
Investor Shares	7,811,036	158,252	-	-
Advisor Shares	-	-	-	-
Institutional Shares	1,132,957	22,942	-	-
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	30,822,218	608,122	34,608,529	856,326
Advisor Shares(5)	6,940,383	136,656	-	-
Institutional Shares	9,166,146	180,573	6,672,374	165,029
Cost of shares redeemed
Investor Shares	(142,312,936)	(2,880,371)	(215,480,203)	(5,321,117)
Advisor Shares(5)	(32,185,555)	(652,584)	(2,955,122)	(69,518)
Institutional Shares	(40,692,466)	(823,921)	(26,713,793)	(662,487)
Net increase from fund share transactions
Investor Shares	(82,666,872)	(1,692,839)	(149,058,518)	(3,671,669)
Advisor Shares(5)	5,800,555	108,305	42,203,794	1,019,646
Institutional Shares	(20,925,292)	(428,308)	(7,373,524)	(180,564)

Footnotes are presented on Page 126.

Artisan Partners Funds	125

NOTES TO FINANCIAL STATEMENTS

	SMALL CAP
	Year Ended 9/30/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,529,128	$93,275	7,647,814	$224,751
Institutional Shares	6,619,254	176,255	6,778,115	212,353
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,914,671	79,454	-	-
Institutional Shares	975,362	26,764	-	-
Cost of shares redeemed(2)
Investor Shares	(11,148,753)	(294,375)	(23,445,692)	(712,457)
Institutional Shares	(4,000,656)	(107,513)	(1,689,913)	(50,853)
Net increase from fund share transactions
Investor Shares	(4,704,954)	(121,646)	(15,797,878)	(487,706)
Institutional Shares	3,593,960	95,506	5,088,202	161,500

	VALUE
	Year Ended 9/30/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	18,521,071	$226,573	11,665,383	$156,568
Advisor Shares(5)	10,882,442	123,696	42,917,968	586,042
Institutional Shares	1,408,356	15,603	2,476,950	33,068
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,697,247	31,342	6,223,025	82,455
Advisor Shares(5)	4,281,589	49,538	-	-
Institutional Shares	1,334,487	15,480	1,579,906	20,950
Cost of shares redeemed
Investor Shares	(15,821,093)	(185,610)	(71,220,630)	(963,970)
Advisor Shares(5)	(36,227,623)	(430,315)	(2,572,805)	(33,290)
Institutional Shares	(10,788,989)	(125,989)	(9,955,117)	(132,456)
Net increase from fund share transactions
Investor Shares	5,397,225	72,305	(53,332,222)	(724,947)
Advisor Shares(5)	(21,063,592)	(257,081)	40,345,163	552,752
Institutional Shares	(8,046,146)	(94,906)	(5,898,261)	(78,438)

(1)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.
(2)	Net of redemption fees.
(3)	Amount rounds to less than $1.
(4)	For the period from commencement of operations (October 15, 2015) through September 30, 2016.
(5)	For the period from commencement of operations (April 1, 2015) through September 30, 2015.
(6)	For the period from commencement of operations (April 12, 2016) through September 30, 2016.
(7)	Effective, February 1, 2016, the board of directors of the Funds approved eliminating the redemption fee for all Funds except High Income Fund.
(8)	For the period from commencement of operations (October 15, 2015) through January 31, 2016. See footnote (7) above.

126	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(15)	Reorganization:

On February 22, 2016, the board of directors approved a proposal to merge Artisan Small Cap Value Fund (“Small Cap Value Fund”) with and into Mid Cap Value Fund (the “Reorganization”). On May 23, 2016, Mid Cap Value Fund acquired all assets and assumed all liabilities of Small Cap Value Fund, in a tax-free exchange for Federal income tax purposes, pursuant to the Agreement and Plan of Reorganization approved by the board of directors (the “Merger Agreement”).

Pursuant to the Merger Agreement, the Adviser paid all costs directly related to the Reorganization other than any transaction costs associated with buying and selling portfolio securities as part of repositioning the Funds’ portfolio, which were borne by the respective Fund incurring such costs. Total transaction costs of approximately $240,000 were incurred by Small Cap Value Fund to reposition the Fund prior to May 23, 2016. Mid Cap Value Fund did not incur any transaction costs in connection with the Reorganization. Additionally, the Adviser voluntarily waived its management fee in the amount of $175,000, allocated equally between Small Cap Value Fund before the Reorganization and Mid Cap Value Fund after the Reorganization.

The value of shares issued by Mid Cap Value Fund is presented in the Statements of Changes in Net Assets. The following table sets forth the number of shares issued by Mid Cap Value Fund, the net assets of Small Cap Value Fund immediately prior to the Reorganization, and the net assets of Mid Cap Value Fund immediately prior to and after the Reorganization (dollar values in thousands):

Share Class	Small Cap Value Fund Shares Outstanding	Small Cap Value Fund Net Assets[1]	Mid Cap Value Fund Shares Issued In Acquisition	Mid Cap Value Fund Net Assets Before Reorganization	Mid Cap Value Fund Net Assets After Reorganization
Investor	14,808,137	$158,252	7,811,036	$2,842,082	$3,000,334
Advisor	n/a	n/a	n/a	$921,530	$921,530
Institutional	2,137,137	$22,942	1,132,957	$887,708	$910,650
Total	16,945,274	$181,194	8,943,993	$4,651,320	$4,832,514

[1]	Includes approximately $29,923 of net unrealized appreciation.

Assuming the Reorganization had been completed on October 1, 2015, the beginning of the period for Mid Cap Value Fund, Mid Cap Value Fund’s pro forma results of operations for the year ended September 30, 2016 would have been as follows (in thousands):

Net investment income	$33,245
Net realized gain and unrealized gain on investments	$655,484
Net increase in net assets from operations	$688,729

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing date of the Reorganization, it is not practicable to separate the amounts of revenue and earnings of Small Cap Value Fund that have been included in Mid Cap Value Fund’s Statement of Operations since May 23, 2016.

Artisan Partners Funds	127

NOTES TO FINANCIAL STATEMENTS

(16)	Custodian Out-of-Pocket Expense Reimbursements:

On May 20, 2016, SSB, the Funds’ custodian, provided each Fund with an offer to reimburse the Fund for certain out-of-pocket expenses it charged the Fund between 1998 and 2015. The incorrect charges were due to inaccurate billing rates used by SSB for certain out-of-pocket expenses that should have been adjusted over time but were not. SSB has estimated, and offered to reimburse, the amount of the difference in what was and what should have been charged, plus interest. The Funds continue to review the information provided by SSB in anticipation of settling the matter. For each Fund, the reimbursement amount offered by SSB is included in “Other Assets” on the Statements of Assets and Liabilities and reduced “Custodian fees” on the Statement of Operations.

Based on the information provided by SSB, the Funds believe the impact of these reimbursements is immaterial for each Fund except Emerging Markets Fund. SSB has proposed to reimburse Emerging Markets Fund approximately $172,000, representing 0.5% of Emerging Markets Fund’s net assets at September 30, 2016.

For Emerging Markets Fund the impact of the reimbursement offered is as follows for the September 30, 2016 Net Investment Income, Total Return, Ratio of Expenses to Average Net Assets, Ratio of Expenses to Average Net Assets Excluding Waivers and Ratio of Net Investment Income to Average Net Assets:

	Impact On Net Investment Income	Impact On Total Return	Impact on Ratio of Expenses to Average Net Assets	Impact On Ratio of Expenses to Average Net Asset Excluding Waivers	Impact On Ratio of Net Investment Income to Average Net Assets
EMERGING MARKETS FUND
Investor Shares	$0.07	0.61%	(0.56)%	(0.56)%	0.56%
Institutional Shares	$0.03	0.61%	(0.24)%	(0.25)%	0.24%

(17)	Subsequent Events:

On November 18, 2016, the board of directors approved a plan of liquidation with respect to Global Small Cap Fund. Under the plan of liquidation, Global Small Cap Fund will redeem all of its outstanding shares and distribute pro rata to its shareholders all remaining assets, after paying, or setting aside the amount to pay, any expenses and liabilities. The liquidation is expected to occur as of the close of business on or about January 20, 2017.

The Funds have evaluated all other subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

128	Artisan Partners Funds

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Artisan Partners Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Artisan Partners Funds, Inc. (comprising, respectively, Artisan Developing World Fund, Artisan Emerging Markets Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Small Cap Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund, and Artisan Value Fund (the “Funds”)) as of September 30, 2016, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian, brokers, and agent banks or by other appropriate auditing procedures where replies from brokers and agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios of Artisan Partners Funds, Inc. at September 30, 2016, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

November 23, 2016

Artisan Partners Funds	129

NOTES TO FINANCIAL STATEMENTS

Other Federal tax information (unaudited):

The Internal Revenue Code requires that shareholders be notified of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investment in the Funds.

Each Fund hereby designates the following amounts as (i) long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares, in thousands), (ii) the amount of ordinary dividends paid during the fiscal year ended September 30, 2016 that are considered qualified dividend income as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, and (iii) the amount of ordinary dividends paid during the fiscal year ended September 30, 2016 that are eligible for the dividends received deduction available to certain corporate shareholders.

Fund	Long-Term Capital Gains	Qualified Dividend Income	Dividends Received Deduction
Developing World	$-	n/a	n/a
Emerging Markets	-	n/a	n/a
Global Equity	1,549	46.15%	14.90%
Global Opportunities	8,867	100.00%	100.00%
Global Small Cap	-	n/a	n/a
Global Value	84,343	100.00%	99.39%
High Income	213	n/a	n/a
International	-	100.00%	1.95%
International Small Cap	43,687	100.00%	0.00%
International Value	556,940	100.00%	2.81%
Mid Cap	1,280,207	n/a	n/a
Mid Cap Value	1,010,836	100.00%	100.00%
Small Cap	118,049	n/a	n/a
Value	89,485	100.00%	100.00%

130	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended September 30, 2016 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Expenses Paid During Period 4/1/2016-9/30/2016(1)	Expense Ratio(2)(3)*
Artisan Developing World Fund
Investor Shares
Actual	$1,000.00	$1,137.40	$8.02	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%
Advisor Shares
Actual	$1,000.00	$1,139.50	$6.69	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Institutional Shares
Actual	$1,000.00	$1,140.40	$6.05	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.70	1.13%

Artisan Partners Funds	131

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Expenses Paid During Period 4/1/2016-9/30/2016(1)	Expense Ratio(2)(3)*
Artisan Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$1,134.30	$2.45	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.33	0.46%
Institutional Shares
Actual	$1,000.00	$1,133.50	$2.03	0.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.92	0.38%
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$1,090.30	$7.00	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.76	1.34%
Institutional Shares
Actual	$1,000.00	$1,091.50	$5.59	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.40	1.07%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,116.60	$6.14	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.86	1.16%
Advisor Shares
Actual	$1,000.00	$1,117.00	$5.72	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.45	1.08%
Institutional Shares
Actual	$1,000.00	$1,118.00	$4.87	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.65	0.92%
Artisan Global Small Cap Fund
Investor Shares
Actual	$1,000.00	$995.10	$7.18	1.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.26	1.44%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,059.60	$6.59	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.46	1.28%
Advisor Shares
Actual	$1,000.00	$1,060.40	$5.98	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.86	1.16%
Institutional Shares
Actual	$1,000.00	$1,060.90	$5.26	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.15	1.02%

132	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Expenses Paid During Period 4/1/2016-9/30/2016(1)	Expense Ratio(2)(3)*
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,110.00	$5.43	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.20	1.03%
Advisor Shares
Actual	$1,000.00	$1,112.30	$4.44	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.24	0.84%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$1,023.90	$6.02	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01	1.19%
Advisor Shares
Actual	$1,000.00	$1,024.60	$5.16	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.15	1.02%
Institutional Shares
Actual	$1,000.00	$1,025.20	$4.76	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.75	0.94%
Artisan International Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,023.00	$7.59	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%
Institutional Shares(4)
Actual	$1,000.00	$1,028.40	$6.44	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.01	$6.41	1.36%
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$1,049.70	$6.10	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01	1.19%
Advisor Shares
Actual	$1,000.00	$1,050.40	$5.28	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.20	1.03%
Institutional Shares
Actual	$1,000.00	$1,050.80	$4.92	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.85	0.96%

Artisan Partners Funds	133

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Expenses Paid During Period 4/1/2016-9/30/2016(1)	Expense Ratio(2)(3)*
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,095.10	$6.18	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.96	1.18%
Advisor Shares
Actual	$1,000.00	$1,095.50	$5.61	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.40	1.07%
Institutional Shares
Actual	$1,000.00	$1,096.30	$4.98	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,075.30	$5.81	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.65	1.12%
Advisor Shares
Actual	$1,000.00	$1,075.50	$5.66	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.50	1.09%
Institutional Shares
Actual	$1,000.00	$1,075.90	$4.88	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.75	0.94%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,191.00	$7.12	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Institutional Shares
Actual	$1,000.00	$1,192.30	$5.54	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.10	1.01%
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,115.80	$5.13	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.15	$4.90	0.97%
Advisor Shares
Actual	$1,000.00	$1,116.30	$4.55	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.34	0.86%
Institutional Shares
Actual	$1,000.00	$1,116.90	$4.08	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$3.89	0.77%

134	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

(1)	Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended September 30, 2016, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(2)	Annualized ratio of expenses to average net assets for the six-month period ended September 30, 2016.
(3)	Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.
(4)	The account value and the expenses paid for International Small Cap Fund – Institutional Shares have been presented for the period from commencement of operations (April 12, 2016) through September 30, 2016. Assuming a six-month period, and the actual account values as of September 30, 2016, and the expenses paid during the period 4/1/2016-9/30/2016 would have been as follows:

	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Expenses Paid During Period 4/1/2016-9/30/2016
Artisan International Small Cap Fund
Institutional Shares
Actual	$1,000.00	$1,028.40	$6.90
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.86

*	Includes the amount that the custodian offered to reimburse the Fund for certain out-of-pocket expenses it incorrectly charged the Funds between 1998 and 2015. See note 16 for additional information.

Artisan Partners Funds	135

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to an investment advisory agreement (the “Advisory Agreement”) between Artisan Partners Funds and Artisan Partners. With respect to each series of Artisan Partners Funds, the Advisory Agreement, after an initial two-year term, may be continued from year to year only so long as the continuation is approved at least annually (a) by the vote of a majority of the directors of Artisan Partners Funds who are not “interested persons” of Artisan Partners Funds or Artisan Partners (the “independent directors”) cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

The directors of Artisan Partners Funds held a meeting on April 27, 2016 (the “April 27 Meeting”), at which they gave preliminary consideration to information bearing on the continuation of the Advisory Agreement with respect to all of the series of Artisan Partners Funds other than Artisan Small Cap Value Fund (the “Funds”) for the period from July 1, 2016 through June 30, 2017. The primary purpose of the April 27 Meeting was to allow the directors ample opportunity to consider matters they deemed relevant in connection with the approval of the Advisory Agreement (in addition to materials they review at meetings throughout the year), and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

At their regular quarterly meeting held on May 10, 2016 (the “May 10 Meeting”), the directors, including the independent directors, considered and unanimously approved the continuation through June 30, 2017 of the Advisory Agreement with respect to all Funds. The independent directors were assisted in their evaluation of the Advisory Agreement and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the contract review meetings. The directors did not consider continuation of the Advisory Agreement with respect to Small Cap Value Fund due to the planned merger of that fund with and into Mid Cap Value Fund, which occurred May 23, 2016.

Prior to the April 27 Meeting, independent counsel to the independent directors sent to Artisan Partners requests for information to be provided to the directors in connection with their consideration of the Advisory Agreement. Artisan Partners provided materials to the directors in response to those requests as well as other information Artisan Partners believed was useful in evaluating the approval of the Advisory Agreement. Artisan Partners provided extensive reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source of investment company data (in prior years branded as “Lipper reports”), which included information relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of mutual funds. Artisan Partners also provided additional reports prepared by Broadridge comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Broadridge. These supplemental reports were provided for Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Fund, International Value Fund, Mid Cap Fund and Value Fund.

136	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Advisory Agreement. The directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the independent directors and Artisan Partners, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

In evaluating the Advisory Agreement, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations; the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds; the management fees and total expense ratios of each class of shares of the Funds; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by Artisan Partners from its relationship with the Funds. In addition to the third-party reports by Broadridge and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the April 27 Meeting and the May 10 Meeting, concerning, among other things, the following:

•	Artisan Partners’ organization and operations, financial condition and stability and ownership structure;

•	Artisan Partners’ personnel, business and financial model, and methods, including Artisan Partners’ assessment of its ability to attract and retain capable personnel; Artisan Partners’ research and decision-making processes; the adequacy and sophistication of technology and systems with respect to investment and administrative matters; Artisan Partners’ liquidity management tools, policies and procedures; and steps taken or expected to be taken to comply with proposed regulatory changes related to liquidity risk management and use of derivatives;

•	The terms of the Advisory Agreement, including the scope of services performed by Artisan Partners; and how the services performed by Artisan Partners under the Advisory Agreement differ from those performed for other investment companies and accounts;

•	Each Fund’s short- and long-term investment performance (including past 1-, 3-, 5- and 10-year and since-inception periods, as applicable), including comparisons for various time periods with (a) other Artisan Partners client accounts managed with similar investment objectives, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•	The Funds’ experience applying valuation procedures, including fair valuation of assets for which market quotations are not readily available and any anticipated or proposed changes to the procedures;

•	Any litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations thereof by the Securities and Exchange Commission or other governmental or regulatory authorities;

•

Information regarding fee arrangements, including a comparison of the total expense ratio of each share class of each Fund with other mutual funds; the structure of the advisory fees, including the method of computing fees and the frequency of payment of

Artisan Partners Funds	137

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

fees; a comparison of the advisory fees with fees charged by other advisory organizations for managing mutual funds with similar investment objectives; and information regarding expense limitation arrangements and the expenses other than advisory fees that the Funds bear, either at the level of the Fund as a whole or on a class-specific basis;

•	Artisan Partners’ assessment of whether it is realizing economies of scale in providing services to the Funds and, if so, whether, how and, if quantifiable, to what extent the economies of scale are shared with the Funds, and the adequacy of existing breakpoints (reduced fee levels on assets in excess of stated thresholds) in advisory fees and whether further breakpoints are appropriate;

•	A comparison of the fee arrangements for the Funds with fees charged by Artisan Partners for subadvising other U.S. mutual funds and for managing other accounts, and trends in fees charged by Artisan Partners for such services;

•	Information regarding third-party intermediary and service arrangements and related payments by the Funds and Artisan Partners, including, among other information, information on amounts paid to financial intermediaries during the year ended December 31, 2015, the nature of services provided by such intermediaries, any caps or limitations placed on related payments, and the process employed by Artisan Partners for entering into and overseeing such intermediary arrangements;

•	Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationships with the Funds, in addition to advisory fees, including any benefits to Artisan Partners or its affiliates in selling other products, and the method of estimating the value of any such benefits;

•	Matters relating to brokerage and portfolio transactions, including Artisan Partners’ practices regarding selection of brokers and dealers to execute portfolio transactions and regarding negotiation of commission rates and allocation of brokerage for research and other services;

•	The estimated profitability to Artisan Partners of its relationship with each Fund on both a pre-tax and post-tax basis for the three most recent 12-month periods; the assumptions and allocation methodologies utilized for such profitability analysis; and, with respect to Mid Cap Value Fund, supplemental pro forma profitability information assuming the merger of Mid Cap Value Fund and Small Cap Value Fund had occurred immediately prior to the most recent measurement period;

•	Potential for conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest; and

•	Compliance and related matters, including Artisan Partners’ programs for monitoring compliance with federal and state securities and other applicable laws and regulations, the investment policies and restrictions of registered investment company clients and Subchapter M of the Internal Revenue Code; and information regarding personnel who perform significant compliance and legal services for the Funds.

Following the April 27 Meeting and executive sessions with their independent counsel, the independent directors requested certain follow-up information from Artisan Partners. Artisan Partners provided this follow-up information prior to the May 10

138	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Meeting. At the May 10 Meeting, Artisan Partners presented certain additional information to the directors regarding the Funds, and the independent directors and their independent counsel reviewed with the full board the information discussed at the April 27 Meeting and during their executive sessions. The directors then considered whether any further discussion or review was necessary, concluding that the April 27 Meeting and the information reviewed by the independent directors prior to and at the May 10 Meeting provided a sufficient basis for taking action on the continuation of the Advisory Agreement with respect to each Fund for an additional year. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreement. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. With respect to each Fund, the directors concluded that the Fund’s performance (including absolute performance and, where applicable, outperformance of peers and relevant benchmarks over long-term periods) or other relevant factors supported continuation of the Fund’s advisory arrangements under the Advisory Agreement. In the case of each Fund that had performance that lagged that of a relevant peer group or benchmark for certain (although not necessarily all) periods, the directors concluded that other factors relevant to performance supported continuation of the advisory arrangements. These factors included either or both of the following: (1) that underperformance was attributable, to a significant extent, to investment decisions (such as security selection, sector allocation or risk mitigation) by Artisan Partners that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund’s more recent or long-term performance, as applicable, was competitive when compared to relevant performance benchmarks or peer groups. With respect to each of Emerging Markets Fund, Mid Cap Value Fund and Value Fund, following extensive discussion, the directors determined that the Fund’s performance supported renewal of the Fund’s advisory arrangement, but that the board would continue to monitor closely the performance of the Fund. The directors noted that Artisan Partners had provided supplemental analysis regarding each of those Funds and responded to questions regarding efforts to address periods of underperformance, and that all three Funds had exhibited improving relative performance in 2016 in comparison to earlier periods. The directors also noted Artisan Partners’ past record of improving the performance of other Funds that experienced periods of underperformance.

The costs of the services and profitability of Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners, and the estimated profitability it realizes, are reasonable in relation to the nature and quality of services provided with respect to each Fund, based on the assumptions and methodology for calculating such costs and profitability presented to the directors by Artisan Partners.

Comparisons of the services rendered and the amounts payable under the Advisory Agreement with those under other investment advisory agreements. The directors concluded that the fees payable by the Funds to Artisan Partners are reasonable in relation to the nature and quality of the services provided. In reaching this conclusion, the directors

Artisan Partners Funds	139

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

compared the fees payable by the Funds to the fees paid by other mutual funds that are in the same Broadridge peer category or universe. The directors also considered the fees Artisan Partners receives from, and the scope of services it provides to, other Artisan Partners clients, including its separate account clients and UCITS funds, and the U.S. mutual funds and collective investment trusts for which it serves as sub-adviser, noting the significantly broader scope of services that Artisan Partners provides to the Funds as compared to the other types of clients. In reaching their conclusion, the directors also took into account the costs and risks assumed by Artisan Partners in connection with launching and maintaining publicly-offered mutual funds, and how those costs and risks differ from those associated with other components of Artisan Partners’ business. In addition, the directors noted that Artisan Partners has contractually agreed to maintain certain expense limitations through January 31, 2017, for Developing World Fund, Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund (Advisor Shares), Global Small Cap Fund, Global Value Fund (Advisor Shares), High Income Fund, International Fund (Advisor Shares), International Value Fund (Advisor Shares), Mid Cap Fund (Advisor Shares), Mid Cap Value Fund (Advisor Shares) and Value Fund (Advisor Shares).

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors concluded that the shareholders of Global Opportunities Fund, Global Value Fund, High Income Fund, International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund and Value Fund have appropriately benefited from economies of scale under the management fee structures of their advisory arrangements. The directors concluded that the shareholders of each of Developing World Fund, Emerging Markets Fund and Global Equity Fund would likely benefit from economies of scale if the Fund’s assets reach the level at which it will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreement. They also concluded that Artisan Partners had not achieved (nor was it likely to achieve) economies of scale in the management of International Small Cap Fund because the Fund closed to new investors at a relatively modest asset level. The directors also considered that the fee rate for Global Small Cap Fund had been set at a level that was intended to be appropriate for its anticipated eventual asset size, thus not requiring adjustment through breakpoints.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreement and the management fees to be paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded the primary fall-out benefits include: (1) the potential conversion of Fund shareholders to separate account clients, and the ability otherwise to attract new clients and investment talent, (2) the acquisition of research products and services in return for brokerage commissions paid by the Funds (“soft dollars”) and (3) reputational benefits as a result of its association with the Funds. The directors concluded that, although Artisan Partners may derive such additional benefits, the Funds also could benefit from potential institutional shareholders who might choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients, and from reputational benefits as a result of their association with Artisan Partners.

140	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

At the conclusion of the foregoing discussions, the board approved the Advisory Agreement for the period from July 1, 2016 through June 30, 2017 for each Fund by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

Artisan Partners Funds	141

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of September 30, 2016. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Research Systems, Inc. (“FactSet”). For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources and FactSet (to the extent available) as a secondary source for this information. The Adviser assigns debt securities in accordance with the industry groups developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definition of Portfolio Statistic

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the markets in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

142	Artisan Partners Funds

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The indices to which the Funds are compared are:

Artisan Developing World and Artisan Emerging Markets Funds – Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets) is a market-weighted index of companies in emerging markets.

Artisan Global Equity, Artisan Global Opportunities, Artisan Global Small Cap and Artisan Global Value Funds – Morgan Stanley Capital International All Country World Index (MSCI ACWI) is a market-weighted index of global developed and emerging markets.

Artisan Global Small Cap Fund – Morgan Stanley Capital International All Country World Small Cap Index (MSCI ACWI Small Cap) – is a market-weighted index of small cap securities of global developed and emerging markets.

Artisan High Income Fund – BofA Merrill Lynch U.S. High Yield Master II Total Return Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Artisan International, Artisan International Small Cap and Artisan International Value Funds – Morgan Stanley Capital International EAFE Index (MSCI EAFE) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. MSCI EAFE’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Fund – Morgan Stanley Capital All Country World Index ex USA (MSCI ACWI ex USA) is a market-weighted index of global developed and emerging markets, excluding the U.S.

Artisan International Small Cap Fund – Morgan Stanley Capital International EAFE Small Cap Index (MSCI EAFE Small Cap) is a market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

Artisan International Value Fund – Morgan Stanley Capital International EAFE Value Index (MSCI EAFE Value) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, that exhibits value investment style characteristics according to MSCI’s methodology.

Artisan Mid Cap and Artisan Mid Cap Value Funds – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Artisan Mid Cap Value Fund – Russell Midcap® Value Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Small Cap Fund – Russell 2000® Index is a market-weighted index of about 2,000 small U.S. companies.

Artisan Partners Funds	143

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Artisan Small Cap Fund – Russell 2000® Growth Index is a market-weighted index of those small companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

Artisan Value Fund – Russell 1000® Index is a market-weighted index of about 1,000 large U.S. companies.

Artisan Value Fund – Russell 1000® Value Index is a market-weighted index of those large companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

For the BofA Merrill Lynch U.S. High Yield Master II Total Return Index the source is BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch indices “as is,” makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch indices or any data included in, related to, or derived there from, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Artisan Partners, or any of its products or services.

Russell Investment Group is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Artisan Partners Funds. Russell Investment Group is not responsible for the formatting or configuration of this material or for any inaccuracy in Artisan Partners Funds’ presentation thereof.

144	Artisan Partners Funds

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Partners Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

Artisan Partners Funds	145

DIRECTORS AND OFFICERS

The board of directors has overall responsibility for the conduct of the affairs of Artisan Partners Funds. Each director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. Artisan Partners Funds’ bylaws further provide that each director must retire by the end of the calendar year in which he or she attains the age of 75. The board of directors may fill any vacancy on the board provided that after such appointment at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of the Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors elects the officers of Artisan Partners Funds. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer with or without cause at any time.

The names and ages of the directors and officers as of November 11, 2016, the position each holds with the Funds, the date each was first elected to office, their principal business occupations and other directorships they have held during at least the last five years are shown below. Each director oversees all fourteen series of Artisan Partners Funds.

Name and Age at 11/11/16	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Directors who are not “interested persons” of Artisan Partners Funds:
David A. Erne – 73	Director	3/27/95	Of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI.	None.
Gail L. Hanson – 60	Director	1/1/12	Chief Financial Officer, Aurora Health Care (not for profit health care provider); from September 2004 to February 2011, Deputy Executive Director, State of Wisconsin Investment Board.	Director, Northwestern Mutual Series Fund, Inc. (investment company) (27 portfolios).
Thomas R. Hefty – 69	Director and Independent Chair of the Board of Directors	Director since 3/27/95; Independent Chair since 1/1/15	Retired; from January 2007 to February 2008, President, Kern Family Foundation (private, grant-making organization); until December 2006, of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI; until December 2006, Adjunct Professor, Department of Business and Economics, Ripon College; until December 2002, Chairman of the Board and Chief Executive Officer of Cobalt Corporation (provider of managed care and specialty business services).	None.

146	Artisan Partners Funds

DIRECTORS AND OFFICERS

Name and Age at 11/11/16	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Peter M. Lebovitz – 61	Director	7/1/14	Managing Partner, Harkness Partners, LLC (provider of strategic consulting to investment management firms).	None.
Patrick S. Pittard – 70	Director	8/9/01	Distinguished Executive in Residence (teaching position), University of Georgia; until December 2012, Chairman and Chief Executive Officer, ACT Bridge, Inc. (enterprise talent management firm); until October 2001, Chairman of the Board, President and Chief Executive Officer of Heidrick & Struggles International, Inc. (executive search firm).	Director, Lincoln National Corporation (insurance and investment management company).
R. Scott Trumbull – 68	Director	11/13/12	Until 2015, Chairman and Director, Franklin Electric Co., Inc. (manufacturer of water and fuel pumping systems); until 2014, Chief Executive Officer, Franklin Electric Co., Inc.	Director, Welltower Inc. (investor in health care real estate); Director, Columbus McKinnon Corporation (designer, manufacturer and marketer of material handling products).
Director who is an “interested person” of Artisan Partners Funds and Officer:
Eric R. Colson – 47*	Director, President and Chief Executive Officer	President and Chief Executive Officer since 2/9/10; Director since 11/12/13	President, Chief Executive Officer and Director of Artisan Partners Asset Management Inc. (since March 2013) and Chairman (since August 2015); Managing Director, Chief Executive Officer and since April 2013 President of Artisan Partners; President and Chief Executive Officer of Artisan Investments GP LLC; President and Chief Executive Officer of Artisan Partners Holdings LP (since March 2013); prior thereto, Managing Director and Chief Operating Officer – Investment Operations of Artisan Partners.	None.

Artisan Partners Funds	147

DIRECTORS AND OFFICERS

Name and Age at 11/11/16	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Officers:
Brooke J. Billick – 62	Chief Compliance Officer	8/19/04	Chief Compliance Officer – U.S. Mutual Funds and Associate Counsel of Artisan Partners; Chief Compliance Officer of Artisan Partners Distributors LLC; until January 2012, Chief Compliance Officer of Artisan Partners.	None.
Gregory K. Ramirez – 46	Chief Financial Officer, Vice President and Treasurer	2/8/11	Managing Director and since April 2013, Vice President and Assistant Treasurer of Artisan Partners; Senior Vice President (since October 2013) of Artisan Partners Asset Management Inc.; Chairman and President of Artisan Partners Distributors LLC; prior thereto, Vice President, Treasurer and Chief Financial Officer of Artisan Partners Distributors LLC; until February 2011, Assistant Secretary and Assistant Treasurer of Artisan Partners Funds.	None.
Sarah A. Johnson – 44	General Counsel, Vice President and Secretary	2/8/11	Managing Director, Vice President (since April 2013), Secretary (since October 2013), Chief Compliance Officer (January 2012 – September 2013) and General Counsel (since October 2013) of Artisan Partners; prior thereto Associate Counsel of Artisan Partners; Executive Vice President, Chief Legal Officer and Secretary (since October 2013) of Artisan Partners Asset Management Inc.; Vice President and Secretary of Artisan Partners Distributors, LLC; until February 2011, Assistant Secretary of Artisan Partners Funds.	None.
Laura E. Simpson – 40	Vice President and Assistant Secretary	2/10/15	Deputy General Counsel (since January 2015) of Artisan Partners; prior thereto, Associate Counsel; until March 2011, Counsel, Invesco Ltd.	None.
Shannon K. Jagodinski – 39	Vice President and Assistant Treasurer	Vice President since 2/10/15; Assistant Treasurer since 2/14/12	Director (since January 2016) of Vehicle Administration of Artisan Partners; prior thereto, Senior Manager.	None.

148	Artisan Partners Funds

DIRECTORS AND OFFICERS

Name and Age at 11/11/16	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Blake A. Rigel, 45	Assistant Treasurer	2/9/16	Director of Global Taxation of Artisan Partners since September 2015; until September 2015, Special Tax Counsel, Kramer, Levin, Naftalis & Frankel.	None.

*	Mr. Colson is an “interested person” of Artisan Partners Funds, as defined in the 1940 Act, because he is President and Chief Executive Officer of Artisan Partners Funds and holds various positions with Artisan Partners and its affiliates.

Artisan Partners Funds	149

ARTISAN PARTNERS FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

Item 2.    Code of Ethics.

(a) Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer (the “Covered Officers”).

(b) No disclosures are required pursuant to this Item 2(b).

(c) During the period covered by the report, registrant did not make any substantive amendments to the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.    Audit Committee Financial Expert.

Registrant’s board of directors has determined that Gail L. Hanson, member and chairman of the registrant’s audit committee, Thomas R. Hefty, member of the registrant’s audit committee, Peter M. Lebovitz, member of the registrant’s audit committee, and R. Scott Trumbull, member of the registrant’s audit committee, each qualify as an audit committee financial expert, as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Ms. Hanson, Mr. Hefty, Mr. Lebovitz and Mr. Trumbull are “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including, without limitation, for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.    Principal Accountant Fees and Services.

Aggregate fees billed to the registrant for professional services rendered by the registrant’s principal accountant, Ernst & Young LLP, are summarized in the tables below. The tables summarize fees billed (or to be billed) by the registrant’s principal accountant for work performed relating to each applicable period identified below.

Fees:

	Fiscal Year Ended September 30, 2016	Fiscal Year Ended September 30, 2015
Audit Fees (a)	$377,500	$365,300
Audit-Related Fees (b)	$73,800	$66,200
Tax Fees (c)	$366,970	$374,096
All Other Fees (d)	$—	—

(a) “Audit Fees” include amounts for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements and services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements, including for 2016, portions of which have not been billed at the time of this filing and fees billed for consents issued in conjunction with the registrant’s post-effective amendments to the Funds’ registration statements filed for each of the last two fiscal years. The fees billed during the fiscal year ended September 30, 2016 also include consents issued in conjunction with the registrant’s post-effective amendments to the Funds’ registration statements filed in connection with the initial offering of Institutional Shares of Artisan International Small Cap Fund and in conjunction with the initial offering of Institutional Shares of Artisan Global Equity Fund. The fees billed during the fiscal year ended September 30, 2015 also include the consent issued in conjunction with the registrant’s post-effective amendments to the Funds’ registration statements filed in connection with the initial offering of Investor Shares, Advisor Shares and Institutional Shares of Artisan Developing World Fund.

(b) “Audit-Related Fees” include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements. Audit-related fees have not been reported under the item “audit fees” in the chart above.

The fees billed by Ernst & Young LLP during the fiscal years ended September 30, 2016 and September 30, 2015 include fees incurred for services for review procedures performed in conjunction with the semiannual reports to shareholders as of March 31, 2016 and March 31, 2015.

(c) “Tax Fees” include amounts for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning.

The fees shown in the table above for the fiscal year ended September 30, 2016 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2016, which have not been billed as of the time of this filing; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2016, which also have not yet been billed as of the time of this filing; (3) the use of a PFIC database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2015 and the excise year ended December 31, 2015, and the semiannual period ended March 31, 2016; (4) the use of a Qualified Foreign Corporation (QFC) Database supplied by Ernst & Young LLP for the calendar year ended December 31, 2015; (5) the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2016; and (6) the filing of reclaims of tax amounts withheld by foreign countries.

The fees shown in the table above for the fiscal year ended September 30, 2015 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2015; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2015; (3) the use of a PFIC database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2014 and the excise year ended December 31, 2014, and the semiannual period ended March 31, 2015; (4) the use of a Qualified Foreign Corporation (QFC) Database supplied by Ernst & Young LLP for the calendar year ended December 31, 2014; (5) the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2015; and (6) the filing of reclaims of tax amounts withheld by foreign countries

(d) None.

(e)(1) During its regularly scheduled periodic meetings, the registrant’s audit committee considers any requests to pre-approve any audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has authorized its chairman to exercise that authority in the intervals between meetings; and the chairman presents any such pre-approvals to the audit committee at its next regularly scheduled meeting. Under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, pre-approval of non-audit services may be waived provided that: 1) the aggregate fees for all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided, 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2) No services included in Items 4(b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees for the fiscal years ended September 30, 2016 and September 30, 2015 by the registrant’s principal accountant for non-audit services rendered to the registrant are shown in the tables above and described under Items 4(b) – (d) above. For the registrant’s fiscal years ended September 30, 2016 and September 30, 2015, Ernst & Young LLP served as the registrant’s principal accountant and provided no services and billed no fees for non-audit services rendered to the registrant’s adviser or entities controlling, controlled by or under common control with the adviser.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. The provisions of Rule 2-01(c)(7) were effective on May 6, 2003. No such services were rendered on or after May 6, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of September 30, 2016 are included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.    Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1)	Code of Ethics for Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	December 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	December 2, 2016

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	December 2, 2016